                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                             ------------------------
                             Date of Fiscal Year End

                               September 30, 2004
                            ------------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT SEPTEMBER 30, 2004

[GRAPHIC IMAGE]

EATON VANCE MUNICIPALS TRUST

[GRAPHIC IMAGE]

CALIFORNIA

FLORIDA

MASSACHUSETTS

MISSISSIPPI

NEW YORK

OHIO

RHODE ISLAND

WEST VIRGINIA

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

     For more information about Eaton Vance's privacy policies, call:
     1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Each Fund will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year. Each Fund's Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE MUNICIPALS FUNDS as of September 30, 2004

TABLE OF CONTENTS

      President's Letter to Shareholders                    2

      Market Recap                                          3

      Fund Investment Updates
                             California                     4
                             Florida                        6
                             Massachusetts                  8
                             Mississippi                   10
                             New York                      12
                             Ohio                          14
                             Rhode Island                  16
                             West Virginia                 18

      Disclosure of Fund Expenses                          20

      Financial Statements                                 23

      Management and Organization                         105

EATON VANCE MUNICIPALS FUNDS as of September 30, 2004

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

The municipal bond market consists of a broad array of bond issues, with widely varying features and performance characteristics that may make them appropriate for a specific investment scenario. In this edition of our continuing educational series, we will feature zero coupon bonds - a variety of bond that has seen increasing use by investors over the past 20 years - and discuss why they can provide flexibility in managing a bond portfolio.

THE 1980'S BROUGHT NEW VARIATIONS TO THE BOND MARKET...

Any discussion of zero coupon bonds should start with the term "coupon." Traditionally, bonds were issued in certificate form, with interest coupons attached, which the owner would clip and present for payment. The coupon rate indicates the rate of annual interest the issuer pays to the bondholder. For example, a $1,000 bond with a 5% coupon makes two semiannual interest payments of $25 each.

Today, most bonds are issued as "book-entry bonds," registered in the owner's name on the books of the issuer, but not delivered in certificate form. That change has not only replaced the antiquated coupon-clipping system, but also encouraged the development of new types of bonds -including zero coupon bonds, introduced in 1982.

ZERO-COUPONS: NO INTEREST PAYMENTS, BUT A PREDICTABLE LUMP-SUM PAYMENT AT MATURITY...

Zero coupon bonds do not have coupons attached and do not make regular interest payments. Instead, they are issued at a discount, usually well below par, or face value. As with coupon bonds, the bondholder receives face value if the bond is held to its maturity date. Over time - from its issuance to its maturity - zero coupon bonds accrete to par, meaning that their price appreciates over time to reflect the accrual of "imputed" compound interest. An investor holding a zero coupon bond to maturity receives a lump sum payment from the issuer for face value reflecting the initial investment plus interest that has accrued. Although zero coupon bonds do not pay any interest until they mature, the accrual of "imputed" compound interest is recognized currently. Mutual funds are required to distribute substantially all of their income (including accrued income) annually. A fund may therefore be required to sell securities to obtain cash needed for income distributions.

ZERO COUPON BONDS PROVIDE PORTFOLIO MANAGERS ADDITIONAL FLEXIBILITY...

For a portfolio manager, zero coupons can play a useful strategic role. Like other bonds, zero coupon bond prices are affected by market conditions, changes in an issuer's underlying fundamentals and fluctuations in interest rates. Because they pay no coupon or periodic interest payments, they typically display more price sensitivity than other bonds in response to changes in interest rates. Therefore, zero coupon bonds can provide more appreciation potential in a declining interest rate environment. Of course, zero coupons display increased DOWNSIDE volatility in the event of an INCREASE in interest rates.

Some zero coupon bonds start out as coupon-bearing bonds, which are then deposited with a trustee and subsequently "stripped" of their coupons. New securities are then created from principal and coupon payments. This allows an investor to choose a maturity to match the time when funds will be needed. Moreover, because of their many permutations, zero coupon bonds can help balance income-oriented bonds with performance-oriented zero coupons, providing more versatility in managing a municipal portfolio.

                                                   Sincerely,

                                               /s/ Thomas J. Fetter
                                                   Thomas J. Fetter
                                                   President
                                                   November 10, 2004

FORMERLY, EACH OF THE FUNDS INVESTED ITS ASSETS IN A CORRESPONDING INVESTMENT COMPANY (REFERRED TO AS A PORTFOLIO) THAT HAD THE SAME INVESTMENT OBJECTIVE AND POLICIES AS EACH FUND. EFFECTIVE OCTOBER 1, 2004, EACH FUND BEGAN TO INVEST ITS ASSETS DIRECTLY IN SECURITIES. EACH FUND'S INVESTMENT OBJECTIVE AND OTHER INVESTMENT POLICIES REMAIN UNCHANGED. IN ADDITION, BOSTON MANAGEMENT AND RESEARCH, THE INVESTMENT ADVISER TO THE PORTFOLIOS, ACTS AS INVESTMENT ADVISER TO EACH FUND. THE INVESTMENT ADVISORY FEE PAID REMAINS UNCHANGED. THERE HAS BEEN AN INVESTMENT MANAGEMENT PERSONNEL CHANGE, AS DETAILED ON THE MANAGEMENT UPDATE PORTION OF THE REPORT.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE MUNICIPALS FUNDS as of September 30, 2004
MARKET RECAP

The U.S. economy continued to expand during the year ended September 30, 2004, although at a somewhat more moderate rate as the fiscal year drew to a close. One key economic factor was the surge in gasoline and energy prices, which raised fears that inflation could re-emerge. Amid those concerns, bond market performance was less robust in the second half of the year than in the first half.

IN AN UNEVEN ECONOMY, SOME SECTORS GENERATED GROWTH...

The nation's Gross Domestic Product grew by 3.7% in the third quarter of 2004, following a 2.8% rise in the second quarter. Economic activity was uneven, with some segments slowing, while others generated growth. For example, retail sales slowed in reaction to consumer concerns over inflation and ongoing geo-political events. Auto sales were impacted by higher gas prices, with buyers opting for fuel-efficient smaller vehicles over SUVs and trucks.

Interestingly, manufacturing activity grew stronger, driven by rising demand for durable goods and capital equipment. Demand for aerospace equipment, steel products, industrial machinery, and information technology products was especially strong. Non-durable goods manufacturing, tied more closely to consumer spending, weakened significantly. The construction sector followed recent patterns, with residential building on the rise, while commercial activity lagged.

DESPITE A STRONGER ECONOMY, JOB GROWTH HAS REMAINED BELOW EXPECTATIONS...

Slow job growth continued to puzzle many economists. Having made significant productivity improvements during the recent economic downturn, many businesses have yet to return to previous employment levels. As a result, job gains during the recovery have fallen short of expectations. Nonetheless, there was some momentum in some manufacturing areas, as well as in the energy, transportation and health care sectors. The nation's unemployment rate fell to 5.4% in September 2004, down from 6.1% a year earlier.

[CHART]

Municipal bond yields were 98% of Treasury yields

30-Year AAA-rated General Obligation (GO) Bonds*        4.81%

Taxable equivalent yield in 35.0% tax bracket           7.40%

30-Year Treasury Bond                                   4.91%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund's yield. Statistics as of September 30, 2004.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

THE FEDERAL RESERVE REMAINED VIGILANT IN LIGHT OF RISING INFLATION...

Inflation re-emerged as a concern to investors and to the Federal Reserve. Oil prices soared amid supply concerns, which were exacerbated by the continuing turmoil in the Middle East, hurricanes in the Gulf of Mexico and surging demand from China. Oil reached $55 a barrel in October 2004, resulting in sharply higher prices for gasoline, natural gas, heating oil and assorted petrochemicals. Against that backdrop, the Federal Reserve emphasized that it would wage a vigorous fight against inflation. After maintaining a stable interest rate policy for more than a year - the Fed raised its benchmark Federal Funds rate by 25 basis points in June, August and September 2004.

Following a strong rally in the first half of the year, the municipal bond market lost some momentum in the second half, as inflation exerted upward pressure on interest rates. For the year ended September 30, 2004, the Lehman Brothers Municipal Bond Index had a total return of 4.60%.*

  * It is not possible to invest directly in an Index. The index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities in the index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND THE INVESTMENT ADVISER DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE CALIFORNIA MUNICIPALS FUND as of September 30, 2004

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT DISCUSSION

- While the California economy managed to halt its job losses in 2004, the state continued to lag the nation in new job creation. While the state's information technology area was slow to recover, business services, energy and construction sectors were strong. The state's September 2004 jobless rate was 5.9%, down from 6.7% a year ago.

- Escrowed/prerefunded bonds were the Portfolio's largest sector weighting at September 30, 2004. These bonds are either pre-refunded to their approaching call dates or escrowed to maturity. Because they are backed by Treasury bonds, escrowed bonds are considered to be of the highest quality, and generally provide an excellent source of income.

- Lease revenue/certificates of participation bonds (COPs) were among the Portfolio's largest sector weightings at September 30, 2004. COPs are an alternative financing tool employed to finance many projects, including recreational facilities, university facilities, and parking facilities.

- Special tax revenue bonds also constituted significant investments. These bonds are secured by the levy of special assessments - as opposed to property taxes - by local governments. The levies help defray costs on improvements or infrastructures that benefit local property owners.

- Management continued to closely monitor the Fund's call protection. While the pace of refundings has declined in 2004, management believes that call protection remains an important strategic consideration for municipal bond investors.

THE FUND

- During the year ended September 30, 2004, the Fund's Class A and Class B shares had total returns of 4.42% and 4.14%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $10.86 on September 30, 2004, from $10.92 on September 30, 2003, and the reinvestment of $0.530 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV per share to $10.06 from $10.11 during the period, and the reinvestment of $0.458 per share in tax-free income.(2) The Fund's Class C shares had a total return of 0.86% from inception on August 31, 2004, to fiscal year end, the result of an increase in NAV per share to $10.06 on September 30, 2004, from the initial $10.00 and the reinvestment of $0.026 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on September 30, 2004, of $10.86 per share for Class A, $10.06 per share for Class B, and $10.06 for Class C, the Fund's distribution rates were 4.88%, 4.12%, and 4.12%, respectively.(3) The distribution rates of Class A, Class B, and Class C are equivalent to taxable rates of 8.28%, 6.99%, and 6.99%, respectively.(4)

- The SEC 30-day yields for Class A, Class B, and Class C shares at September 30, 2004, were 4.33%, 3.79%, and 3.80%, respectively.(5) The SEC 30-day yields of Class A, Class B, and Class C are equivalent to taxable yields of 7.35%, 6.43%, and 6.45%, respectively.(4)

- For comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.60% for the year ended September 30, 2004.(6)

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR
    CLASS B SHARES.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND/OR ALTERNATIVE MINIMUM TAX AND STATE INCOME TAX.
(3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(4) TAXABLE-EQUIVALENT RATES ASSUME A MAXIMUM 41.05% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(6) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

EATON VANCE CALIFORNIA MUNICIPALS FUND as of September 30, 2004
PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the chart represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

PERFORMANCE(1)                                                                  CLASS A      CLASS B     CLASS C
----------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                         4.42%        4.14%        N.A.
Five Years                                                                       6.26         6.01         N.A.
Ten Years                                                                        6.49         5.84         N.A.
Life of Fund+                                                                    6.32         5.98         0.86

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                        -0.50%       -0.84%        N.A.
Five Years                                                                       5.24         5.69         N.A.
Ten Years                                                                        5.98         5.84         N.A.
Life of Fund+                                                                    5.82         5.98        -0.14

+    Inception date: Class A: 5/27/94; Class B: 12/19/85; Class C: 8/31/04

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES
     (CDSC) FOR CLASS B AND CLASS C SHARES. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR. SEC 1-YEAR RETURN FOR CLASS C REFLECTS 1% CDSC.

[CHART]

RATING DISTRIBUTION**

AAA           54.0%
AA            12.5%
A             12.9%
BBB            1.8%
BB             1.2%
Non-Rated     17.6%

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE CALIFORNIA MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

   September 30, 1994 - September 30, 2004

                 EATON VANCE CALIFORNIA MUNICIPALS FUND- CLASS B
                                   12/19/1985

                  EATON VANCE        LEHMAN BROTHERS
            CALIFORNIA MUNICIPALS     MUNICIPAL BOND
                 FUND, CLASS B             INDEX
----------------------------------------------------
 9/30/1994                  10000              10000
10/31/1994                9770.79            9822.44
11/30/1994                9515.21             9644.6
12/31/1994                9686.03            9856.91
 1/31/1995                10032.7           10138.74
 2/28/1995                10366.7           10433.61
 3/31/1995                10486.5           10553.53
 4/30/1995                10467.5           10565.98
 5/31/1995                10814.2           10903.14
 6/30/1995                  10600           10807.84
 7/31/1995                10659.1           10910.09
 8/31/1995                10738.2           11048.55
 9/30/1995                10829.5           11118.35
10/31/1995                11059.7           11279.98
11/30/1995                  11313           11467.39
12/31/1995                11474.3           11577.45
 1/31/1996                11509.5           11664.93
 2/29/1996                11403.1           11586.14
 3/31/1996                11200.8           11438.13
 4/30/1996                11141.7           11405.69
 5/31/1996                11139.8           11401.34
 6/30/1996                11237.7           11525.61
 7/31/1996                11364.4           11629.88
 8/31/1996                11362.9           11627.27
 9/30/1996                11532.3           11789.77
10/31/1996                11625.4           11923.01
11/30/1996                11855.7           12141.41
12/31/1996                  11782           12090.14
 1/31/1997                  11829           12113.02
 2/28/1997                11967.8           12224.25
 3/31/1997                11786.9           12061.17
 4/30/1997                11906.2           12162.26
 5/31/1997                12077.1           12345.32
 6/30/1997                12238.9           12476.83
 7/31/1997                12635.6           12822.38
 8/31/1997                12470.4           12702.18
 9/30/1997                12683.2            12852.8
10/31/1997                12743.1           12935.64
11/30/1997                12833.3           13011.82
12/31/1997                13056.2           13201.54
 1/31/1998                13181.6           13337.68
 2/28/1998                13182.1           13341.73
 3/31/1998                13186.4           13353.61
 4/30/1998                13052.5           13293.36
 5/31/1998                13282.9           13503.65
 6/30/1998                13306.3           13556.95
 7/31/1998                13315.5           13590.84
 8/31/1998                13606.4           13800.83
 9/30/1998                13799.3           13972.89
10/31/1998                13699.6            13972.6
11/30/1998                13749.3           14021.55
12/31/1998                  13754           14056.89
 1/31/1999                13896.2           14224.02
 2/28/1999                13811.6           14162.03
 3/31/1999                  13840           14181.44
 4/30/1999                  13861           14216.78
 5/31/1999                  13753           14134.52
 6/30/1999                13449.7           13931.18
 7/31/1999                13449.1           13981.87
 8/31/1999                13233.9           13869.77
 9/30/1999                13178.9           13875.56
10/31/1999                12846.7           13725.23
11/30/1999                12959.5           13871.22
12/31/1999                12819.7           13767.81
 1/31/2000                12673.1           13707.86
 2/29/2000                12909.6           13867.16
 3/31/2000                13206.1           14170.14
 4/30/2000                13040.6           14086.43
 5/31/2000                12936.9           14013.15
 6/30/2000                13411.7           14384.49
 7/31/2000                13674.1           14584.64
 8/31/2000                14004.4           14809.41
 9/30/2000                13844.9           14732.36
10/31/2000                14079.8           14893.12
11/30/2000                  14167           15005.79
12/31/2000                14666.6           15376.55
 1/31/2001                14683.5           15528.91
 2/28/2001                14712.2           15578.15
 3/31/2001                14826.5           15717.76
 4/30/2001                  14423           15547.45
 5/31/2001                14642.7           15714.87
 6/30/2001                14745.8           15820.01
 7/31/2001                15016.6           16054.34
 8/31/2001                15484.3           16318.79
 9/30/2001                15380.5           16264.05
10/31/2001                15539.2           16449.14
11/30/2001                15351.8           16319.08
12/31/2001                  15121            16164.7
 1/31/2002                15331.3           16445.08
 2/28/2002                  15578            16643.2
 3/31/2002                15101.8           16317.05
 4/30/2002                15381.7           16635.96
 5/31/2002                15519.6           16737.05
 6/30/2002                15647.5           16914.03
 7/31/2002                15845.3           17131.56
 8/31/2002                16129.3            17337.5
 9/30/2002                16656.1           17717.24
10/31/2002                16120.7           17423.53
11/30/2002                16037.9           17351.12
12/31/2002                16439.8           17717.24
 1/31/2003                16257.4           17672.34
 2/28/2003                16570.7           17919.42
 3/31/2003                16625.4           17930.14
 4/30/2003                16783.5            18048.6
 5/31/2003                  17191           18471.21
 6/30/2003                17025.9           18392.71
 7/31/2003                  16323            17749.1
 8/31/2003                16474.3           17881.47
 9/30/2003                16944.2           18407.19
10/31/2003                  16928           18314.51
11/30/2003                17153.4           18505.39
12/31/2003                17284.9           18658.61
 1/31/2004                17321.3            18765.5
 2/29/2004                17669.9           19047.91
 3/31/2004                17405.9           18981.58
 4/30/2004                17063.7           18532.04
 5/31/2004                16988.9           18464.84
 6/30/2004                17063.3           18532.04
 7/31/2004                17243.5           18775.92
 8/31/2004                17533.3           19152.18
 9/30/2004                17645.1           19253.85

* SOURCES: THOMSON FINANCIAL; LIPPER INC.

  A $10,000 HYPOTHETICAL INVESTMENT IN THE FUND'S CLASS A SHARES ON 9/30/94 AT NET ASSET VALUE WOULD HAVE BEEN VALUED AT $18,761 ON SEPTEMBER 30, 2004; $17,871, INCLUDING THE 4.75% SALES CHARGE. AN INVESTMENT IN CLASS C SHARES ON 8/31/04 AT NET ASSET VALUE WOULD HAVE BEEN VALUED AT $10,081 ON SEPTEMBER 30, 2004; $9,980, INCLUDING THE 1% CDSC. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

   PORTFOLIO STATISTICS**

   - Number of Issues:               78
   - Average Maturity:               18.3 years
   - Average Rating:                 AA-
   - Average Call:                   10.0 years
   - Average Dollar Price:           $95.31

** PORTFOLIO STATISTICS AND RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE FLORIDA MUNICIPALS FUND as of September 30, 2004
INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT DISCUSSION

- Florida's economic recovery remains among the strongest in the nation. Residential building has fueled a robust construction sector, while tourism - despite the disruptions caused by a very active hurricane season - has continued to recover. The state's jobless rate was 4.5% in September 2004, down from 5.1% a year ago.

- Insured* water and sewer bonds, which are backed by water system bill payments, were the largest investments for the Portfolio at September 30, 2004. With the continuing growth in Florida's population, water and sewer improvements and expansions represent a significant portion of Florida's debt offerings.

- Insured* transportation bonds were also among the Portfolio's largest sector weightings during the period. The Portfolio's investments included bonds for the Florida Turnpike Authority, as well as selected issues for Puerto Rico's Highway and Transportation Authority.

- Insured* special tax revenue bonds represented a significant investment in the Florida Portfolio. These bonds are secured by the levy of special assessments - as opposed to property taxes - by local governments. The levies help defray costs on improvements or infrastructures that benefit local property owners.

- Management continued to closely monitor the Portfolio's call protection. While the pace of refundings has declined in 2004, management believes that call protection remains an important strategic consideration for municipal bond investors.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

THE FUND

- During the year ended September 30, 2004, the Fund's Class A and Class B shares had total returns of 4.18% and 3.34%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $10.58 on September 30, 2004, from $10.68 on September 30, 2003, and the reinvestment of $0.538 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV per share to $10.84 from $10.95 during the period, and the reinvestment of $0.469 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on September 30, 2004, of $10.58 per share for Class A and $10.84 per share for Class B, the Fund's distribution rates were 5.00% and 4.23%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.69% and 6.51%, respectively.(4)

- The SEC 30-day yields for Class A and Class B shares at September 30, 2004, were 4.38% and 3.85%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.74% and 5.92%, respectively.(4)

- For comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.60% for the year ended September 30, 2004.(6)

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND/OR ALTERNATIVE MINIMUM TAX AND STATE INTANGIBLES TAX.
(3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(4) TAXABLE-EQUIVALENT RATES ASSUME A MAXIMUM 35.00% FEDERAL INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(6) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

EATON VANCE FLORIDA MUNICIPALS FUND as of September 30, 2004
PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the chart represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

PERFORMANCE(1)                                                                  CLASS A    CLASS B
--------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                          4.18%      3.34%
Five Years                                                                        6.38       5.58
Ten Years                                                                         6.13       5.29
Life of Fund+                                                                     6.14       5.93

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                         -0.74%     -1.61%
Five Years                                                                        5.34       5.25
Ten Years                                                                         5.61       5.29
Life of Fund+                                                                     5.65       5.93

+    Inception date: Class A: 4/5/94; Class B: 8/28/90

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES
     (CDSC) FOR CLASS B SHARES. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4%
     - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

RATING DISTRIBUTION**

AAA                        68.3%
AA                          5.0%
A                           5.5%
BBB                         4.5%
Non-Rated                  16.7%

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE FLORIDA MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX**

   September 30, 1994 - September 30, 2004

                  EATON VANCE FLORIDA MUNICIPALS FUND- CLASS B
                                    8/28/1990

                 EATON VANCE      LEHMAN BROTHERS
             FLORIDA MUNICIPALS    MUNICIPAL BOND
                 FUND, CLASS B         INDEX
-------------------------------------------------
 9/30/1994                10000             10000
10/31/1994              9728.03           9822.44
11/30/1994              9490.82            9644.6
12/31/1994              9799.15           9856.91
 1/31/1995              10141.6          10138.74
 2/28/1995              10522.2          10433.61
 3/31/1995              10602.3          10553.53
 4/30/1995                10609          10565.98
 5/31/1995              10890.8          10903.14
 6/30/1995              10693.1          10807.84
 7/31/1995              10759.4          10910.09
 8/31/1995              10853.6          11048.55
 9/30/1995                10990          11118.35
10/31/1995              11188.6          11279.98
11/30/1995              11448.9          11467.39
12/31/1995              11606.8          11577.45
 1/31/1996              11652.6          11664.93
 2/29/1996              11488.8          11586.14
 3/31/1996                11302          11438.13
 4/30/1996              11263.9          11405.69
 5/31/1996              11223.7          11401.34
 6/30/1996              11335.9          11525.61
 7/31/1996              11473.1          11629.88
 8/31/1996              11411.4          11627.27
 9/30/1996              11587.1          11789.77
10/31/1996              11662.6          11923.01
11/30/1996              11849.4          12141.41
12/31/1996              11787.6          12090.14
 1/31/1997              11789.4          12113.02
 2/28/1997              11873.2          12224.25
 3/31/1997              11683.5          12061.17
 4/30/1997              11738.9          12162.26
 5/31/1997              11850.8          12345.32
 6/30/1997              12010.5          12476.83
 7/31/1997              12356.2          12822.38
 8/31/1997              12156.3          12702.18
 9/30/1997              12269.9           12852.8
10/31/1997              12394.1          12935.64
11/30/1997              12477.8          13011.82
12/31/1997              12690.3          13201.54
 1/31/1998                12862          13337.68
 2/28/1998              12866.1          13341.73
 3/31/1998              12883.3          13353.61
 4/30/1998              12777.3          13293.36
 5/31/1998              13017.9          13503.65
 6/30/1998              13063.4          13556.95
 7/31/1998                13073          13590.84
 8/31/1998              13274.1          13800.83
 9/30/1998              13411.4          13972.89
10/31/1998              13349.4           13972.6
11/30/1998              13396.6          14021.55
12/31/1998                13380          14056.89
 1/31/1999              13509.1          14224.02
 2/28/1999              13449.3          14162.03
 3/31/1999              13405.8          14181.44
 4/30/1999              13439.9          14216.78
 5/31/1999              13355.6          14134.52
 6/30/1999              13145.8          13931.18
 7/31/1999              13093.7          13981.87
 8/31/1999              12850.9          13869.77
 9/30/1999              12762.2          13875.56
10/31/1999              12550.8          13725.23
11/30/1999              12659.8          13871.22
12/31/1999              12526.1          13767.81
 1/31/2000              12379.5          13707.86
 2/29/2000              12588.1          13867.16
 3/31/2000              12900.3          14170.14
 4/30/2000              12800.9          14086.43
 5/31/2000              12656.5          14013.15
 6/30/2000              13014.5          14384.49
 7/31/2000              13221.8          14584.64
 8/31/2000              13437.9          14809.41
 9/30/2000              13321.5          14732.36
10/31/2000              13490.9          14893.12
11/30/2000                13594          15005.79
12/31/2000              13998.1          15376.55
 1/31/2001                14039          15528.91
 2/28/2001              14090.4          15578.15
 3/31/2001              14244.4          15717.76
 4/30/2001              14085.8          15547.45
 5/31/2001              14267.7          15714.87
 6/30/2001              14386.6          15820.01
 7/31/2001              14640.7          16054.34
 8/31/2001              14880.4          16318.79
 9/30/2001              14776.9          16264.05
10/31/2001                14920          16449.14
11/30/2001              14784.4          16319.08
12/31/2001              14637.6           16164.7
 1/31/2002              14853.8          16445.08
 2/28/2002              15047.7           16643.2
 3/31/2002              14725.6          16317.05
 4/30/2002              14962.3          16635.96
 5/31/2002              15045.5          16737.05
 6/30/2002              15189.8          16914.03
 7/31/2002              15367.4          17131.56
 8/31/2002              15551.3           17337.5
 9/30/2002              15893.3          17717.24
10/31/2002              15521.8          17423.53
11/30/2002                15423          17351.12
12/31/2002              15781.5          17717.24
 1/31/2003              15694.8          17672.34
 2/28/2003              15917.7          17919.42
 3/31/2003              15925.5          17930.14
 4/30/2003                16097           18048.6
 5/31/2003              16372.2          18471.21
 6/30/2003              16257.5          18392.71
 7/31/2003              15726.3           17749.1
 8/31/2003              15845.1          17881.47
 9/30/2003              16200.4          18407.19
10/31/2003                16215          18314.51
11/30/2003              16472.2          18505.39
12/31/2003              16586.5          18658.61
 1/31/2004              16586.5           18765.5
 2/29/2004              16876.1          19047.91
 3/31/2004              16721.6          18981.58
 4/30/2004              16353.7          18532.04
 5/31/2004              16278.6          18464.84
 6/30/2004              16288.5          18532.04
 7/31/2004              16468.3          18775.92
 8/31/2004              16683.3          19152.18
 9/30/2004              16741.2          19253.85

* SOURCES: THOMSON FINANCIAL; LIPPER INC.

  A $10,000 HYPOTHETICAL INVESTMENT IN THE FUND'S CLASS A SHARES ON 9/30/94 AT NET ASSET VALUE WOULD HAVE BEEN VALUED AT $18,121 ON SEPTEMBER 30, 2004; $17,260, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

   PORTFOLIO STATISTICS**

   - Number of Issues:              91
   - Average Maturity:              22.0 years
   - Average Rating:                AA
   - Average Call:                  8.1 years
   - Average Dollar Price:          $100.37

** PORTFOLIO STATISTICS AND RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF
   THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE MASSACHUSETTS MUNICIPALS FUND as of September 30, 2004 INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT DISCUSSION

- The Massachusetts economy continued to improve in 2004, although job growth has trailed the national economy's. Construction activity remained brisk, especially in the torrid residential segment. The state's key financial sector reflected the uneven recovery of the financial markets. The state's September 2004 jobless rate was 4.6%, down from 5.9% a year ago and below the national rate.

- In a highly competitive hospital sector, the Portfolio remained very selective. Management emphasized bonds of institutions they believe have a competitive advantage, due to marketable health care or research services and underlying financial strength, such as Partners Healthcare System and Biomedical Research Corp.

- Education and insured* education bonds played a significant role in the Portfolio. Investments included issues for the Massachusetts College Building Authority to fund projects that expand student housing and services at a number of state colleges.

- Water and sewer bonds represented a major investment. Issuance of bonds to finance water purification and water pollution abatement projects has provided the Portfolio with compelling investment opportunities.

- The Portfolio made structural changes to adjust to shifting market conditions. Management maintained a varied coupon mix, balancing higher-income issues with interest-rate-sensitive, low- and zero-coupon issues for appreciation potential.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

THE FUND

- During the year ended September 30, 2004, the Fund's Class A, Class B, and Class I shares had total returns of 4.92%, 4.07% and 5.04%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.66 on September 30, 2004, from $9.68 on September 30, 2003, and the reinvestment of $0.484 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV per share to $10.76 from $10.79 during the period, and the reinvestment of $0.460 per share in tax-free income.(2) For Class I, this return resulted from a decrease in NAV per share to $9.97 from $10.00 during the period, and the reinvestment of $0.520 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on September 30, 2004, of $9.66 per share for Class A, $10.76 for Class B, and $9.97 per share for Class I, the Fund's distribution rates were 5.01%, 4.28%, and 5.22%, respectively.(3) The distribution rates of Class A, B, and I are equivalent to taxable rates of 8.14%, 6.95%, and 8.48%, respectively.(4)

- The SEC 30-day yields for Class A, Class B, and Class I shares at September 30, 2004, were 4.21%, 3.67%, and 4.62%, respectively.(5) The SEC 30-day yields of Class A, Class B, and Class I are equivalent to taxable yields of 6.84%, 5.96%, and 7.51%, respectively.(4)

- For comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.60% for the year ended September 30, 2004.(6)

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND/OR ALTERNATIVE MINIMUM TAX AND STATE INCOME TAX.
(3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(4) TAXABLE-EQUIVALENT RATES ASSUME A MAXIMUM 38.45% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(6) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

EATON VANCE MASSACHUSETTS MUNICIPALS FUND as of September 30, 2004
PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the chart represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

PERFORMANCE(6)                                              CLASS A    CLASS B     CLASS I
------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                       4.92%      4.07%       5.04%
Five Years                                                     6.53       5.74        6.74
Ten Years                                                      6.18       5.42        6.38
Life of Fund+                                                  5.10       5.69        5.54

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                      -0.03%     -0.91%       5.04%
Five Years                                                     5.51       5.41        6.74
Ten Years                                                      5.67       5.42        6.38
Life of Fund+                                                  4.63       5.69        5.54

+    Inception date: Class A: 12/7/93; Class B: 4/18/91; Class I: 6/17/93

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES
     (CDSC) FOR CLASS B SHARES. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4%
     - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR. CLASS I SHARES ARE NOT SUBJECT TO A SALES CHARGE.

[CHART]

RATING DISTRIBUTION**

AAA                        53.8%
AA                         22.4%
A                          13.3%
BBB                         5.6%
Non-Rated                   4.9%

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE MASSACHUSETTS MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

    September 30, 1994 - September 30, 2004

                EATON VANCE MASSACHUSETTS MUNICIPAL FUND- CLASS B
                                    4/18/1991

                      EATON VANCE           LEHMAN BROTHERS
               MASSACHUSETTS MUNICIPALS      MUNICIPAL BOND
                     FUND, CLASS B               INDEX
-----------------------------------------------------------
 9/30/1994                        10000               10000
10/31/1994                      9740.11             9822.44
11/30/1994                      9435.21              9644.6
12/31/1994                      9721.32             9856.91
 1/31/1995                      10083.2            10138.74
 2/28/1995                      10402.7            10433.61
 3/31/1995                      10494.8            10553.53
 4/30/1995                      10480.6            10565.98
 5/31/1995                      10759.9            10903.14
 6/30/1995                      10566.4            10807.84
 7/31/1995                      10623.8            10910.09
 8/31/1995                      10762.3            11048.55
 9/30/1995                      10838.1            11118.35
10/31/1995                      11030.6            11279.98
11/30/1995                      11254.9            11467.39
12/31/1995                      11405.5            11577.45
 1/31/1996                      11429.9            11664.93
 2/29/1996                      11292.2            11586.14
 3/31/1996                      11130.8            11438.13
 4/30/1996                      11100.9            11405.69
 5/31/1996                      11112.6            11401.34
 6/30/1996                      11215.8            11525.61
 7/31/1996                      11300.9            11629.88
 8/31/1996                        11280            11627.27
 9/30/1996                      11437.6            11789.77
10/31/1996                      11502.9            11923.01
11/30/1996                        11705            12141.41
12/31/1996                      11639.9            12090.14
 1/31/1997                      11662.8            12113.02
 2/28/1997                      11758.7            12224.25
 3/31/1997                      11607.3            12061.17
 4/30/1997                        11708            12162.26
 5/31/1997                      11867.2            12345.32
 6/30/1997                      12006.9            12476.83
 7/31/1997                      12361.3            12822.38
 8/31/1997                        12236            12702.18
 9/30/1997                      12399.4             12852.8
10/31/1997                      12480.9            12935.64
11/30/1997                      12555.4            13011.82
12/31/1997                      12762.7            13201.54
 1/31/1998                        12881            13337.68
 2/28/1998                      12920.6            13341.73
 3/31/1998                      12915.6            13353.61
 4/30/1998                      12808.3            13293.36
 5/31/1998                      13010.8            13503.65
 6/30/1998                      13047.8            13556.95
 7/31/1998                      13059.6            13590.84
 8/31/1998                      13269.3            13800.83
 9/30/1998                      13425.1            13972.89
10/31/1998                      13374.7             13972.6
11/30/1998                        13425            14021.55
12/31/1998                      13433.7            14056.89
 1/31/1999                      13568.8            14224.02
 2/28/1999                      13459.1            14162.03
 3/31/1999                      13452.1            14181.44
 4/30/1999                      13476.1            14216.78
 5/31/1999                      13364.9            14134.52
 6/30/1999                      13160.8            13931.18
 7/31/1999                      13145.1            13981.87
 8/31/1999                      12906.9            13869.77
 9/30/1999                      12828.3            13875.56
10/31/1999                      12610.1            13725.23
11/30/1999                      12684.7            13871.22
12/31/1999                      12515.5            13767.81
 1/31/2000                      12377.7            13707.86
 2/29/2000                      12564.8            13867.16
 3/31/2000                      12896.7            14170.14
 4/30/2000                      12781.3            14086.43
 5/31/2000                      12645.3            14013.15
 6/30/2000                      12996.9            14384.49
 7/31/2000                      13220.4            14584.64
 8/31/2000                      13452.9            14809.41
 9/30/2000                      13332.2            14732.36
10/31/2000                        13517            14893.12
11/30/2000                      13607.5            15005.79
12/31/2000                      14072.7            15376.55
 1/31/2001                      14126.3            15528.91
 2/28/2001                      14163.7            15578.15
 3/31/2001                      14319.5            15717.76
 4/30/2001                      14034.7            15547.45
 5/31/2001                      14261.6            15714.87
 6/30/2001                      14383.2            15820.01
 7/31/2001                      14643.1            16054.34
 8/31/2001                      14888.2            16318.79
 9/30/2001                      14780.9            16264.05
10/31/2001                      14910.8            16449.14
11/30/2001                      14769.2            16319.08
12/31/2001                      14601.9             16164.7
 1/31/2002                      14778.2            16445.08
 2/28/2002                      15001.6             16643.2
 3/31/2002                      14669.5            16317.05
 4/30/2002                      14922.7            16635.96
 5/31/2002                      15019.6            16737.05
 6/30/2002                      15164.5            16914.03
 7/31/2002                      15358.1            17131.56
 8/31/2002                      15500.4             17337.5
 9/30/2002                      15905.1            17717.24
10/31/2002                      15552.1            17423.53
11/30/2002                      15492.4            17351.12
12/31/2002                      15826.7            17717.24
 1/31/2003                      15735.7            17672.34
 2/28/2003                        15990            17919.42
 3/31/2003                      16010.4            17930.14
 4/30/2003                      16168.4             18048.6
 5/31/2003                      16461.8            18471.21
 6/30/2003                      16312.4            18392.71
 7/31/2003                      15782.8             17749.1
 8/31/2003                      15916.4            17881.47
 9/30/2003                      16291.4            18407.19
10/31/2003                      16303.8            18314.51
11/30/2003                      16503.2            18505.39
12/31/2003                        16618            18658.61
 1/31/2004                      16646.4             18765.5
 2/29/2004                      16970.3            19047.91
 3/31/2004                      16825.5            18981.58
 4/30/2004                      16418.2            18532.04
 5/31/2004                      16341.8            18464.84
 6/30/2004                      16367.6            18532.04
 7/31/2004                      16566.8            18775.92
 8/31/2004                      16864.6            19152.18
 9/30/2004                      16955.2            19253.85

* SOURCES: THOMSON FINANCIAL; LIPPER INC.

  A $10,000 HYPOTHETICAL INVESTMENT IN THE FUND'S CLASS A SHARES ON 9/30/94 AT NET ASSET VALUE WOULD HAVE BEEN VALUED AT $18,223 ON SEPTEMBER 30, 2004; $17,355, INCLUDING THE 4.75% SALES CHARGE. AN INVESTMENT IN CLASS I SHARES ON 9/30/94 WOULD HAVE BEEN VALUED AT $18,563 ON SEPTEMBER 30, 2004. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

   PORTFOLIO STATISTICS**

   - Number of Issues:              65
   - Average Maturity:              20.3 years
   - Average Rating:                AA
   - Average Call:                  10.7 years
   - Average Dollar Price:          $100.04

** PORTFOLIO STATISTICS AND RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE
   PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE MISSISSIPPI MUNICIPALS FUND as of September 30, 2004
INVESTMENT UPDATE

[PHOTO OF CRAIG R. BRANDON]
Craig R. Brandon
Portfolio Manager

MANAGEMENT DISCUSSION

- In the second quarter of 2004, the employment picture in Mississippi improved for the second consecutive quarter, ending the streak of down quarters that began in 2000. Gains were posted in business services, education and health, and government, but the most encouraging development was in manufacturing, which gained more than 1,400 jobs in second quarter 2004.

- Escrowed/prerefunded bonds combined were among the Portfolio's largest commitments. Prerefunded bonds are pre-refunded to their approaching call dates and escrowed bonds are escrowed to maturity. Both types of bonds tend to have attractive coupons and income. Because they are backed by Treasury bonds, escrowed/prerefunded bonds are considered to be of the highest quality.

- In a highly competitive hospital sector, the Portfolio remained very selective. Management emphasized insured* bonds of institutions it believes have a competitive advantage due to health care offerings and underlying financial strength.

- Insured* education bonds were a significant focus of the Portfolio, including issues of the Jackson State University Educational Building Corp. and Southern Mississippi University Educational Building Corp., all of which provide financing and construction services to public universities.

- The Portfolio was well served by its broad diversification. In addition to diversifying according to issuer, sector and insurer, management had a mixed coupon allocation, balancing income-oriented higher-coupons with performance-minded lower coupons.

- Effective September 13, 2004, Craig Brandon assumed management responsibilities for the Portfolio. A vice president of Eaton Vance Management and Boston Research and Management, Mr. Brandon joined Eaton Vance in 1998, and has since worked as a municipal bond credit analyst. Prior to joining Eaton Vance, he was a state budget and capital finance analyst for the New York State Assembly.

THE FUND

- During the year ended September 30, 2004, the Fund's Class A and Class B shares had total returns of 3.54% and 2.79%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.72 on September 30, 2004, from $9.84 on September 30, 2003, and the reinvestment of $0.459 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV per share to $9.94 from $10.06 during the period, and the reinvestment of $0.395 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on September 30, 2004, of $9.72 per share for Class A and $9.94 per share for Class B, the Fund's distribution rates were 4.69% and 3.94%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.60% and 6.38%, respectively.(4)

- The SEC 30-day yields for Class A and Class B shares at September 30, 2004, were 3.52% and 3.06%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.70% and 4.96%, respectively.(4)

- For comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.60% for the year ended September 30, 2004.(6)

* Private insurance does not decrease the risk of loss of principal associated with this investment.

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND/OR ALTERNATIVE MINIMUM TAX AND STATE AND LOCAL INCOME TAX.
(3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(4) TAXABLE-EQUIVALENT RATES ASSUME A MAXIMUM 38.25% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(6) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

EATON VANCE MISSISSIPPI MUNICIPALS FUND as of September 30, 2004
PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the chart represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

PERFORMANCE(1)                                        CLASS A    CLASS B
------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                 3.54%      2.79%
Five Years                                               5.82       5.02
Ten Years                                                5.97       5.31
Life of Fund+                                            4.79       4.44

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                -1.38%     -2.15%
Five Years                                               4.78       4.69
Ten Years                                                5.46       5.31
Life of Fund+                                            4.32       4.44

+    Inception date: Class A: 12/7/93; Class B: 6/11/93

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES
     (CDSC) FOR CLASS B SHARES. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4%
     - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

RATING DISTRIBUTION**

AAA                        72.5%
AA                          6.9%
A                           9.1%
BBB                         9.1%
Non-Rated                   2.4%

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE MISSISSIPPI MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX**

    September 30, 1994 - September 30, 2004

                 EATON VANCE MISSISSIPPI MUNICIPAL FUND- CLASS B
                                    6/11/1993

                     EATON VANCE          LEHMAN BROTHERS
               MISSISSIPPI MUNICIPALS     MUNICIPAL BOND
                    FUND, CLASS B              INDEX
--------------------------------------------------------
 9/30/1994                      10000              10000
10/31/1994                    9751.87            9822.44
11/30/1994                    9499.43             9644.6
12/31/1994                     9729.1            9856.91
 1/31/1995                    10096.6           10138.74
 2/28/1995                    10485.1           10433.61
 3/31/1995                    10568.9           10553.53
 4/30/1995                    10546.5           10565.98
 5/31/1995                    10857.6           10903.14
 6/30/1995                    10684.8           10807.84
 7/31/1995                    10752.2           10910.09
 8/31/1995                    10874.3           11048.55
 9/30/1995                    10940.5           11118.35
10/31/1995                    11145.8           11279.98
11/30/1995                    11397.3           11467.39
12/31/1995                    11533.5           11577.45
 1/31/1996                    11589.8           11664.93
 2/29/1996                    11445.7           11586.14
 3/31/1996                    11240.7           11438.13
 4/30/1996                    11202.6           11405.69
 5/31/1996                      11222           11401.34
 6/30/1996                    11340.8           11525.61
 7/31/1996                    11440.9           11629.88
 8/31/1996                    11436.6           11627.27
 9/30/1996                      11615           11789.77
10/31/1996                    11705.2           11923.01
11/30/1996                      11896           12141.41
12/31/1996                    11843.8           12090.14
 1/31/1997                    11924.6           12113.02
 2/28/1997                    12047.8           12224.25
 3/31/1997                    11890.1           12061.17
 4/30/1997                    11970.2           12162.26
 5/31/1997                    12138.8           12345.32
 6/30/1997                    12273.3           12476.83
 7/31/1997                    12604.6           12822.38
 8/31/1997                    12500.5           12702.18
 9/30/1997                    12596.5            12852.8
10/31/1997                    12653.6           12935.64
11/30/1997                    12715.2           13011.82
12/31/1997                    12922.5           13201.54
 1/31/1998                    13044.9           13337.68
 2/28/1998                    13042.7           13341.73
 3/31/1998                    13057.5           13353.61
 4/30/1998                    12973.3           13293.36
 5/31/1998                    13174.2           13503.65
 6/30/1998                      13182           13556.95
 7/31/1998                    13201.6           13590.84
 8/31/1998                    13396.3           13800.83
 9/30/1998                    13572.6           13972.89
10/31/1998                    13513.1            13972.6
11/30/1998                    13549.4           14021.55
12/31/1998                    13580.9           14056.89
 1/31/1999                    13722.5           14224.02
 2/28/1999                    13637.7           14162.03
 3/31/1999                    13597.9           14181.44
 4/30/1999                    13644.7           14216.78
 5/31/1999                    13571.9           14134.52
 6/30/1999                    13331.5           13931.18
 7/31/1999                      13350           13981.87
 8/31/1999                    13181.1           13869.77
 9/30/1999                    13131.4           13875.56
10/31/1999                    12957.9           13725.23
11/30/1999                    13033.2           13871.22
12/31/1999                    12899.7           13767.81
 1/31/2000                    12799.8           13707.86
 2/29/2000                    12969.4           13867.16
 3/31/2000                    13225.2           14170.14
 4/30/2000                    13150.4           14086.43
 5/31/2000                      13040           14013.15
 6/30/2000                      13344           14384.49
 7/31/2000                    13537.1           14584.64
 8/31/2000                      13769           14809.41
 9/30/2000                    13675.5           14732.36
10/31/2000                    13826.2           14893.12
11/30/2000                    13874.9           15005.79
12/31/2000                    14169.5           15376.55
 1/31/2001                    14250.4           15528.91
 2/28/2001                    14314.1           15578.15
 3/31/2001                    14447.8           15717.76
 4/30/2001                    14295.2           15547.45
 5/31/2001                    14416.8           15714.87
 6/30/2001                    14527.3           15820.01
 7/31/2001                    14727.5           16054.34
 8/31/2001                    14986.1           16318.79
 9/30/2001                    14923.2           16264.05
10/31/2001                      15043           16449.14
11/30/2001                    14929.1           16319.08
12/31/2001                    14802.3            16164.7
 1/31/2002                    14971.7           16445.08
 2/28/2002                    15145.6            16643.2
 3/31/2002                    14888.4           16317.05
 4/30/2002                    15109.1           16635.96
 5/31/2002                    15206.7           16737.05
 6/30/2002                    15339.9           16914.03
 7/31/2002                    15511.4           17131.56
 8/31/2002                    15642.2            17337.5
 9/30/2002                    15930.7           17717.24
10/31/2002                    15653.1           17423.53
11/30/2002                    15565.9           17351.12
12/31/2002                    15871.6           17717.24
 1/31/2003                    15782.4           17672.34
 2/28/2003                    16032.2           17919.42
 3/31/2003                    16063.8           17930.14
 4/30/2003                    16163.2            18048.6
 5/31/2003                    16407.9           18471.21
 6/30/2003                    16336.1           18392.71
 7/31/2003                    15888.6            17749.1
 8/31/2003                    15976.6           17881.47
 9/30/2003                    16323.8           18407.19
10/31/2003                    16297.2           18314.51
11/30/2003                      16471           18505.39
12/31/2003                    16554.1           18658.61
 1/31/2004                    16558.7            18765.5
 2/29/2004                    16781.2           19047.91
 3/31/2004                    16581.6           18981.58
 4/30/2004                    16287.2           18532.04
 5/31/2004                    16294.8           18464.84
 6/30/2004                    16363.2           18532.04
 7/31/2004                    16533.8           18775.92
 8/31/2004                    16708.7           19152.18
 9/30/2004                    16762.5           19253.85

* SOURCES: THOMSON FINANCIAL; LIPPER INC.

  A $10,000 HYPOTHETICAL INVESTMENT IN THE FUND'S CLASS A SHARES ON 9/30/94 AT NET ASSET VALUE WOULD HAVE BEEN VALUED AT $17,855 ON SEPTEMBER 30, 2004; $17,016, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

   PORTFOLIO STATISTICS**

   - Number of Issues:              44
   - Average Maturity:              16.7 years
   - Average Rating:                AA+
   - Average Call:                  6.9 years
   - Average Dollar Price:          $103.10

** PORTFOLIO STATISTICS AND RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE
   PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE NEW YORK MUNICIPALS FUND as of September 30, 2004
INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Portfolio Manager

MANAGEMENT DISCUSSION

- In 2004, the New York economy registered its strongest growth since the 2001 recession. The state saw a significant upturn in key sectors such as business services, information, technology and continued growth in health care, education and tourism. These areas offset job losses in manufacturing, banking and government. The state's September 2004 jobless rate was 5.5%, down from 6.4% a year ago.

- Representing 22.2% of the Portfolio's net assets at September 30, 2004, education bonds were a significant focus of the Portfolio, primarily issues of the Dormitory Authority of the State of New York. The Authority provides financing and construction services to public and private universities, health care facilities and other institutions which serve the public.

- Special tax revenue bonds were another significant area of investment for the Portfolio. These bonds are secured by the levy of special assessments - as opposed to property taxes - by local governments. The levies help defray costs on improvements or infrastructures that benefit local property owners.

- Within the hospital sector, the Portfolio focused its investments on institutions with lean operations, sound finances and in-demand specialties. Holdings in this sector were issued to finance projects at such institutions as Elizabeth Medical Center and Lenox Hill Hospital.

- Management continued to closely monitor call protection. While the pace of refundings has declined in 2004, management believes that call protection remains an important strategic consideration for municipal bond investors.

THE FUND

- During the year ended September 30, 2004, the Fund's Class A, Class B, and Class C shares had total returns of 4.66%, 4.28% and 1.99%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $10.80 on September 30, 2004, from $10.92 on September 30, 2003, and the reinvestment of $0.587 per share in tax-free income and $0.026 per share in capital gains.(2) For Class B, this return resulted from a decrease in NAV per share to $11.68 from $11.80 during the period, and the reinvestment of $0.586 per share in tax-free income and $0.026 per share in capital gains.(2) For Class C, this return resulted from a decrease in NAV per share to $9.80 from $10.05 during the period, and the reinvestment of $0.416 per share in tax-free income and $0.026 per share in capital gains.(2)

- Based on the most recent dividends and NAVs on September 30, 2004, of $10.80 per share for Class A, $11.68 for Class B, and $9.80 per share for Class C, the Fund's distribution rates were 4.98%, 4.23%, and 4.21%, respectively.(3) The distribution rates of Class A, B, and C are equivalent to taxable rates of 8.30%, 7.05%, and 7.02%, respectively.(4)

- The SEC 30-day yields for Class A, Class B, and Class C shares at September 30, 2004, were 4.13%, 3.57%, and 3.59%, respectively.(5) The SEC 30-day yields of Class A, Class B, and Class C are equivalent to taxable yields of 6.88%, 5.95%, and 5.98%, respectively.(4)

- For comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.60% for the year ended September 30, 2004.(6)

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND/OR ALTERNATIVE MINIMUM TAX AND STATE INCOME TAX.
(3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(4) TAXABLE-EQUIVALENT RATES ASSUME A MAXIMUM 40.01% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT
     FIGURES.
(5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(6) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

EATON VANCE NEW YORK MUNICIPALS FUND as of September 30, 2004
PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the chart represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

PERFORMANCE(6)                                             CLASS A     CLASS B     CLASS C
------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                       4.66%       4.28%       1.99%
Five Years                                                     7.20        6.54        N.A.
Ten Years                                                      6.76        5.98        N.A.
Life of Fund+                                                  6.51        6.58        2.48

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                      -0.27%      -0.67%       1.52%
Five Years                                                     6.17        6.23        N.A.
Ten Years                                                      6.24        5.98        N.A.
Life of Fund+                                                  6.01        6.58        1.02

+    Inception date: Class A: 4/15/94; Class B: 8/30/90; Class C: 9/30/03

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES
     (CDSC) FOR CLASS B AND CLASS C SHARES. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR. SEC 1-YEAR RETURN FOR CLASS C REFLECTS 1% CDSC.

[CHART]

RATING DISTRIBUTION**

AAA                        25.2%
AA                         43.9%
A                          19.5%
BBB                         2.8%
CCC                         1.3%
Non-Rated                   7.3%

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE NEW YORK MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

    September 30, 1994 - September 30, 2004

                       EATON VANCE NEW YORK FUND- CLASS B
                                    8/30/1990

                   EATON VANCE         LEHMAN BROTHERS
               NEW YORK MUNICIPALS      MUNICIPAL BOND
                  FUND, CLASS B             INDEX
------------------------------------------------------
 9/30/1994                   10000               10000
10/31/1994                 9734.47             9822.44
11/30/1994                  9396.8              9644.6
12/31/1994                 9730.24             9856.91
 1/31/1995                 10058.6            10138.74
 2/28/1995                 10414.6            10433.61
 3/31/1995                   10524            10553.53
 4/30/1995                 10522.1            10565.98
 5/31/1995                 10830.3            10903.14
 6/30/1995                 10647.2            10807.84
 7/31/1995                 10733.9            10910.09
 8/31/1995                 10868.1            11048.55
 9/30/1995                 10922.8            11118.35
10/31/1995                 11129.3            11279.98
11/30/1995                   11356            11467.39
12/31/1995                 11471.6            11577.45
 1/31/1996                 11517.8            11664.93
 2/29/1996                 11388.4            11586.14
 3/31/1996                 11215.8            11438.13
 4/30/1996                   11200            11405.69
 5/31/1996                 11192.6            11401.34
 6/30/1996                 11314.1            11525.61
 7/31/1996                 11407.8            11629.88
 8/31/1996                 11379.2            11627.27
 9/30/1996                 11563.5            11789.77
10/31/1996                 11638.2            11923.01
11/30/1996                 11833.3            12141.41
12/31/1996                 11773.1            12090.14
 1/31/1997                 11764.7            12113.02
 2/28/1997                 11901.5            12224.25
 3/31/1997                 11758.3            12061.17
 4/30/1997                 11856.3            12162.26
 5/31/1997                   12043            12345.32
 6/30/1997                 12156.6            12476.83
 7/31/1997                 12540.9            12822.38
 8/31/1997                 12390.3            12702.18
 9/30/1997                 12515.1             12852.8
10/31/1997                 12561.5            12935.64
11/30/1997                 12634.9            13011.82
12/31/1997                 12868.2            13201.54
 1/31/1998                 12994.4            13337.68
 2/28/1998                 13023.1            13341.73
 3/31/1998                 13020.2            13353.61
 4/30/1998                 12874.4            13293.36
 5/31/1998                 13126.6            13503.65
 6/30/1998                 13186.8            13556.95
 7/31/1998                 13188.7            13590.84
 8/31/1998                 13437.2            13800.83
 9/30/1998                   13611            13972.89
10/31/1998                 13529.7             13972.6
11/30/1998                 13579.5            14021.55
12/31/1998                 13602.4            14056.89
 1/31/1999                 13746.5            14224.02
 2/28/1999                 13653.8            14162.03
 3/31/1999                 13636.2            14181.44
 4/30/1999                 13672.5            14216.78
 5/31/1999                 13530.4            14134.52
 6/30/1999                 13286.5            13931.18
 7/31/1999                 13285.2            13981.87
 8/31/1999                 13069.1            13869.77
 9/30/1999                 13019.2            13875.56
10/31/1999                 12736.6            13725.23
11/30/1999                 12871.9            13871.22
12/31/1999                 12722.5            13767.81
 1/31/2000                 12616.3            13707.86
 2/29/2000                 12860.8            13867.16
 3/31/2000                 13257.9            14170.14
 4/30/2000                 13135.9            14086.43
 5/31/2000                 12981.1            14013.15
 6/30/2000                 13423.5            14384.49
 7/31/2000                 13653.9            14584.64
 8/31/2000                 13880.2            14809.41
 9/30/2000                 13701.6            14732.36
10/31/2000                 13907.4            14893.12
11/30/2000                 14035.2            15005.79
12/31/2000                   14602            15376.55
 1/31/2001                 14616.6            15528.91
 2/28/2001                 14667.5            15578.15
 3/31/2001                 14845.6            15717.76
 4/30/2001                 14519.6            15547.45
 5/31/2001                 14752.4            15714.87
 6/30/2001                 14896.7            15820.01
 7/31/2001                   15201            16054.34
 8/31/2001                 15504.3            16318.79
 9/30/2001                 15295.5            16264.05
10/31/2001                 15461.9            16449.14
11/30/2001                 15313.2            16319.08
12/31/2001                 15113.5             16164.7
 1/31/2002                 15392.5            16445.08
 2/28/2002                 15636.1             16643.2
 3/31/2002                 15331.4            16317.05
 4/30/2002                 15603.7            16635.96
 5/31/2002                 15698.6            16737.05
 6/30/2002                 15812.3            16914.03
 7/31/2002                 16000.1            17131.56
 8/31/2002                 16207.7             17337.5
 9/30/2002                 16626.3            17717.24
10/31/2002                 16163.1            17423.53
11/30/2002                 16065.3            17351.12
12/31/2002                 16425.4            17717.24
 1/31/2003                 16283.3            17672.34
 2/28/2003                 16571.9            17919.42
 3/31/2003                 16593.2            17930.14
 4/30/2003                 16790.4             18048.6
 5/31/2003                 17165.3            18471.21
 6/30/2003                 17029.4            18392.71
 7/31/2003                 16383.8             17749.1
 8/31/2003                 16579.8            17881.47
 9/30/2003                 17138.7            18407.19
10/31/2003                 17073.3            18314.51
11/30/2003                 17363.3            18505.39
12/31/2003                 17508.2            18658.61
 1/31/2004                 17535.1             18765.5
 2/29/2004                 17878.4            19047.91
 3/31/2004                 17628.4            18981.58
 4/30/2004                 17254.2            18532.04
 5/31/2004                 17199.5            18464.84
 6/30/2004                 17228.6            18532.04
 7/31/2004                 17471.6            18775.92
 8/31/2004                 17795.6            19152.18
 9/30/2004                 17872.4            19253.85

* SOURCES: THOMSON FINANCIAL; LIPPER INC.

  A $10,000 HYPOTHETICAL INVESTMENT IN THE FUND'S CLASS A SHARES ON 9/30/94 AT NET ASSET VALUE WOULD HAVE BEEN VALUED AT $19,232 ON SEPTEMBER 30, 2004; $18,314, INCLUDING THE 4.75% SALES CHARGE. AN INVESTMENT IN CLASS C SHARES ON 9/30/03 AT NET ASSET VALUE WOULD HAVE BEEN VALUED AT $10,199 ON SEPTEMBER 30, 2004; $10,099, INCLUDING THE 1.0% CDSC. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

   PORTFOLIO STATISTICS**

   - Number of Issues:               75
   - Average Maturity:               19.2 years
   - Average Rating:                 AA-
   - Average Call:                   11.6 years
   - Average Dollar Price:           $107.77

** PORTFOLIO STATISTICS AND RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE
   PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE OHIO MUNICIPALS FUND as of September 30, 2004
INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Portfolio Manager

MANAGEMENT DISCUSSION

- Ohio's economy continued to stabilize in 2004, as the pace of job loss eased significantly. While the long-troubled manufacturing sector contracted further, the health care and educational sectors remained a strong source of new job creation. The state's September 2004 jobless rate was 6.0%, down slightly from 6.1% a year ago.

- Management remained highly selective with respect to industrial development revenue bonds (IDRs), which accounted for 9.4% of the Portfolio's net assets at September 30, 2004. With economic conditions proving especially challenging for industrial companies, management closely monitored issuers for their revenue outlook and underlying fundamentals. IDRs held by the Portfolio included bonds issued to finance projects for Continental Airlines, Ford Motor Company, and Anheuser Busch.

- While hospital bonds remained a major component of the Portfolio, management also added to its holdings in nursing home bonds. With an aging population has come a corresponding increase in the need for this specialized health care niche. Management remained very selective, however, with respect to all health care-related bonds, focusing on the institutions that it believes have good demographic and market positions.

- Management adjusted the Portfolio's coupon structure as market conditions warranted. Management also continued to update call protection, eliminating issues with unfavorable call features in favor of bonds with longer-dated call provisions.

THE FUND

- During the year ended September 30, 2004, the Fund's Class A and Class B shares had total returns of 5.07% and 4.14%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.18 on September 30, 2004, from $9.23 on September 30, 2003, and the reinvestment of $0.507 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV per share to $10.36 from $10.43 during the period, and the reinvestment of $0.493 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on September 30, 2004, of $9.18 per share for Class A and $10.36 per share for Class B, the Fund's distribution rates were 5.25% and 4.52%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.73% and 7.52%, respectively.(4)

- The SEC 30-day yields for Class A and Class B shares at September 30, 2004, were 4.71% and 4.35%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.83% and 7.24%, respectively.(4)

- For comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.60% for the year ended September 30, 2004.(6)

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND/OR ALTERNATIVE MINIMUM TAX AND STATE INCOME TAX.
(3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(4) TAXABLE-EQUIVALENT RATES ASSUME A MAXIMUM 39.88% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(6) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

EATON VANCE OHIO MUNICIPALS FUND as of September 30, 2004

PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the chart represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

PERFORMANCE(1)                                                  CLASS A     CLASS B
-----------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                           5.07%       4.14%
Five Years                                                         5.83        5.02
Ten Years                                                          5.91        5.18
Life of Fund+                                                      4.77        5.51

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                           0.09%      -0.83%
Five Years                                                         4.81        4.69
Ten Years                                                          5.39        5.18
Life of Fund+                                                      4.30        5.51

+    Inception date: Class A: 12/7/93; Class B: 4/18/91

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES
     (CDSC) FOR CLASS B SHARES. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4%
     - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

RATING DISTRIBUTION**

AAA                        44.9%
AA                         12.9%
A                          19.2%
BBB                         6.5%
BB                          1.7%
B                           2.9%
Non-Rated                  11.9%

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE OHIO MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX**

   September 30, 1994 - September 30, 2004

                       EATON VANCE OHIO MUNI FUND- CLASS B
                                    4/18/1991

                 EATON VANCE OHIO   LEHMAN BROTHERS
                 MUNICIPALS FUND,    MUNICIPAL BOND
                     CLASS B             INDEX
---------------------------------------------------
 9/30/1994                  10000             10000
10/31/1994                9720.54           9822.44
11/30/1994                9446.57            9644.6
12/31/1994                9738.71           9856.91
 1/31/1995                10105.8          10138.74
 2/28/1995                10451.2          10433.61
 3/31/1995                10530.8          10553.53
 4/30/1995                10525.2          10565.98
 5/31/1995                10851.4          10903.14
 6/30/1995                10699.3          10807.84
 7/31/1995                10764.7          10910.09
 8/31/1995                  10900          11048.55
 9/30/1995                10973.8          11118.35
10/31/1995                  11163          11279.98
11/30/1995                11362.4          11467.39
12/31/1995                11478.4          11577.45
 1/31/1996                11522.3          11664.93
 2/29/1996                11395.4          11586.14
 3/31/1996                  11256          11438.13
 4/30/1996                11246.5          11405.69
 5/31/1996                11245.9          11401.34
 6/30/1996                11358.1          11525.61
 7/31/1996                11485.1          11629.88
 8/31/1996                11420.5          11627.27
 9/30/1996                11575.6          11789.77
10/31/1996                11683.4          11923.01
11/30/1996                11860.5          12141.41
12/31/1996                11806.7          12090.14
 1/31/1997                11817.6          12113.02
 2/28/1997                11922.9          12224.25
 3/31/1997                11795.5          12061.17
 4/30/1997                11883.5          12162.26
 5/31/1997                12051.8          12345.32
 6/30/1997                12144.4          12476.83
 7/31/1997                12471.7          12822.38
 8/31/1997                12383.2          12702.18
 9/30/1997                12499.6           12852.8
10/31/1997                12592.1          12935.64
11/30/1997                12666.6          13011.82
12/31/1997                12825.7          13201.54
 1/31/1998                12931.9          13337.68
 2/28/1998                12937.2          13341.73
 3/31/1998                12968.2          13353.61
 4/30/1998                12921.9          13293.36
 5/31/1998                13075.5          13503.65
 6/30/1998                  13113          13556.95
 7/31/1998                13125.7          13590.84
 8/31/1998                13285.9          13800.83
 9/30/1998                13404.5          13972.89
10/31/1998                13369.3           13972.6
11/30/1998                13433.6          14021.55
12/31/1998                13448.4          14056.89
 1/31/1999                13560.7          14224.02
 2/28/1999                13503.6          14162.03
 3/31/1999                13523.9          14181.44
 4/30/1999                13563.3          14216.78
 5/31/1999                13480.9          14134.52
 6/30/1999                13281.2          13931.18
 7/31/1999                13281.8          13981.87
 8/31/1999                13061.2          13869.77
 9/30/1999                12973.9          13875.56
10/31/1999                12760.2          13725.23
11/30/1999                12800.6          13871.22
12/31/1999                12611.2          13767.81
 1/31/2000                12415.2          13707.86
 2/29/2000                12618.9          13867.16
 3/31/2000                12902.8          14170.14
 4/30/2000                  12806          14086.43
 5/31/2000                12674.7          14013.15
 6/30/2000                13030.7          14384.49
 7/31/2000                  13259          14584.64
 8/31/2000                13469.8          14809.41
 9/30/2000                13367.4          14732.36
10/31/2000                  13371          14893.12
11/30/2000                  13413          15005.79
12/31/2000                13843.5          15376.55
 1/31/2001                13875.4          15528.91
 2/28/2001                13972.1          15578.15
 3/31/2001                14092.2          15717.76
 4/30/2001                13757.3          15547.45
 5/31/2001                13948.9          15714.87
 6/30/2001                14103.6          15820.01
 7/31/2001                14369.9          16054.34
 8/31/2001                14593.6          16318.79
 9/30/2001                14391.7          16264.05
10/31/2001                14550.8          16449.14
11/30/2001                14436.8          16319.08
12/31/2001                14255.1           16164.7
 1/31/2002                14404.7          16445.08
 2/28/2002                14629.9           16643.2
 3/31/2002                14395.7          16317.05
 4/30/2002                14622.3          16635.96
 5/31/2002                14692.2          16737.05
 6/30/2002                14781.6          16914.03
 7/31/2002                14919.7          17131.56
 8/31/2002                14991.6           17337.5
 9/30/2002                15298.5          17717.24
10/31/2002                14943.6          17423.53
11/30/2002                14928.4          17351.12
12/31/2002                15222.3          17717.24
 1/31/2003                15190.4          17672.34
 2/28/2003                15373.7          17919.42
 3/31/2003                15380.5          17930.14
 4/30/2003                15555.9           18048.6
 5/31/2003                  15823          18471.21
 6/30/2003                15763.6          18392.71
 7/31/2003                15305.1           17749.1
 8/31/2003                15471.6          17881.47
 9/30/2003                15912.6          18407.19
10/31/2003                  15911          18314.51
11/30/2003                16144.4          18505.39
12/31/2003                16245.9          18658.61
 1/31/2004                16337.5           18765.5
 2/29/2004                16604.3          19047.91
 3/31/2004                16513.3          18981.58
 4/30/2004                16148.1          18532.04
 5/31/2004                16024.3          18464.84
 6/30/2004                16035.7          18532.04
 7/31/2004                16222.9          18775.92
 8/31/2004                16478.4          19152.18
 9/30/2004                16571.5          19253.85

* SOURCES: THOMSON FINANCIAL; LIPPER INC.

  A $10,000 HYPOTHETICAL INVESTMENT IN THE FUND'S CLASS A SHARES ON 9/30/94 AT NET ASSET VALUE WOULD HAVE BEEN VALUED AT $17,759 ON SEPTEMBER 30, 2004; $16,908, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

   PORTFOLIO STATISTICS**

   - Number of Issues:               74
   - Average Maturity:               22.1 years
   - Average Rating:                 AA-
   - Average Call:                   7.5 years
   - Average Dollar Price:           $103.51

** PORTFOLIO STATISTICS AND RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF
   THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE RHODE ISLAND MUNICIPALS FUND as of September 30, 2004
INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT DISCUSSION

- Rhode Island's unemployment rate fell to 5.0% in September 2004, after reaching an 8-year high of 5.8% in June and July 2004. For the first time since March 2004, the state's unemployment rate was better than the national average, which was 5.4% in September 2004.

- Insured* education bonds represented the Portfolio's largest sector weighting at September 30, 2004, including some of Rhode Island's finest universities. These institutions have tended to enjoy strong applicant demand and stable revenues, irrespective of the economic environment.

- Insured general obligations (GOs)* were another significant focus for the Portfolio. Secured by Rhode Island's various taxing powers - or, for local issuers, by local property taxes - these bonds are deemed the most secure of all municipal debt.

- Insured* special tax revenue bonds were significant investments. Secured by the levy of special assessments, the bonds helped finance improvements that benefited local property owners or users of specific public purpose projects.

- Management continued its efforts to fine-tune coupon structure and improve call protection. These adjustments were part of an ongoing commitment to seek to protect against untimely calls and to help to improve the overall performance characteristics of the Portfolio.

THE FUND

- During the year ended September 30, 2004, the Fund's Class A and Class B shares had total returns of 5.13% and 4.25%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.78 on September 30, 2004, from $9.76 on September 30, 2003, and the reinvestment of $0.470 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV per share to $10.00 from $9.99 during the period, and the reinvestment of $0.407 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on September 30, 2004, of $9.78 per share for Class A and $10.00 per share for Class B, the Fund's distribution rates were 4.70% and 3.95%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.03% and 6.75%, respectively.(4)

- The SEC 30-day yields for Class A and Class B shares at September 30, 2004, were 4.12% and 3.59%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.04% and 6.13%, respectively.(4)

- For comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.60% for the year ended September 30, 2004.(6)

* Private insurance does not decrease the risk of loss of principal associated with this investment.

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND/OR ALTERNATIVE MINIMUM TAX AND STATE AND LOCAL INCOME TAX.
(3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(4) TAXABLE-EQUIVALENT RATES ASSUME A MAXIMUM 41.44% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(6) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

EATON VANCE RHODE ISLAND MUNICIPALS FUND as of September 30, 2004
PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the chart represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

PERFORMANCE(1)                                                  CLASS A              CLASS B
--------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                           5.13%                4.25
Five Years                                                         6.63                 5.81
Ten Years                                                          6.04                 5.46
Life of Fund+                                                      4.84                 4.56

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                           0.10%               -0.75%
Five Years                                                         5.60                 5.49
Ten Years                                                          5.53                 5.46
Life of Fund+                                                      4.37                 4.56

+    Inception date: Class A: 12/7/93; Class B: 6/11/93

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES
     (CDSC) FOR CLASS B SHARES. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4%
     - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

RATING DISTRIBUTION**

AAA                        76.6%
AA                          4.2%
A                           3.2%
BBB                         5.2%
B                           3.1%
Non-Rated                   7.7%

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE RHODE ISLAND MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX**

   September 30, 1994 - September 30, 2004

                   EATON VANCE RHODE ISLAND MUNI FUND- CLASS B
                                    6/11/1993

                    EATON VANCE RHODE    LEHMAN BROTHERS
                    ISLAND MUNICIPALS    MUNICIPAL BOND
                     FUND, CLASS B           INDEX
--------------------------------------------------------
 9/30/1994                      10000           10000
10/31/1994                    9719.62         9822.44
11/30/1994                    9456.79          9644.6
12/31/1994                    9766.34         9856.91
 1/31/1995                    10158.8        10138.74
 2/28/1995                    10482.5        10433.61
 3/31/1995                    10590.4        10553.53
 4/30/1995                    10558.2        10565.98
 5/31/1995                    10803.5        10903.14
 6/30/1995                    10574.6        10807.84
 7/31/1995                    10666.8        10910.09
 8/31/1995                    10813.9        11048.55
 9/30/1995                    10893.5        11118.35
10/31/1995                    11101.2        11279.98
11/30/1995                    11297.1        11467.39
12/31/1995                    11423.7        11577.45
 1/31/1996                    11493.7        11664.93
 2/29/1996                    11350.4        11586.14
 3/31/1996                    11181.5        11438.13
 4/30/1996                    11180.6        11405.69
 5/31/1996                    11201.6        11401.34
 6/30/1996                    11309.7        11525.61
 7/31/1996                    11410.8        11629.88
 8/31/1996                      11383        11627.27
 9/30/1996                      11563        11789.77
10/31/1996                    11654.4        11923.01
11/30/1996                    11859.2        12141.41
12/31/1996                    11807.4        12090.14
 1/31/1997                    11765.9        12113.02
 2/28/1997                    11876.4        12224.25
 3/31/1997                    11741.7        12061.17
 4/30/1997                    11858.8        12162.26
 5/31/1997                      12040        12345.32
 6/30/1997                    12161.8        12476.83
 7/31/1997                    12519.5        12822.38
 8/31/1997                    12388.5        12702.18
 9/30/1997                    12510.6         12852.8
10/31/1997                    12568.3        12935.64
11/30/1997                      12656        13011.82
12/31/1997                    12838.9        13201.54
 1/31/1998                    12949.4        13337.68
 2/28/1998                    12960.3        13341.73
 3/31/1998                    12975.3        13353.61
 4/30/1998                    12851.6        13293.36
 5/31/1998                      13067        13503.65
 6/30/1998                    13087.9        13556.95
 7/31/1998                    13107.7        13590.84
 8/31/1998                    13330.4        13800.83
 9/30/1998                    13494.7        13972.89
10/31/1998                      13420         13972.6
11/30/1998                    13481.5        14021.55
12/31/1998                    13471.5        14056.89
 1/31/1999                    13599.1        14224.02
 2/28/1999                      13499        14162.03
 3/31/1999                    13512.1        14181.44
 4/30/1999                    13544.6        14216.78
 5/31/1999                    13415.8        14134.52
 6/30/1999                    13200.2        13931.18
 7/31/1999                    13176.6        13981.87
 8/31/1999                    12923.3        13869.77
 9/30/1999                    12830.8        13875.56
10/31/1999                    12599.9        13725.23
11/30/1999                    12716.2        13871.22
12/31/1999                    12538.9        13767.81
 1/31/2000                    12381.1        13707.86
 2/29/2000                    12635.2        13867.16
 3/31/2000                    13004.9        14170.14
 4/30/2000                    12871.7        14086.43
 5/31/2000                    12788.1        14013.15
 6/30/2000                    13178.6        14384.49
 7/31/2000                      13415        14584.64
 8/31/2000                    13633.1        14809.41
 9/30/2000                    13494.5        14732.36
10/31/2000                    13674.1        14893.12
11/30/2000                    13809.3        15005.79
12/31/2000                    14308.7        15376.55
 1/31/2001                    14330.4        15528.91
 2/28/2001                    14408.2        15578.15
 3/31/2001                    14512.2        15717.76
 4/30/2001                    14239.8        15547.45
 5/31/2001                    14406.2        15714.87
 6/30/2001                    14531.7        15820.01
 7/31/2001                    14822.4        16054.34
 8/31/2001                    15097.2        16318.79
 9/30/2001                    14973.6        16264.05
10/31/2001                    15139.6        16449.14
11/30/2001                    14979.5        16319.08
12/31/2001                    14776.4         16164.7
 1/31/2002                    14992.6        16445.08
 2/28/2002                    15213.7         16643.2
 3/31/2002                    14832.3        16317.05
 4/30/2002                    15116.2        16635.96
 5/31/2002                    15183.8        16737.05
 6/30/2002                      15318        16914.03
 7/31/2002                    15521.9        17131.56
 8/31/2002                    15700.5         17337.5
 9/30/2002                    16085.1        17717.24
10/31/2002                    15727.2        17423.53
11/30/2002                    15639.6        17351.12
12/31/2002                    15963.4        17717.24
 1/31/2003                      15842        17672.34
 2/28/2003                    16061.7        17919.42
 3/31/2003                    16029.8        17930.14
 4/30/2003                    16194.1         18048.6
 5/31/2003                    16440.6        18471.21
 6/30/2003                    16319.7        18392.71
 7/31/2003                    15836.8         17749.1
 8/31/2003                    15974.2        17881.47
 9/30/2003                      16324        18407.19
10/31/2003                    16330.2        18314.51
11/30/2003                    16554.6        18505.39
12/31/2003                    16738.1        18658.61
 1/31/2004                    16761.4         18765.5
 2/29/2004                    17070.7        19047.91
 3/31/2004                    16930.3        18981.58
 4/30/2004                    16551.4        18532.04
 5/31/2004                    16475.9        18464.84
 6/30/2004                    16528.7        18532.04
 7/31/2004                      16735        18775.92
 8/31/2004                    16945.6        19152.18
 9/30/2004                    17017.5        19253.85

* SOURCES: THOMSON FINANCIAL; LIPPER INC.

  A $10,000 HYPOTHETICAL INVESTMENT IN THE FUND'S CLASS A SHARES ON 9/30/94 AT NET ASSET VALUE WOULD HAVE BEEN VALUED AT $17,983 ON SEPTEMBER 30, 2004; $17,135, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

   PORTFOLIO STATISTICS**

   - Number of Issues:               55
   - Average Maturity:               20.9 years
   - Average Rating:                 AA+
   - Average Call:                   7.5 years
   - Average Dollar Price:           $105.02

** PORTFOLIO STATISTICS AND RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF
   THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE WEST VIRGINIA MUNICIPALS FUND as of September 30, 2004

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT DISCUSSION

- While West Virginia remains one of the lowest-ranking states in terms of new job growth and unemployment rates, recent data indicated that the state had started to see a modest rise in employment from September 2003 levels. Initial unemployment claims have dropped since early 2003, and the state's unemployment rate was lower than the national average in September 2004 (5.0% vs. 5.4%).

- Insured* water and sewer bonds represented the largest investment for the Portfolio as of September 30, 2004. Many West Virginia communities have needed to modernize their water facilities. Increased issuance of bonds to finance these projects has provided the Fund with income opportunities.

- In a highly competitive hospital sector, the Portfolio remained very selective. Management emphasized insured* bonds of institutions it believes have a competitive advantage due to marketable health care services and underlying financial strength.

- Insured* general obligations (GOs) were another significant investment for the Portfolio, providing a high-quality investment. GOs are often accorded a high credit quality rating, as they are backed by the full faith and credit of the issuer, as represented by the unlimited taxing power of the jurisdiction.

- Management continued to closely monitor call protection. Management believes that call protection remains an important strategic consideration for municipal bond investors.

THE FUND

- During the year ended September 30, 2004, the Fund's Class A and Class B shares had total returns of 3.94% and 3.09%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.81 on September 30, 2004, from $9.88 on September 30, 2003, and the reinvestment of $0.451 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV per share to $10.00 from $10.08 during the period, and the reinvestment of $0.387 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on September 30, 2004, of $9.81 per share for Class A and $10.00 per share for Class B, the Fund's distribution rates were 4.59% and 3.85%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.55% and 6.34%, respectively.(4)

- The SEC 30-day yields for Class A and Class B shares at September 30, 2004, were 3.51% and 2.94%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.78% and 4.84%, respectively.(4)

- For comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.60% for the year ended September 30, 2004.(6)

* Private insurance does not decrease the risk of loss of principal associated with this investment.

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND/OR ALTERNATIVE MINIMUM TAX AND STATE AND LOCAL INCOME TAX.
(3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(4) TAXABLE-EQUIVALENT RATES ASSUME A MAXIMUM 39.23% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(6) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

EATON VANCE WEST VIRGINIA MUNICIPALS FUND as of September 30, 2004
PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the chart represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

PERFORMANCE(1)                                           CLASS A      CLASS B
-----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                    3.94%        3.09%
Five Years                                                  6.09         5.30
Ten Years                                                   6.00         5.29
Life of Fund+                                               4.88         4.44

SEC Average Annual Total Returns (including sales
   charge or applicable CDSC)
One Year                                                   -0.98%       -1.87%
Five Years                                                  5.07         4.97
Ten Years                                                   5.48         5.29
Life of Fund+                                               4.41         4.44

+    Inception date: Class A: 12/13/93; Class B: 6/11/93

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES
     (CDSC) FOR CLASS B SHARES. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4%
     - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

RATING DISTRIBUTION**

AAA                        73.1%
A                          16.8%
BBB                         7.7%
Non-Rated                   2.4%

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE WEST VIRGINIA MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX**

   September 30, 1994 - September 30, 2004

                       EATON VANCE WEST VIRGINIA- CLASS B
                                    6/11/1993

                  EATON VANCE
                 WEST VIRGINIA    LEHMAN BROTHERS
                MUNICIPALS FUND,   MUNICIPAL BOND
                    CLASS B             INDEX
-------------------------------------------------
 9/30/1994                 10000            10000
10/31/1994               9752.36          9822.44
11/30/1994               9456.39           9644.6
12/31/1994                9740.9          9856.91
 1/31/1995               10085.3         10138.74
 2/28/1995               10461.8         10433.61
 3/31/1995               10556.6         10553.53
 4/30/1995               10556.6         10565.98
 5/31/1995               10866.9         10903.14
 6/30/1995               10671.8         10807.84
 7/31/1995               10739.1         10910.09
 8/31/1995               10883.7         11048.55
 9/30/1995               10938.8         11118.35
10/31/1995               11155.6         11279.98
11/30/1995               11372.4         11467.39
12/31/1995                 11532         11577.45
 1/31/1996               11577.2         11664.93
 2/29/1996               11445.6         11586.14
 3/31/1996               11253.3         11438.13
 4/30/1996               11215.8         11405.69
 5/31/1996               11223.8         11401.34
 6/30/1996               11316.9         11525.61
 7/31/1996               11427.4         11629.88
 8/31/1996               11409.6         11627.27
 9/30/1996               11598.1         11789.77
10/31/1996               11698.7         11923.01
11/30/1996               11899.6         12141.41
12/31/1996                 11846         12090.14
 1/31/1997               11839.5         12113.02
 2/28/1997               11948.3         12224.25
 3/31/1997               11789.7         12061.17
 4/30/1997               11905.2         12162.26
 5/31/1997               12071.7         12345.32
 6/30/1997               12179.2         12476.83
 7/31/1997               12520.2         12822.38
 8/31/1997               12414.4         12702.18
 9/30/1997               12546.7          12852.8
10/31/1997               12602.7         12935.64
11/30/1997               12713.6         13011.82
12/31/1997                 12919         13201.54
 1/31/1998               13039.8         13337.68
 2/28/1998               13049.2         13341.73
 3/31/1998               13050.2         13353.61
 4/30/1998               12939.6         13293.36
 5/31/1998               13151.4         13503.65
 6/30/1998                 13171         13556.95
 7/31/1998               13189.4         13590.84
 8/31/1998                 13395         13800.83
 9/30/1998               13530.1         13972.89
10/31/1998               13469.3          13972.6
11/30/1998               13503.7         14021.55
12/31/1998               13520.3         14056.89
 1/31/1999               13646.2         14224.02
 2/28/1999               13574.3         14162.03
 3/31/1999               13561.4         14181.44
 4/30/1999                 13608         14216.78
 5/31/1999               13481.8         14134.52
 6/30/1999               13229.4         13931.18
 7/31/1999               13220.6         13981.87
 8/31/1999                 12985         13869.77
 9/30/1999               12935.6         13875.56
10/31/1999                 12722         13725.23
11/30/1999               12824.3         13871.22
12/31/1999               12663.8         13767.81
 1/31/2000                 12523         13707.86
 2/29/2000               12747.2         13867.16
 3/31/2000               13071.4         14170.14
 4/30/2000               12969.1         14086.43
 5/31/2000               12845.3         14013.15
 6/30/2000               13189.9         14384.49
 7/31/2000               13438.6         14584.64
 8/31/2000               13655.1         14809.41
 9/30/2000               13533.5         14732.36
10/31/2000               13697.8         14893.12
11/30/2000                 13818         15005.79
12/31/2000               14269.4         15376.55
 1/31/2001               14306.5         15528.91
 2/28/2001               14369.9         15578.15
 3/31/2001               14473.7         15717.76
 4/30/2001               14233.4         15547.45
 5/31/2001               14338.5         15714.87
 6/30/2001               14461.8         15820.01
 7/31/2001               14659.7         16054.34
 8/31/2001               14915.7         16318.79
 9/30/2001               14807.6         16264.05
10/31/2001               14985.9         16449.14
11/30/2001               14827.1         16319.08
12/31/2001               14655.6          16164.7
 1/31/2002               14868.3         16445.08
 2/28/2002               15070.7          16643.2
 3/31/2002               14723.7         16317.05
 4/30/2002                 14988         16635.96
 5/31/2002               15084.5         16737.05
 6/30/2002               15246.9         16914.03
 7/31/2002               15416.8         17131.56
 8/31/2002               15623.1          17337.5
 9/30/2002               16017.5         17717.24
10/31/2002               15585.9         17423.53
11/30/2002               15467.5         17351.12
12/31/2002               15848.7         17717.24
 1/31/2003               15728.1         17672.34
 2/28/2003               16022.9         17919.42
 3/31/2003               15990.7         17930.14
 4/30/2003               16136.3          18048.6
 5/31/2003               16505.7         18471.21
 6/30/2003               16321.9         18392.71
 7/31/2003               15684.8          17749.1
 8/31/2003               15755.3         17881.47
 9/30/2003               16244.3         18407.19
10/31/2003               16201.3         18314.51
11/30/2003               16435.5         18505.39
12/31/2003               16564.8         18658.61
 1/31/2004               16633.6          18765.5
 2/29/2004                 16968         19047.91
 3/31/2004               16768.5         18981.58
 4/30/2004               16327.9         18532.04
 5/31/2004                 16219         18464.84
 6/30/2004               16286.2         18532.04
 7/31/2004               16454.7         18775.92
 8/31/2004               16660.6         19152.18
 9/30/2004               16746.8         19253.85

* SOURCES: THOMSON FINANCIAL; LIPPER INC.

  A $10,000 HYPOTHETICAL INVESTMENT IN THE FUND'S CLASS A SHARES ON 9/30/94 AT NET ASSET VALUE WOULD HAVE BEEN VALUED AT $17,903 ON SEPTEMBER 30, 2004; $17,048, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

   PORTFOLIO STATISTICS**

   - Number of Issues:               41
   - Average Maturity:               20.1 years
   - Average Rating:                 AA+
   - Average Call:                   7.9 years
   - Average Dollar Price:           $100.73

** PORTFOLIO STATISTICS AND RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF
   THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE MUNICIPALS FUNDS as of September 30, 2004
FUND EXPENSES

EXAMPLE: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 - September 30, 2004).

ACTUAL EXPENSES: The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                     EATON VANCE CALIFORNIA MUNICIPALS FUND

                                 BEGINNING ACCOUNT VALUE     ENDING ACCOUNT VALUE     EXPENSES PAID DURING PERIOD*
                                        (4/1/04)                  (9/30/04)                (4/1/04 - 9/30/04)
-------------------------------------------------------------------------------------------------------------------
Actual
Class A                                $  1,000.00                $  1,015.63                    $  4.54
Class B                                $  1,000.00                $  1,013.72                    $  7.25

Hypothetical
(5% return per year before
  expenses)
Class A                                $  1,000.00                $  1,020.50                    $  4.55
Class B                                $  1,000.00                $  1,017.80                    $  7.26

* Expenses are equal to the Fund's annualized expense ratio of 0.90% for Class A shares and 1.44% for Class B shares multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio. Class C is not reflected because it commenced operations after April 1, 2004

                       EATON VANCE FLORIDA MUNICIPALS FUND

                                 BEGINNING ACCOUNT VALUE     ENDING ACCOUNT VALUE     EXPENSES PAID DURING PERIOD*
                                        (4/1/04)                  (9/30/04)                (4/1/04 - 9/30/04)
-------------------------------------------------------------------------------------------------------------------
Actual
Class A                                $  1,000.00                $  1,006.48                    $  4.11
Class B                                $  1,000.00                $  1,001.17                    $  8.15

Hypothetical
(5% return per year before
  expenses)
Class A                                $  1,000.00                $  1,020.90                    $  4.55
Class B                                $  1,000.00                $  1,016.90                    $  8.22

* Expenses are equal to the Fund's annualized expense ratio of 0.82% for Class A shares and 1.63% for Class B shares multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

                    EATON VANCE MASSACHUSETTS MUNICIPALS FUND

                                 BEGINNING ACCOUNT VALUE     ENDING ACCOUNT VALUE     EXPENSES PAID DURING PERIOD*
                                        (4/1/04)                  (9/30/04)                (4/1/04 - 9/30/04)
-------------------------------------------------------------------------------------------------------------------
Actual
Class A                                $  1,000.00                $  1,013.08                    $  4.13
Class B                                $  1,000.00                $  1,007.71                    $  8.03
Class I                                $  1,000.00                $  1,013.72                    $  3.17

Hypothetical
(5% return per year before
  expenses)
Class A                                $  1,000.00                $  1,020.90                    $  4.14
Class B                                $  1,000.00                $  1,017.00                    $  8.07
Class I                                $  1,000.00                $  1,021.90                    $  3.18

* Expenses are equal to the Fund's annualized expense ratio of 0.82% for Class A shares, 1.60% for Class B shares, and 0.63% for Class I shares multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

                     EATON VANCE MISSISSIPPI MUNICIPALS FUND

                                 BEGINNING ACCOUNT VALUE     ENDING ACCOUNT VALUE     EXPENSES PAID DURING PERIOD*
                                        (4/1/04)                  (9/30/04)                (4/1/04 - 9/30/04)
-------------------------------------------------------------------------------------------------------------------
Actual
Class A                                $  1,000.00                $  1,016.58                    $  4.18
Class B                                $  1,000.00                $  1,011.92                    $  8.15

Hypothetical
(5% return per year before
  expenses)
Class A                                $  1,000.00                $  1,020.90                    $  4.19
Class B                                $  1,000.00                $  1,016.90                    $  8.17

* Expenses are equal to the Fund's annualized expense ratio of 0.83% for Class A shares and 1.62% for Class B shares multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

                      EATON VANCE NEW YORK MUNICIPALS FUND

                                 BEGINNING ACCOUNT VALUE     ENDING ACCOUNT VALUE     EXPENSES PAID DURING PERIOD*
                                        (4/1/04)                  (9/30/04)                (4/1/04 - 9/30/04)
-------------------------------------------------------------------------------------------------------------------
Actual
Class A                                $  1,000.00                $  1,016.44                    $  4.18
Class B                                $  1,000.00                $  1,013.85                    $  4.68
Class C                                $  1,000.00                $  1,012.67                    $  7.85

Hypothetical
(5% return per year before
  expenses)
Class A                                $  1,000.00                $  1,020.90                    $  4.19
Class B                                $  1,000.00                $  1,020.40                    $  4.70
Class C                                $  1,000.00                $  1,017.20                    $  7.87

* Expenses are equal to the Fund's annualized expense ratio of 0.83% for Class A shares, 0.93% for Class B shares, and 1.56% for Class C shares multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

                        EATON VANCE OHIO MUNICIPALS FUND

                                 BEGINNING ACCOUNT VALUE     ENDING ACCOUNT VALUE     EXPENSES PAID DURING PERIOD*
                                        (4/1/04)                  (9/30/04)                (4/1/04 - 9/30/04)
-------------------------------------------------------------------------------------------------------------------
Actual
Class A                                $  1,000.00                $  1,008.16                    $  4.27
Class B                                $  1,000.00                $  1,003.50                    $  8.26

Hypothetical
(5% return per year before
  expenses)
Class A                                $  1,000.00                $  1,020.80                    $  4.29
Class B                                $  1,000.00                $  1,016.80                    $  8.32

* Expenses are equal to the Fund's annualized expense ratio of 0.85% for Class A shares and 1.65% for Class B shares multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

                    EATON VANCE RHODE ISLAND MUNICIPALS FUND

                                 BEGINNING ACCOUNT VALUE     ENDING ACCOUNT VALUE     EXPENSES PAID DURING PERIOD*
                                        (4/1/04)                  (9/30/04)                (4/1/04 - 9/30/04)
-------------------------------------------------------------------------------------------------------------------
Actual
Class A                                $  1,000.00                $  1,010.60                    $  3.92
Class B                                $  1,000.00                $  1,005.14                    $  7.62

Hypothetical
(5% return per year before
  expenses)
Class A                                $  1,000.00                $  1,021.10                    $  3.94
Class B                                $  1,000.00                $  1,017.40                    $  7.67

* Expenses are equal to the Fund's annualized expense ratio of 0.78% for Class A shares and 1.52% for Class B shares multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

                    EATON VANCE WEST VIRGINIA MUNICIPALS FUND

                                 BEGINNING ACCOUNT VALUE     ENDING ACCOUNT VALUE     EXPENSES PAID DURING PERIOD*
                                        (4/1/04)                  (9/30/04)                (4/1/04 - 9/30/04)
-------------------------------------------------------------------------------------------------------------------
Actual
Class A                                $  1,000.00                $  1,001.91                    $  3.85
Class B                                $  1,000.00                $    998.71                    $  6.80

Hypothetical
(5% return per year before
  expenses)
Class A                                $  1,000.00                $  1,021.20                    $  3.89
Class B                                $  1,000.00                $  1,018.20                    $  6.86

* Expenses are equal to the Fund's annualized expense ratio of 0.77% for Class A shares and 1.36% for Class B shares multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

EATON VANCE MUNICIPALS FUNDS as of September 30, 2004

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2004

                                                     CALIFORNIA FUND      FLORIDA FUND     MASSACHUSETTS FUND MISSISSIPPI FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investment in Municipals Portfolio --
   Identified cost                                   $    204,094,018   $    224,894,527   $    195,136,930   $     16,246,626
   Unrealized appreciation                                 27,137,251         20,245,752         15,831,648          1,200,223
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE              $    231,231,269   $    245,140,279   $    210,968,578   $     17,446,849
------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                      $        203,206   $        133,783   $        461,074   $          2,861
------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                         $    231,434,475   $    245,274,062   $    211,429,652   $     17,449,710
------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                     $      1,016,833   $        226,107   $        534,345   $          4,085
Dividends payable                                             418,458            462,736            409,135             35,407
Payable to affiliate for distribution fees                         20                 --                 --                 --
Accrued expenses                                               41,385             44,067             43,336             18,140
------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                    $      1,476,696   $        732,910   $        986,816   $         57,632
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $    229,957,779   $    244,541,152   $    210,442,836   $     17,392,078
------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                      $    206,781,760   $    231,777,270   $    198,049,385   $     16,431,289
Accumulated net realized loss from Portfolio
 (computed on the basis of identified cost)                (4,123,533)        (8,694,064)        (3,450,402)          (216,612)
Accumulated undistributed (distributions in
 excess of) net investment income                             162,301          1,212,194             12,205            (22,822)
Net unrealized appreciation from Portfolio
 (computed on the basis of identified cost)                27,137,251         20,245,752         15,831,648          1,200,223
------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                $    229,957,779   $    244,541,152   $    210,442,836   $     17,392,078
------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                     CALIFORNIA FUND      FLORIDA FUND     MASSACHUSETTS FUND MISSISSIPPI FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

NET ASSETS                                           $    227,878,157   $    193,379,360   $    143,085,841   $     11,379,254
SHARES OUTSTANDING                                         20,975,642         18,275,468         14,818,438          1,170,894
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
    (net assets DIVIDED BY shares of beneficial
    interest outstanding)                            $          10.86   $          10.58   $           9.66   $           9.72
MAXIMUM OFFERING PRICE PER SHARE
    (100 DIVIDED BY 95.25 of net asset value
     per share)                                      $          11.40   $          11.11   $          10.14   $          10.20

CLASS B SHARES

NET ASSETS                                           $      1,983,485   $     51,161,792   $     59,036,022   $      6,012,824
SHARES OUTSTANDING                                            197,259          4,718,338          5,484,110            605,023
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
 PRICE PER SHARE
    (net assets DIVIDED BY shares of beneficial
    interest outstanding)                            $          10.06   $          10.84   $          10.76   $           9.94

CLASS C SHARES

NET ASSETS                                           $         96,137   $             --   $             --   $             --
SHARES OUTSTANDING                                              9,556                 --                 --                 --
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
 PRICE PER SHARE
    (net assets DIVIDED BY shares of beneficial
    interest outstanding)                            $          10.06   $             --   $             --   $             --

CLASS I SHARES

NET ASSETS                                           $             --   $             --   $      8,320,973   $             --
SHARES OUTSTANDING                                                 --                 --            834,367                 --
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE
    (net assets DIVIDED BY shares of beneficial      $             --   $             --   $           9.97   $             --
    interest outstanding)

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                        See notes to financial statements

                                                      NEW YORK FUND        OHIO FUND       RHODE ISLAND FUND  WEST VIRGINIA FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investment in Municipals Portfolio --
   Identified cost                                   $    303,754,026   $    152,775,639   $     48,722,675   $     25,664,902
   Unrealized appreciation                                 35,998,571         10,399,532          3,028,426          1,657,082
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE              $    339,752,597   $    163,175,171   $     51,751,101   $     27,321,984
--------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                      $        168,915   $         56,866   $         15,847   $         13,852
--------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                         $    339,921,512   $    163,232,037   $     51,766,948   $     27,335,836
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                     $        301,994   $        123,509   $          4,395   $         52,966
Dividends payable                                             484,669            312,096             97,456             41,704
Payable to affiliate for distribution and service
 fees                                                             129                 --                 --                 --
Accrued expenses                                               58,753             39,617             23,715             21,296
--------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                    $        845,545   $        475,222   $        125,566   $        115,966
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $    339,075,967   $    162,756,815   $     51,641,382   $     27,219,870
--------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                      $    302,107,111   $    160,759,815   $     49,386,409   $     26,579,927
Accumulated net realized gain (loss) from Portfolio
   (computed on the basis of identified cost)               1,349,636         (8,575,106)          (762,991)          (981,068)
Accumulated undistributed (distributions in excess
   of) net investment income                                 (379,351)           172,574            (10,462)           (36,071)
Net unrealized appreciation from Portfolio
   (computed on the basis of identified cost)              35,998,571         10,399,532          3,028,426          1,657,082
--------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                $    339,075,967   $    162,756,815   $     51,641,382   $     27,219,870
--------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                           $    335,152,513   $    126,211,716   $     26,557,771   $     18,669,964
SHARES OUTSTANDING                                         31,040,958         13,744,639          2,715,888          1,902,999
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial
   interest outstanding)                             $          10.80   $           9.18   $           9.78   $           9.81
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net asset value
   per share)                                        $          11.34   $           9.64   $          10.27   $          10.30

CLASS B SHARES

NET ASSETS                                           $      2,983,668   $     36,545,099   $     25,083,611   $      8,549,906
SHARES OUTSTANDING                                            255,506          3,527,945          2,507,377            855,064
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
 PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial
   interest outstanding)                             $          11.68   $          10.36   $          10.00   $          10.00

CLASS C SHARES

NET ASSETS                                           $        939,786   $             --   $             --   $             --
SHARES OUTSTANDING                                             95,911                 --                 --                 --
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
 PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial
   interest outstanding)                             $           9.80   $             --   $             --   $             --

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2004

                                                     CALIFORNIA FUND      FLORIDA FUND     MASSACHUSETTS FUND MISSISSIPPI FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                    $     14,131,577   $     14,940,591   $     12,383,213   $        982,675
Expenses allocated from Portfolio                          (1,335,707)        (1,330,619)        (1,098,849)           (71,870)
------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                 $     12,795,870   $     13,609,972   $     11,284,364   $        910,805
------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                          $          3,060   $          3,060   $          3,059   $            153
Distribution and service fees
   Class A                                                    317,858            223,076            189,082             14,627
   Class B                                                    521,294          1,363,381          1,039,498             99,728
   Class C                                                         29                 --                 --                 --
Legal and accounting services                                  23,671             23,384             19,832             15,560
Printing and postage                                           22,837             30,471             23,006              3,602
Custodian fee                                                  24,846             26,018             23,488              6,934
Transfer and dividend disbursing agent fees                   108,743            142,115            110,931             12,506
Registration fees                                               1,900              3,800              8,000                 --
Miscellaneous                                                   7,723              7,465              7,009              1,485
------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                       $      1,031,961   $      1,822,770   $      1,423,905   $        154,595
------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                $     11,763,909   $     11,787,202   $      9,860,459   $        756,210
------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)   $      4,326,045   $      1,496,605   $      1,077,213   $         (6,234)
   Financial futures contracts                             (5,741,105)        (6,559,143)        (3,777,063)          (267,340)
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                    $     (1,415,060)  $     (5,062,538)  $     (2,699,850)  $       (273,574)
------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)               $     (2,161,343)  $        921,134   $        372,631   $        (11,395)
   Financial futures contracts                              1,678,740          1,651,266          1,603,566             36,614
------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) $       (482,603)  $      2,572,400   $      1,976,197   $         25,219
------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                     $     (1,897,663)  $     (2,490,138)  $       (723,653)  $       (248,355)
------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS           $      9,866,246   $      9,297,064   $      9,136,806   $        507,855
------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                      NEW YORK FUND        OHIO FUND       RHODE ISLAND FUND  WEST VIRGINIA FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                    $     20,083,597   $     10,397,669   $      2,953,623   $      1,480,565
Expenses allocated from Portfolio                          (1,791,703)          (901,933)          (239,472)          (106,654)
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                 $     18,291,894   $      9,495,736   $      2,714,151   $      1,373,911
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                          $          3,060   $          3,060   $          1,530   $            153
Distribution and service fees
   Class A                                                    361,236            144,291             38,627             21,522
   Class B                                                    534,368            911,464            325,081            154,783
   Class C                                                      4,114                 --                 --                 --
Legal and accounting services                                  24,080             21,393             18,156             16,383
Printing and postage                                           42,483             23,908              6,931              6,089
Custodian fee                                                  28,919             20,861              9,621              7,225
Transfer and dividend disbursing agent fees                   203,862            105,850             26,468             20,296
Registration fees                                               5,268              1,950                775
Miscellaneous                                                  10,838              5,072              2,395              1,515
--------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                       $      1,218,228   $      1,237,849   $        429,584   $        227,966
--------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                $     17,073,666   $      8,257,887   $      2,284,567   $      1,145,945
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)   $      5,895,498   $        714,223   $        547,585   $         (5,429)
   Financial futures contracts                             (5,287,383)        (2,094,865)          (945,942)          (483,837)
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                             $        608,115   $     (1,380,642)  $       (398,357)  $       (489,266)
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)               $     (2,205,564)  $        536,665   $        107,534   $        105,231
   Financial futures contracts                               (347,270)           174,568            364,925            132,985
--------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) $     (2,552,834)  $        711,233   $        472,459   $        238,216
--------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)              $     (1,944,719)  $       (669,409)  $         74,102   $       (251,050)
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS           $     15,128,947   $      7,588,478   $      2,358,669   $        894,895
--------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2004

                                                         CALIFORNIA FUND     FLORIDA FUND     MASSACHUSETTS FUND  MISSISSIPPI FUND
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                 $     11,763,909   $     11,787,202   $      9,860,459   $        756,210
   Net realized loss from investment transactions and
      financial futures contracts                              (1,415,060)        (5,062,538)        (2,699,850)          (273,574)
   Net change in unrealized appreciation (depreciation)
      from investments and financial futures                     (482,603)         2,572,400          1,976,197             25,219
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS               $      9,866,246   $      9,297,064   $      9,136,806   $        507,855
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                            $     (6,271,170)  $     (5,647,199)  $     (4,784,100)  $       (346,210)
      Class B                                                  (5,387,547)        (6,164,795)        (4,650,542)          (413,447)
      Class C                                                        (126)                --                 --                 --
      Class I                                                          --                 --           (420,852)                --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                      $    (11,658,843)  $    (11,811,994)  $     (9,855,494)  $       (759,657)
----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                            $    215,254,559   $    189,078,843   $    112,627,613   $     10,295,823
      Class B                                                   7,828,106          5,902,620          5,318,940            522,203
      Class C                                                     100,800                 --                 --                 --
      Class I                                                          --                 --            777,248                 --
Net asset value of shares issued to shareholders
      in payment of distributions declared
      Class A                                                   3,308,480          2,920,160          2,449,966            141,852
      Class B                                                   3,222,068          3,231,704          2,772,611            196,117
      Class C                                                          94                 --                 --                 --
      Class I                                                          --                 --             49,895                 --
   Cost of shares redeemed
      Class A                                                 (25,137,336)       (20,508,429)       (11,680,672)        (1,634,783)
      Class B                                                (219,778,794)      (196,478,322)      (110,508,921)        (9,622,344)
      Class C                                                      (4,786)                --                 --                 --
      Class I                                                          --                 --            (82,080)                --
   Contingent deferred sales charges
      Class B                                                      58,813                 --                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                                    $    (15,147,996)  $    (15,853,424)  $      1,724,600   $       (101,132)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                    $    (16,940,593)  $    (18,368,354)  $      1,005,912   $       (352,934)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                     $    246,898,372   $    262,909,506   $    209,436,924   $     17,745,012
----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                           $    229,957,779   $    244,541,152   $    210,442,836   $     17,392,078
----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                           $        162,301   $      1,212,194   $         12,205   $        (22,822)
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                          NEW YORK FUND        OHIO FUND      RHODE ISLAND FUND  WEST VIRGINIA FUND
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                 $     17,073,666   $      8,257,887   $      2,284,567   $      1,145,945
   Net realized gain (loss) from investment
       transactions and financial futures contracts               608,115         (1,380,642)          (398,357)          (489,266)
   Net change in unrealized appreciation
       (depreciation) from investments and financial
       futures contracts                                       (2,552,834)           711,233            472,459            238,216
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS               $     15,128,947   $      7,588,478   $      2,358,669   $        894,895
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                            $     (9,316,679)  $     (3,877,225)  $       (927,823)  $       (497,802)
      Class B                                                  (9,089,001)        (4,641,574)        (1,394,721)          (621,432)
      Class C                                                     (20,253)                --                 --                 --
   From net realized gain
      Class A                                                    (106,352)                --                 --                 --
      Class B                                                    (671,402)                --                 --                 --
      Class C                                                        (613)                --                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                      $    (19,204,300)  $     (8,518,799)  $     (2,322,544)  $     (1,119,234)
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                            $    321,162,393   $    121,865,745   $     18,239,195   $     17,065,175
      Class B                                                   9,069,087          4,312,410          1,611,714          1,298,116
      Class C                                                     944,804                 --                 --                 --
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                   5,936,040          2,091,400            417,013            305,714
      Class B                                                   6,874,534          2,430,532            827,271            347,226
      Class C                                                       8,230                 --                 --                 --
   Cost of shares redeemed
      Class A                                                 (33,111,721)       (10,797,206)        (3,548,697)        (1,835,384)
      Class B                                                (317,576,460)      (128,904,774)       (20,572,813)       (16,892,755)
      Class C                                                     (21,600)                --                 --                 --
   Contingent deferred sales charges
      Class B                                                      74,425                 --                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                                    $     (6,640,268)  $     (9,001,893)  $     (3,026,317)  $        288,092
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                    $    (10,715,621)  $     (9,932,214)  $     (2,990,192)  $         63,753
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                     $    349,791,588   $    172,689,029   $     54,631,574   $     27,156,117
-----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                           $    339,075,967   $    162,756,815   $     51,641,382   $     27,219,870
-----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                           $       (379,351)  $        172,574   $        (10,462)  $        (36,071)
-----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2003

                                                         CALIFORNIA FUND      FLORIDA FUND   MASSACHUSETTS FUND  MISSISSIPPI FUND
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                 $     12,012,420   $     11,964,343   $      9,648,130   $        716,913
   Net realized gain (loss) from investment
       transactions and financial futures contracts             4,984,724            786,408          1,131,203            (17,406)
   Net change in unrealized appreciation
       (depreciation) from investments and financial
       futures contracts                                      (13,091,792)        (7,443,955)        (5,238,900)          (253,870)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS               $      3,905,352   $      5,306,796   $      5,540,433   $        445,637
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                            $     (1,377,606)  $     (1,196,173)  $     (2,017,818)  $       (112,431)
      Class B                                                 (10,144,427)       (10,731,680)        (7,001,137)          (599,035)
      Class I                                                          --                 --           (437,891)                --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                      $    (11,522,033)  $    (11,927,853)  $     (9,456,846)  $       (711,466)
----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                            $     14,089,683   $      9,146,249   $      9,791,250   $      1,069,293
      Class B                                                  11,208,149         16,613,696         13,511,366          1,654,870
      Class I                                                          --                 --            651,194                 --
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                     553,736            534,929            634,250             44,714
      Class B                                                   4,305,082          4,089,815          3,521,498            259,244
      Class I                                                          --                 --             65,501                 --
   Cost of shares redeemed
      Class A                                                  (3,982,992)        (5,009,410)        (7,157,953)          (302,691)
      Class B                                                 (30,604,029)       (32,313,366)       (23,172,441)        (1,861,488)
      Class I                                                          --                 --         (1,830,712)                --
   Contingent deferred sales charges
      Class B                                                     109,263                 --                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                                    $     (4,321,108)  $     (6,938,087)  $     (3,986,047)  $        863,942
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                    $    (11,937,789)  $    (13,559,144)  $     (7,902,460)  $        598,113
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                     $    258,836,161   $    276,468,650   $    217,339,384   $     17,146,899
----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                           $    246,898,372   $    262,909,506   $    209,436,924   $     17,745,012
----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                           $        247,587   $      1,316,799   $         98,057   $         (3,794)
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2003

                                                           NEW YORK FUND       OHIO FUND      RHODE ISLAND FUND  WEST VIRGINIA FUND
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                 $     15,952,214   $      8,447,082   $      2,333,266   $      1,106,285
   Net realized gain (loss) from investment
      transactions, financial futures contracts and
      interest rate swap contracts                              2,557,327           (946,600)            44,261            265,016
   Net change in unrealized appreciation (depreciation)
      from investments, financial futures contracts
      and interest rate swap contracts                         (7,881,483)          (616,783)        (1,473,126)          (943,833)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS               $     10,628,058   $      6,883,699   $        904,401   $        427,468
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                            $     (1,694,599)  $       (801,232)  $       (539,044)  $       (167,373)
      Class B                                                 (13,299,285)        (7,311,020)        (1,783,128)          (935,604)
      Class C                                                          (1)                --                 --                 --
   From net realized gain
      Class A                                                     (17,681)                --                 --                 --
      Class B                                                    (167,562)                --                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                      $    (15,179,128)  $     (8,112,252)  $     (2,322,172)  $     (1,102,977)
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                            $     20,783,568   $      7,099,625   $      3,661,350   $        742,510
      Class B                                                  23,741,648         10,058,719          5,661,025          2,614,273
      Class C                                                      11,338                 --                 --                 --
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                     870,196            347,249            297,434            115,057
      Class B                                                   7,822,908          3,430,722            968,352            462,585
   Cost of shares redeemed
      Class A                                                  (8,618,482)        (6,276,257)        (2,165,677)          (771,737)
      Class B                                                 (40,678,610)       (22,283,785)        (7,055,542)        (2,549,461)
   Contingent deferred sales charges
      Class B                                                      95,813                 --                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                                    $      4,028,379   $     (7,623,727)  $      1,366,942   $        613,227
-----------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                               $       (522,691)  $     (8,852,280)  $        (50,829)  $        (62,282)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                     $    350,314,279   $    181,541,309   $     54,682,403   $     27,218,399
-----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                           $    349,791,588   $    172,689,029   $     54,631,574   $     27,156,117
-----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                           $      1,157,871   $        476,506   $         37,694   $        (42,569)
-----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

EATON VANCE MUNICIPALS FUNDS as of September 30, 2004

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                    CALIFORNIA FUND -- CLASS A
                                            ---------------------------------------------------------------------------
                                                                      YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------------------
                                               2004(1)          2003(1)      2002(1)(2)       2001(1)        2000(1)
-----------------------------------------------------------------------------------------------------------------------
Net asset value --  Beginning of year       $      10.920   $      11.250   $      10.880  $      10.270  $      10.320
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS

Net investment income                       $       0.548   $       0.542   $       0.548  $       0.533  $       0.536
Net realized and unrealized gain (loss)            (0.078)         (0.342)          0.352          0.619         (0.031)
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $       0.470   $       0.200   $       0.900  $       1.152  $       0.505
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $      (0.530)  $      (0.530)  $      (0.530) $      (0.542) $      (0.555)
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $      (0.530)  $      (0.530)  $      (0.530) $      (0.542) $      (0.555)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-- END OF YEAR               $      10.860   $      10.920   $      11.250  $      10.880  $      10.270
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                      4.42%           1.89%           8.61%         11.46%          5.17%
-----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)     $     227,878   $      34,753   $      24,863  $      21,089  $      17,617
Ratios (As a percentage of average daily
     net assets):
   Expenses(4)                                       0.90%           0.88%           0.91%          0.94%          0.89%
   Expenses after custodian fee
   reduction(4)                                      0.90%           0.87%           0.91%          0.91%          0.88%
   Net investment income                             5.09%           4.97%           5.09%          5.00%          5.35%
Portfolio Turnover of the Portfolio                    18%             21%              3%            26%            13%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.05% To 5.09%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                CALIFORNIA FUND -- CLASS B
                                            ---------------------------------------------------------------------------
                                                                   YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------------------
                                               2004(1)         2003(1)        2002(1)(2)      2001(1)        2000(1)
-----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year        $      10.110   $      10.400   $      10.050  $       9.490  $       9.520
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS

Net investment income                       $       0.483   $       0.481   $       0.474  $       0.450  $       0.475
Net realized and unrealized gain (loss)            (0.083)         (0.317)          0.327          0.572         (0.024)
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $       0.400   $       0.164   $       0.801  $       1.022  $       0.451
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $      (0.455)  $      (0.459)  $      (0.455) $      (0.467) $      (0.487)
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $      (0.455)  $      (0.459)  $      (0.455) $      (0.467) $      (0.487)
-----------------------------------------------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES           $       0.005   $       0.005   $       0.004  $       0.005  $       0.006
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR              $      10.060   $      10.110   $      10.400  $      10.050  $       9.490
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      4.14%           1.73%           8.30%         11.09%          5.06%
-----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)     $       1,983   $     212,145   $     233,973  $     226,303  $     220,693
Ratios (As a percentage of average daily
     net assets):
   Expenses(4)                                       1.10%           1.09%           1.24%          1.26%          1.13%
   Expenses after custodian fee
   reduction(4)                                      1.10%           1.08%           1.24%          1.23%          1.12%
   Net investment income                             4.75%           4.79%           4.77%          4.58%          5.13%
Portfolio Turnover of the Portfolio                    18%             21%              3%            26%            13%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.73% To 4.77%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                 CALIFORNIA FUND -- CLASS C
                                                 ---------------------------
                                                   YEAR ENDED SEPTEMBER 30,
                                                          2004(1)(2)
----------------------------------------------------------------------------
Net asset value -- Beginning of period                 $      10.000
----------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS

Net investment income                                  $       0.033
Net realized and unrealized gain                               0.062
----------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                           $       0.095
----------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                             $      (0.035)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                    $      (0.035)
----------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                       $      10.060
----------------------------------------------------------------------------

TOTAL RETURN(3)                                                 0.86%
----------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)              $          96
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.65%(5)
   Expenses after custodian fee reduction                       1.65%(5)
   Net investment income                                        4.24%
Portfolio Turnover of the Portfolio                               18%

(1) Net investment income per share was computed using average shares outstanding.

(2) For the period from the start of business, August 31, 2004 to September 30, 2004.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                     FLORIDA FUND -- CLASS A
                                            ---------------------------------------------------------------------------
                                                                     YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------------------
                                               2004(1)          2003(1)       2002(1)(2)      2001(1)        2000(1)
-----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year        $      10.680   $      10.940   $      10.630  $      10.010  $      10.190
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS

Net investment income                       $       0.536   $       0.548   $       0.572  $       0.561  $       0.535
Net realized and unrealized gain (loss)            (0.098)         (0.259)          0.287          0.593         (0.051)
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $       0.438   $       0.289   $       0.859  $       1.154  $       0.484
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $      (0.538)  $      (0.549)  $      (0.549) $      (0.534) $      (0.539)
From net realized gain                                 --              --              --             --         (0.125)
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $      (0.538)  $      (0.549)  $      (0.549) $      (0.534) $      (0.664)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR              $      10.580   $      10.680   $      10.940  $      10.630  $      10.010
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      4.18%           2.76%           8.38%         11.76%          5.05%
-----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)     $     193,379   $      25,996   $      21,866  $      14,759  $      12,558
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                       0.82%           0.79%           0.86%          0.85%          0.89%
   Expenses after custodian fee
     reduction(4)                                    0.82%           0.78%           0.82%          0.79%          0.84%
   Net investment income                             5.09%           5.12%           5.40%          5.38%          5.42%
Portfolio Turnover of the Portfolio                     9%             23%             19%            11%            12%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 5.39% To 5.40%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                      FLORIDA FUND -- CLASS B
                                            ---------------------------------------------------------------------------
                                                                      YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------------------
                                               2004(1)          2003(1)       2002(1)(2)      2001(1)        2000(1)
-----------------------------------------------------------------------------------------------------------------------
Net asset value --  Beginning of year       $      10.950   $      11.220   $      10.900  $      10.270  $      10.430
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS

Net investment income                       $       0.469   $       0.482   $       0.507  $       0.495  $       0.479
Net realized and unrealized gain (loss)            (0.110)         (0.272)          0.293          0.603         (0.046)
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $       0.359   $       0.210   $       0.800  $       1.098  $       0.433
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $      (0.469)  $      (0.480)  $      (0.480) $      (0.468) $      (0.468)
From net realized gain                                 --              --              --             --         (0.125)
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $      (0.469)  $      (0.480)  $      (0.480) $      (0.468) $      (0.593)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR              $      10.840   $      10.950   $      11.220  $      10.900  $      10.270
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      3.34%           1.93%           7.56%         10.93%          4.38%
-----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)     $      51,162   $     236,914   $     254,603  $     257,813  $     264,028
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                       1.57%           1.54%           1.61%          1.60%          1.58%
   Expenses after custodian fee
     reduction(4)                                    1.57%           1.53%           1.57%          1.54%          1.53%
   Net investment income                             4.26%           4.39%           4.67%          4.64%          4.73%
Portfolio Turnover of the Portfolio                     9%             23%             19%            11%            12%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.66% To 4.67%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                   MASSACHUSETTS FUND -- CLASS A
                                            ---------------------------------------------------------------------------
                                                                       YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------------------
                                               2004(1)         2003(1)       2002(1)(2)       2001(1)         2000(1)
-----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year        $       9.680   $       9.850   $       9.550  $       9.020  $       9.110
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS

Net investment income                       $       0.484   $       0.492   $       0.496  $       0.484  $       0.478
Net realized and unrealized gain (loss)            (0.020)         (0.180)          0.285          0.531         (0.071)
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $       0.464   $       0.312   $       0.781  $       1.015  $       0.407
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $      (0.484)  $      (0.482)  $      (0.481) $      (0.485) $      (0.497)
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $      (0.484)  $      (0.482)  $      (0.481) $      (0.485) $      (0.497)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR              $       9.660   $       9.680   $       9.850  $       9.550  $       9.020
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      4.92%           3.29%           8.48%         11.48%          4.70%
-----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)     $     143,086   $      41,413   $      38,857  $      26,819  $      11,212
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                       0.81%           0.81%           0.82%          0.84%          0.87%
   Expenses after custodian fee
     reduction(4)                                    0.81%           0.80%           0.80%          0.80%          0.85%
   Net investment income                             5.05%           5.09%           5.21%          5.10%          5.49%
Portfolio Turnover of the Portfolio                    27%             16%             10%             8%            15%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.17% To 5.21%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                  MASSACHUSETTS FUND -- CLASS B
                                            ---------------------------------------------------------------------------
                                                                      YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------------------
                                               2004(1)          2003(1)       2002(1)(2)      2001(1)        2000(1)
-----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year        $      10.790   $      10.990   $      10.660  $      10.050  $      10.130
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS

Net investment income                       $       0.461   $       0.469   $       0.476  $       0.461  $       0.468
Net realized and unrealized gain (loss)            (0.031)         (0.209)          0.311          0.608         (0.088)
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $       0.430   $       0.260   $       0.787  $       1.069  $       0.380
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $      (0.460)  $      (0.460)  $      (0.457) $      (0.459) $      (0.460)
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $      (0.460)  $      (0.460)  $      (0.457) $      (0.459) $      (0.460)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR              $      10.760   $      10.790   $      10.990  $      10.660  $      10.050
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      4.07%           2.43%           7.61%         10.87%          3.93%
-----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)     $      59,036   $     160,416   $     169,602  $     163,028  $     157,801
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                       1.56%           1.56%           1.57%          1.59%          1.61%
   Expenses after custodian fee
     reduction(4)                                    1.56%           1.55%           1.55%          1.55%          1.59%
   Net investment income                             4.26%           4.35%           4.49%          4.41%          4.74%
Portfolio Turnover of the Portfolio                    27%             16%             10%             8%            15%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.45% To 4.49%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                  MASSACHUSETTS FUND -- CLASS I
                                            ---------------------------------------------------------------------------
                                                                      YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------------------
                                               2004(1)          2003(1)       2002(1)(2)      2001(1)      2000(1)
-----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year        $      10.000   $      10.170   $       9.870  $       9.310  $       9.390
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS

Net investment income                       $       0.521   $       0.529   $       0.534  $       0.518  $       0.519
Net realized and unrealized gain (loss)            (0.031)         (0.182)          0.281          0.559         (0.079)
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $       0.490   $       0.347   $       0.815  $       1.077  $       0.440
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $      (0.520)  $      (0.517)  $      (0.515) $      (0.517) $      (0.520)
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $      (0.520)  $      (0.517)  $      (0.515) $      (0.517) $      (0.520)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR              $       9.970   $      10.000   $      10.170  $       9.870  $       9.310
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      5.04%           3.51%           8.55%         11.87%          4.92%
-----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)     $       8,321   $       7,608   $       8,880  $       6,957  $       7,259
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                       0.61%           0.61%           0.62%          0.64%          0.68%
   Expenses after custodian fee
     reduction(4)                                    0.61%           0.60%           0.60%          0.60%          0.66%
   Net investment income                             5.23%           5.29%           5.44%          5.36%          5.67%
Portfolio Turnover of the Portfolio                    27%             16%             10%             8%            15%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.40% To 5.44%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                     MISSISSIPPI FUND -- CLASS A
                                            ---------------------------------------------------------------------------
                                                                        YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------------------
                                               2004(1)         2003(1)       2002(1)(2)       2001(1)         2000(1)
-----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year        $       9.840   $      10.000   $       9.750  $       9.310  $       9.350
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS

Net investment income                       $       0.455   $       0.473   $       0.471  $       0.469  $       0.459
Net realized and unrealized gain (loss)            (0.116)         (0.163)          0.249          0.441         (0.023)
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $       0.339   $       0.310   $       0.720  $       0.910  $       0.436
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $      (0.459)  $      (0.470)  $      (0.470) $      (0.470) $      (0.476)
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $      (0.459)  $      (0.470)  $      (0.470) $      (0.470) $      (0.476)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR              $       9.720   $       9.840   $      10.000  $       9.750  $       9.310
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      3.54%           3.21%           7.64%          9.98%          4.87%
-----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)     $      11,379   $       2,727   $       1,945  $       2,131  $       1,269
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                       0.84%           0.81%           0.90%          0.88%          1.02%
   Expenses after custodian fee
     reduction(4)                                    0.83%           0.79%           0.88%          0.83%          1.00%
   Net investment income                             4.70%           4.81%           4.85%          4.88%          5.02%
Portfolio Turnover of the Portfolio                    15%             11%             10%            11%             4%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.010, decrease net realized and unrealized gains per share by $0.010 and increase the ratio of net investment income to average net assets from 4.75% To 4.85%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                    MISSISSIPPI FUND -- CLASS B
                                            ---------------------------------------------------------------------------
                                                                      YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------------------
                                               2004(1)          2003(1)       2002(1)(2)      2001(1)        2000(1)
-----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year        $      10.060   $      10.220   $       9.970  $       9.530  $       9.560
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS

Net investment income                       $       0.393   $       0.409   $       0.409  $       0.407  $       0.404
Net realized and unrealized gain (loss)            (0.119)         (0.163)          0.247          0.444         (0.023)
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $       0.274   $       0.246   $       0.656  $       0.851  $       0.381
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $      (0.394)  $      (0.406)  $      (0.406) $      (0.411) $      (0.411)
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $      (0.394)  $      (0.406)  $      (0.406) $      (0.411) $      (0.411)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR              $       9.940   $      10.060   $      10.220  $       9.970  $       9.530
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      2.79%           2.47%           6.75%          9.13%          4.14%
-----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)     $       6,013   $      15,018   $      15,202  $      14,706  $      14,356
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                       1.59%           1.56%           1.65%          1.63%          1.76%
   Expenses after custodian fee
     reduction(4)                                    1.58%           1.54%           1.63%          1.58%          1.74%
   Net investment income                             3.93%           4.07%           4.11%          4.15%          4.28%
Portfolio Turnover of the Portfolio                    15%             11%             10%            11%             4%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.010, decrease net realized and unrealized gains per share by $0.010 and increase the ratio of net investment income to average net assets from 4.01% To 4.11%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                    NEW YORK FUND -- CLASS A
                                            ---------------------------------------------------------------------------
                                                                    YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------------------
                                               2004(1)          2003(1)       2002(1)(2)      2001(1)         2000(1)
-----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year        $      10.920   $      11.070   $      10.610  $       9.910  $       9.860
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS

Net investment income                       $       0.542   $       0.539   $       0.543  $       0.505  $       0.515
Net realized and unrealized gain (loss)            (0.049)         (0.165)          0.430          0.709          0.061
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $       0.493   $       0.374   $       0.973  $       1.214  $       0.576
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $      (0.587)  $      (0.518)  $      (0.513) $      (0.506) $      (0.526)
From net realized gain                             (0.026)         (0.006)             --         (0.008)            --
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $      (0.613)  $      (0.524)  $      (0.513) $      (0.514) $      (0.526)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR              $      10.800   $      10.920   $      11.070  $      10.610  $       9.910
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      4.66%           3.54%           9.49%         12.48%          6.09%
-----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)     $     335,153   $      42,481   $      29,817  $      20,429  $      11,411
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                       0.82%           0.80%           0.82%          0.85%          0.83%
   Expenses after custodian fee
     reduction(4)                                    0.82%           0.80%           0.82%          0.85%          0.83%
   Net investment income                             5.07%           4.99%           5.11%          4.81%          5.29%
Portfolio Turnover of the Portfolio                    26%             19%              7%            19%            27%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 5.09% To 5.11%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                     NEW YORK FUND -- CLASS B
                                            ---------------------------------------------------------------------------
                                                                     YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------------------
                                               2004(1)         2003(1)       2002(1)(2)       2001(1)        2000(1)
-----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year        $      11.800   $      11.950   $      11.450  $      10.700  $      10.640
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS

Net investment income                       $       0.576   $       0.534   $       0.502  $       0.459  $       0.474
Net realized and unrealized gain (loss)            (0.091)         (0.181)          0.468          0.763          0.063
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $       0.485   $       0.353   $       0.970  $       1.222  $       0.537
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $      (0.584)  $      (0.501)  $      (0.470) $      (0.464) $      (0.477)
From net realized gain                             (0.026)         (0.006)             --         (0.008)            --
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $      (0.610)  $      (0.507)  $      (0.470) $      (0.472) $      (0.477)
-----------------------------------------------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES           $       0.005   $       0.004   $          --  $          --  $          --
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR              $      11.680   $      11.800   $      11.950  $      11.450  $      10.700
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      4.28%           3.08%           8.70%         11.64%          5.24%
-----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)     $       2,984   $     307,299   $     320,497  $     318,217  $     323,013
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                       0.93%           1.23%           1.57%          1.61%          1.59%
   Expenses after custodian fee
     reduction(4)                                    0.93%           1.23%           1.57%          1.61%          1.59%
   Net investment income                             4.86%           4.58%           4.37%          4.09%          4.54%
Portfolio Turnover of the Portfolio                    26%             19%              7%            19%            27%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.35% To 4.37%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                            NEW YORK FUND -- CLASS C
                                                                         -----------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
                                                                         -----------------------------
                                                                             2004(1)        2003(1)(2)
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                   $     10.050     $     10.000
----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS

Net investment income                                                    $      0.407     $      0.002
Net realized and unrealized gain (loss)                                        (0.207)           0.049
----------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                             $      0.200     $      0.051
----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                               $     (0.424)    $     (0.001)
From net realized gain                                                         (0.026)              --
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                      $     (0.450)    $     (0.001)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                         $      9.800     $     10.050
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                  1.99%            0.50%
----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)                                $        940     $         11
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                                   1.56%            1.89%(5)
   Expenses after custodian fee reduction(4)                                     1.56%            1.89%(5)
   Net investment income                                                         4.17%            6.41%(5)
Portfolio Turnover of the Portfolio                                                26%              19%

(1) Net investment income per share was computed using average shares outstanding.

(2)  Class C shares commenced operations on September 30, 2003.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                              OHIO FUND -- CLASS A
                                                     ----------------------------------------------------------------------
                                                                             YEAR ENDED SEPTEMBER 30,
                                                     ----------------------------------------------------------------------
                                                       2004(1)         2003        2002(1)(2)      2001(1)          2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                 $    9.230     $    9.290     $    9.130     $    8.920     $    9.120
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                $    0.491     $    0.499     $    0.490     $    0.506     $    0.506
Net realized and unrealized gain (loss)                  (0.034)        (0.077)         0.148          0.229         (0.186)
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                         $    0.457     $    0.422     $    0.638     $    0.735     $    0.320
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                           $   (0.507)    $   (0.482)    $   (0.478)    $   (0.515)    $   (0.516)
From net realized gain                                       --             --             --         (0.010)        (0.004)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  $   (0.507)    $   (0.482)    $   (0.478)    $   (0.525)    $   (0.520)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                       $    9.180     $    9.230     $    9.290     $    9.130     $    8.920
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                            5.07%          4.73%          7.23%          8.43%          3.74%
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)              $  126,212     $   15,612     $   14,526     $   12,153     $    8,052
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                             0.85%          0.81%          0.84%          0.86%          0.88%
   Expenses after custodian fee reduction(4)               0.85%          0.80%          0.83%          0.85%          0.88%
   Net investment income                                   5.38%          5.46%          5.40%          5.50%          5.74%
Portfolio Turnover of the Portfolio                           9%            15%            15%            22%            28%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $0.001, decrease net realized and unrealized gains per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                              OHIO FUND -- CLASS B
                                                     ---------------------------------------------------------------------
                                                                             YEAR ENDED SEPTEMBER 30,
                                                     ---------------------------------------------------------------------
                                                       2004(1)         2003        2002(1)(2)      2001(1)          2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                 $   10.430     $   10.490     $   10.320     $   10.080     $   10.290
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                $    0.477     $    0.489     $    0.479     $    0.493     $    0.495
Net realized and unrealized gain (loss)                  (0.054)        (0.081)         0.154          0.258         (0.201)
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                         $    0.423     $    0.408     $    0.633     $    0.751     $    0.294
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                           $   (0.493)    $   (0.468)    $   (0.463)    $   (0.501)    $   (0.500)
From net realized gain                                       --             --             --         (0.010)        (0.004)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  $   (0.493)    $   (0.468)    $   (0.463)    $   (0.511)    $   (0.504)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                       $   10.360     $   10.430     $   10.490     $   10.320     $   10.080
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                            4.14%          4.01%          6.30%          7.66%          3.04%
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)              $   36,545     $  157,077     $  167,015     $  169,811     $  174,964
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                             1.60%          1.56%          1.59%          1.62%          1.65%
   Expenses after custodian fee reduction(4)               1.60%          1.55%          1.58%          1.61%          1.65%
   Net investment income                                   4.56%          4.73%          4.67%          4.81%          4.96%
Portfolio Turnover of the Portfolio                           9%            15%            15%            22%            28%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $0.001, decrease net realized and unrealized gains per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                    RHODE ISLAND FUND -- CLASS A
                                                     ----------------------------------------------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
                                                     ----------------------------------------------------------------------
                                                       2004(1)        2003(1)      2002(1)(2)        2001            2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                 $    9.760     $   10.010     $    9.710     $    9.120     $    9.070
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                $    0.462     $    0.472     $    0.472     $    0.474     $    0.471
Net realized and unrealized gain (loss)                   0.028         (0.253)         0.297          0.582          0.046
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                         $    0.490     $    0.219     $    0.769     $    1.056     $    0.517
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                           $   (0.470)    $   (0.469)    $   (0.469)    $   (0.466)    $   (0.467)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  $   (0.470)    $   (0.469)    $   (0.469)    $   (0.466)    $   (0.467)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                       $    9.780     $    9.760     $   10.010     $    9.710     $    9.120
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                            5.13%          2.29%          8.21%         11.80%          5.95%
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)              $   26,558     $   11,701     $   10,169     $    7,630     $    4,245
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                             0.77%          0.74%          0.75%          0.74%          0.79%
   Expenses after custodian fee reduction(4)               0.77%          0.73%          0.72%          0.69%          0.76%
   Net investment income                                   4.74%          4.82%          4.89%          5.01%          5.27%
Portfolio Turnover of the Portfolio                          16%            19%            13%            14%            15%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.87% to 4.89%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                RHODE ISLAND FUND -- CLASS B
                                                        -----------------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                        -----------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)        2001           2000
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     9.990    $    10.250    $     9.940    $     9.340    $     9.280
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $     0.401    $     0.409    $     0.410    $     0.414    $     0.414
Net realized and unrealized gain (loss)                       0.016         (0.262)         0.307          0.590          0.048
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $     0.417    $     0.147    $     0.717    $     1.004    $     0.462
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $    (0.407)   $    (0.407)   $    (0.407)   $    (0.404)   $    (0.402)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $    (0.407)   $    (0.407)   $    (0.407)   $    (0.404)   $    (0.402)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $    10.000    $     9.990    $    10.250    $     9.940    $     9.340
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                4.25%          1.48%          7.42%         10.96%          5.17%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $    25,084    $    42,930    $    44,513    $    37,300    $    33,316
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                 1.52%          1.49%          1.50%          1.49%          1.56%
   Expenses after custodian fee reduction(4)                   1.52%          1.48%          1.47%          1.44%          1.53%
   Net investment income                                       4.00%          4.08%          4.14%          4.25%          4.56%
Portfolio Turnover of the Portfolio                              16%            19%            13%            14%            15%


(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.12% to 4.14%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                               WEST VIRGINIA FUND -- CLASS A
                                                        -----------------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                        -----------------------------------------------------------------------
                                                           2004(1)         2003        2002(1)(2)        2001          2000(1)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     9.880    $    10.130    $     9.750    $     9.290    $     9.290
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $     0.462    $     0.468    $     0.465    $     0.479    $     0.459
Net realized and unrealized gain (loss)                      (0.081)        (0.253)         0.380          0.448          0.020
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $     0.381    $     0.215    $     0.845    $     0.927    $     0.479
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $    (0.451)   $    (0.465)   $    (0.465)   $    (0.467)   $    (0.479)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $    (0.451)   $    (0.465)   $    (0.465)   $    (0.467)   $    (0.479)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     9.810    $     9.880    $    10.130    $     9.750    $     9.290
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                3.94%          2.23%          8.97%         10.16%          5.39%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $    18,670    $     3,522    $     3,517    $     2,931    $     2,310
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                 0.79%          0.73%          0.78%          0.78%          0.91%
   Expenses after custodian fee reduction(4)                   0.78%          0.71%          0.77%          0.74%          0.89%
   Net investment income                                       4.73%          4.74%          4.78%          4.93%          5.02%
Portfolio Turnover of the Portfolio                              12%            21%            19%            12%             7%
-------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 4.75% to 4.78%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                               WEST VIRGINIA FUND -- CLASS B
                                                        -----------------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                        -----------------------------------------------------------------------
                                                           2004(1)         2003        2002(1)(2)        2001          2000(1)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $    10.080    $    10.340    $     9.950    $     9.480    $     9.470
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $     0.395    $     0.402    $     0.403    $     0.411    $     0.402
Net realized and unrealized gain (loss)                      (0.087)        (0.261)         0.388          0.465          0.019
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $     0.308    $     0.141    $     0.791    $     0.876    $     0.421
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $    (0.388)   $    (0.401)   $    (0.401)   $    (0.406)   $    (0.411)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $    (0.388)   $    (0.401)   $    (0.401)   $    (0.406)   $    (0.411)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $    10.000    $    10.080    $    10.340    $     9.950    $     9.480
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                3.09%          1.41%          8.17%          9.41%          4.62%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     8,550    $    23,634    $    23,701    $    21,775    $    22,394
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                 1.55%          1.48%          1.53%          1.53%          1.62%
   Expenses after custodian fee reduction(4)                   1.54%          1.46%          1.52%          1.49%          1.60%
   Net investment income                                       3.91%          3.99%          4.05%          4.20%          4.32%
Portfolio Turnover of the Portfolio                              12%            21%            19%            12%             7%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 4.02% to 4.05%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

EATON VANCE MUNICIPALS FUNDS as of September 30, 2004

NOTES TO FINANCIAL STATEMENTS

1    SIGNIFICANT ACCOUNTING POLICIES

     Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-nine Funds, eight of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipals Fund (California
     Fund), Eaton Vance Florida Municipals Fund (Florida Fund), Eaton Vance Massachusetts Municipals Fund (Massachusetts Fund), Eaton Vance Mississippi Municipals Fund (Mississippi Fund), Eaton Vance New York Municipals Fund (New York Fund), Eaton Vance Ohio Municipals Fund (Ohio Fund), Eaton Vance Rhode Island Municipals Fund (Rhode Island Fund) and Eaton Vance West Virginia Municipals Fund (West Virginia Fund). The Florida Fund, the Mississippi Fund, the Ohio Fund, the Rhode Island Fund and the West Virginia Fund offer two classes of shares. The California Fund, Massachusetts Fund and the New York Fund offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares and Class C shares of California Fund and New York Fund are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Funds automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. In addition, all Class B shares of Eaton Vance California Fund and Eaton Vance New York Fund purchased on or before March 16, 2004 converted to Class A shares of the same Fund on April 8, 2004. Class B shares acquired through reinvestment of distributions will convert in proportion to shares not acquired through reinvestment. Class I shares of the Massachusetts Fund are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The California Fund invests its assets in the California Municipals Portfolio, the Florida Fund invests its assets in the Florida Municipals Portfolio, the Massachusetts Fund invests its assets in the Massachusetts Municipals Portfolio, the Mississippi Fund invests its assets in the Mississippi Municipals Portfolio, the New York Fund invests its assets in the New York Municipals Portfolio, the Ohio Fund invests its assets in the Ohio Municipals Portfolio, the Rhode Island Fund invests its assets in the Rhode Island Municipals Portfolio and the West Virginia Fund invests its assets in the West Virginia Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at September 30, 2004 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATION -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

     B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

     C FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2004, certain Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

     FUND                  AMOUNT          EXPIRES
     -------------------------------------------------------
     California          $       663,911   September 30, 2008
                               1,155,825   September 30, 2009
                                 723,504   September 30, 2010
                               1,373,331   September 30, 2011

     Florida                     421,007   September 30, 2009
                               3,994,644   September 30, 2010

     Massachusetts                 2,135   September 30, 2005
                               1,741,735   September 30, 2010
                               1,430,573   September 30, 2011
                                 355,911   September 30, 2012

     Mississippi                  40,090   September 30, 2010
                                  53,963   September 30, 2011
                                  20,204   September 30, 2012

     Ohio                      1,520,480   September 30, 2010
                               6,140,842   September 30, 2011

     Rhode Island                 34,703   September 30, 2005
                                 184,964   September 30, 2008
                                 293,745   September 30, 2009
                                  21,737   September 30, 2010
                                  90,400   September 30, 2011

     West Virginia               170,463   September 30, 2005
                                     526   September 30, 2008
                                 171,534   September 30, 2009
                                 211,865   September 30, 2010

     Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

     Additionally, at September 30, 2004, California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund had net capital losses of $1,474,129, $5,554,435, $1,356,277, $305,354, $1,081,521, $1,534,730, $347,120 and
     $531,125, respectively, attributable to security transactions incurred after October 31, 2003. These capital losses are treated as arising on the first day of each Fund's taxable year ending September 30, 2005.

     D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All credit balances used to reduce each Fund's custodian fees are reported as a reduction of total expenses in the Statements of Operations.

     E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

     G EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     H OTHER -- Investment transactions are accounted for on a trade-date basis.

2    DISTRIBUTIONS TO SHAREHOLDERS

     The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United

     States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences relate primarily to the difference in method for accreting market discount and amortizing premiums.

     The tax character of distributions paid for the years ended September 30, 2004 and September 30, 2003 was as follows:

     YEAR ENDED 9/30/04                  CALIFORNIA          FLORIDA        MASSACHUSETTS      MISSISSIPPI
     -------------------------------------------------------------------------------------------------------
     Distributions declared from:
     Tax-exempt income                 $    11,624,744   $    11,808,142   $     9,848,431   $       759,657
     Ordinary income                   $        34,099   $         3,852   $         7,063   $            --

     YEAR ENDED 9/30/03                   CALIFORNIA          FLORIDA       MASSACHUSETTS      MISSISSIPPI
     -------------------------------------------------------------------------------------------------------
     Distributions declared from:
     Tax-exempt income                 $    11,517,451   $    11,924,414   $     9,454,422   $       711,466
     Ordinary income                   $         4,582   $         3,439   $         2,424   $            --

                                                                                                  WEST
     YEAR ENDED 9/30/04                    NEW YORK            OHIO          RHODE ISLAND       VIRGINIA
     -------------------------------------------------------------------------------------------------------
     Distributions declared from:
     Tax-exempt income                 $    18,422,069   $     8,507,143   $     2,315,837   $     1,119,234
     Ordinary income                   $       243,536   $        11,656   $         6,707   $            --
     Long-term capital gain            $       538,695   $            --   $            --   $            --

                                                                                                  WEST
     YEAR ENDED 9/30/03                    NEW YORK            OHIO          RHODE ISLAND       VIRGINIA
     -------------------------------------------------------------------------------------------------------
     Distributions declared from:
     Tax-exempt income                 $    14,990,406   $     8,112,135   $     2,321,051   $     1,094,332
     Ordinary income                   $         3,479   $           117   $         1,121   $         8,645
     Long-term capital gain            $       185,243   $            --   $            --   $            --

     During the year ended September 30, 2004, the following amounts were reclassified due to differences between book and tax accounting for amortization and accretion on debt securities, market discount on disposal of securities, and capital losses:

                                         CALIFORNIA          FLORIDA        MASSACHUSETTS      MISSISSIPPI
     -------------------------------------------------------------------------------------------------------
     Increase (decrease):
       Paid in capital                 $   (15,377,804)  $            --   $    (7,763,971)  $    (1,377,618)
     Accumulated net
       realized gain/(loss)
       on investments                  $    15,568,156   $        79,813   $     7,854,788   $     1,393,199
     Accumulated
       undistributed
       income                          $      (190,352)  $       (79,813)  $       (90,817)  $       (15,581)

                                                                                                  WEST
                                           NEW YORK            OHIO          RHODE ISLAND       VIRGINIA
     -------------------------------------------------------------------------------------------------------
     Increase (decrease):
       Paid in capital                 $        (3,034)  $            --   $    (1,523,129)  $      (631,027)
     Accumulated net
       realized gain/(loss)
       on investments                  $       187,989   $        43,020   $     1,533,308   $       651,240
     Accumulated
       undistributed
       income                          $      (184,955)  $       (43,020)  $       (10,179)  $       (20,213)

     These changes had no effect on the net assets or net asset value per share of the Funds.

     As of September 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                         CALIFORNIA          FLORIDA        MASSACHUSETTS      MISSISSIPPI
     -------------------------------------------------------------------------------------------------------
     Undistributed
       Income                          $       580,759   $     1,674,930   $       421,340   $        12,585
     Capital loss
       carryforward                    $    (3,916,571)  $    (4,415,651)  $    (3,530,354)  $      (114,257)
     Unrealized
       gain/(loss)                     $    27,972,964   $    20,516,483   $    16,604,671   $     1,351,016
     Other temporary
       differences                     $    (1,461,133)  $    (5,011,880)  $    (1,102,206)  $      (288,555)

                                                                                                  WEST
                                           NEW YORK            OHIO          RHODE ISLAND       VIRGINIA
     -------------------------------------------------------------------------------------------------------
     Undistributed
       income                          $       105,318   $       484,670   $        86,994   $         5,633
     Capital loss
       carryforward                    $            --   $    (7,661,322)  $      (625,549)  $      (554,388)
     Unrealized
       gain/(loss)                     $    36,569,617   $    10,498,457   $     3,095,988   $     1,685,732
     Other temporary
       differences                     $       293,921   $    (1,324,805)  $      (302,460)  $      (497,034)

3    SHARES OF BENEFICIAL INTEREST

     The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                                     CALIFORNIA FUND
                                                             -------------------------------
                                                                 YEAR ENDED SEPTEMBER 30,
                                                             -------------------------------
     CLASS A                                                     2004               2003
     --------------------------------------------------------------------------------------
     Sales                                                     19,825,738         1,287,268
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                             307,754            50,751
     Redemptions                                               (2,340,066)         (366,019)
     --------------------------------------------------------------------------------------
     NET INCREASE                                              17,793,426           972,000
     --------------------------------------------------------------------------------------

                                                                   CALIFORNIA FUND
                                                          ---------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------
     CLASS B                                                     2004              2003
     --------------------------------------------------------------------------------------
     Sales                                                        770,261         1,106,278
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                             316,786           425,427
     Redemptions                                              (21,877,983)       (3,040,867)
     --------------------------------------------------------------------------------------
     NET DECREASE                                             (20,790,936)       (1,509,162)
     --------------------------------------------------------------------------------------

                                                                   CALIFORNIA FUND
                                                          ---------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------
     CLASS C                                                     2004(1)            2003
     --------------------------------------------------------------------------------------
     Sales                                                         10,026                --
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                                   9                --
     Redemptions                                                     (479)               --
     --------------------------------------------------------------------------------------
     NET INCREASE                                                   9,556                --
     --------------------------------------------------------------------------------------

                                                                    FLORIDA FUND
                                                          ---------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------
     CLASS A                                                     2004              2003
     --------------------------------------------------------------------------------------
     Sales                                                     17,501,497           853,411
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                             277,201            50,068
     Redemptions                                               (1,936,874)         (468,348)
     --------------------------------------------------------------------------------------
     NET INCREASE                                              15,841,824           435,131
     --------------------------------------------------------------------------------------

                                                                    FLORIDA FUND
                                                          ---------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------
     CLASS B                                                     2004              2003
     --------------------------------------------------------------------------------------
     Sales                                                        538,697         1,510,400
     Issued to shareholders electing to
     receive payments of distributions
       in Fund shares                                             293,367           372,326
     Redemptions                                              (17,742,306)       (2,948,167)
     --------------------------------------------------------------------------------------
     NET DECREASE                                             (16,910,242)       (1,065,441)
     --------------------------------------------------------------------------------------

                                                                 MASSACHUSETTS FUND
                                                          ---------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------
     CLASS A                                                     2004              2003
     --------------------------------------------------------------------------------------
     Sales                                                     11,510,297         1,008,027
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                             256,073            65,592
     Redemptions                                               (1,225,646)         (740,320)
     --------------------------------------------------------------------------------------
     NET INCREASE                                              10,540,724           333,299
     --------------------------------------------------------------------------------------

                                                                 MASSACHUSETTS FUND
                                                          ---------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------
     CLASS B                                                     2004              2003
     --------------------------------------------------------------------------------------
     Sales                                                        493,561         1,251,555
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                             256,000           325,819
     Redemptions                                              (10,127,004)       (2,153,073)
     --------------------------------------------------------------------------------------
     NET DECREASE                                              (9,377,443)         (575,699)
     --------------------------------------------------------------------------------------

                                                                 MASSACHUSETTS FUND
                                                          ---------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------
     CLASS I                                                       2004              2003
     --------------------------------------------------------------------------------------
     Sales                                                         76,742            65,065
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                               5,007             6,538
     Redemptions                                                   (8,225)         (183,579)
     --------------------------------------------------------------------------------------
     NET INCREASE (DECREASE)                                       73,524          (111,976)
     --------------------------------------------------------------------------------------

                                                                  MISSISSIPPI FUND
                                                          ---------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------
     CLASS A                                                      2004              2003
     --------------------------------------------------------------------------------------
     Sales                                                      1,048,406           108,796
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                              14,656             4,552
     Redemptions                                                 (169,326)          (30,779)
     --------------------------------------------------------------------------------------
     NET INCREASE                                                 893,736            82,569
     --------------------------------------------------------------------------------------

                                                                   MISSISSIPPI FUND
                                                          ---------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------
     CLASS B                                                       2004             2003
     --------------------------------------------------------------------------------------
     Sales                                                         52,254           163,807
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                              19,572            25,752
     Redemptions                                                 (959,053)         (184,337)
     --------------------------------------------------------------------------------------
     NET INCREASE (DECREASE)                                     (887,227)            5,222
     --------------------------------------------------------------------------------------

                                                                    NEW YORK FUND
                                                          ---------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------
     CLASS A                                                     2004              2003
     --------------------------------------------------------------------------------------
     Sales                                                     29,701,216         1,915,927
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                             555,548            80,619
     Redemptions                                               (3,106,679)         (800,097)
     --------------------------------------------------------------------------------------
     NET INCREASE                                              27,150,085         1,196,449
     --------------------------------------------------------------------------------------

                                                                    NEW YORK FUND
                                                          ---------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------
     CLASS B                                                     2004              2003
     --------------------------------------------------------------------------------------
     Sales                                                        770,526         2,031,769
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                             580,371           668,999
     Redemptions                                              (27,137,667)       (3,480,072)
     --------------------------------------------------------------------------------------
     NET DECREASE                                             (25,786,770)         (779,304)
     --------------------------------------------------------------------------------------

                                                                    NEW YORK FUND
                                                          ---------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------
     CLASS C                                                       2004              2003
     --------------------------------------------------------------------------------------
     Sales                                                         96,144             1,134
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                                 843                --
     Redemptions                                                   (2,210)               --
     --------------------------------------------------------------------------------------
     NET INCREASE                                                  94,777             1,134
     --------------------------------------------------------------------------------------

                                                                      OHIO FUND
                                                          ---------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------
     CLASS A                                                     2004              2003
     --------------------------------------------------------------------------------------
     Sales                                                     13,007,489           775,644
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                             229,393            38,054
     Redemptions                                               (1,183,403)         (686,364)
     --------------------------------------------------------------------------------------
     NET INCREASE                                              12,053,479           127,334
     --------------------------------------------------------------------------------------

                                                                      OHIO FUND
                                                          ---------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------
     CLASS B                                                     2004              2003
     --------------------------------------------------------------------------------------
     Sales                                                        415,410           974,488
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                             231,417           332,079
     Redemptions                                              (12,181,291)       (2,162,387)
     --------------------------------------------------------------------------------------
     NET DECREASE                                             (11,534,464)         (855,820)
     --------------------------------------------------------------------------------------

                                                                  RHODE ISLAND FUND
                                                          ---------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------
     CLASS A                                                      2004              2003
     --------------------------------------------------------------------------------------
     Sales                                                      1,839,665           374,894
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                              42,798            30,427
     Redemptions                                                 (365,398)         (222,426)
     --------------------------------------------------------------------------------------
     NET INCREASE                                               1,517,065           182,895
     --------------------------------------------------------------------------------------

                                                                  RHODE ISLAND FUND
                                                          ---------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------
     CLASS B                                                      2004              2003
     --------------------------------------------------------------------------------------
     Sales                                                        160,842           565,453
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                              82,458            96,623
     Redemptions                                               (2,033,790)         (707,921)
     --------------------------------------------------------------------------------------
     NET DECREASE                                              (1,790,490)          (45,845)
     --------------------------------------------------------------------------------------

                                                                  WEST VIRGINIA FUND
                                                          ---------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------
     CLASS A                                                      2004              2003
     --------------------------------------------------------------------------------------
     Sales                                                      1,703,321            75,068
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                              31,282            11,656
     Redemptions                                                 (188,090)          (77,421)
     --------------------------------------------------------------------------------------
     NET INCREASE                                               1,546,513             9,303
     --------------------------------------------------------------------------------------

                                                                 WEST VIRGINIA FUND
                                                          ---------------------------------
                                                              YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------
     CLASS B                                                      2004              2003
     --------------------------------------------------------------------------------------
     Sales                                                        128,738           258,798
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                              34,334            45,804
     Redemptions                                               (1,653,019)         (252,506)
     --------------------------------------------------------------------------------------
     NET INCREASE (DECREASE)                                   (1,489,947)           52,096
     --------------------------------------------------------------------------------------

     (1) Class C shares of the California Fund commenced operations on August 31, 2004.

     (2) Class C shares of the New York Fund commenced operations on September 30, 2003.

4    TRANSACTIONS WITH AFFILIATES

     Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations. Except for Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended September 30, 2004, EVM earned $7,178, $9,435, $8,140, $932, $14,351,
     $7,849, $2,263 and $1,592 in sub-transfer agent fees from the California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $11,412, $16,140, $21,571, $848, $27,796, $14,395, $5,898, and $2,893 from the California
     Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, respectively, as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2004.

5    DISTRIBUTION AND SERVICE PLANS

     Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plans) (collectively, the Plans). In addition, the California Fund and New York Fund each has in effect a distribution plan for Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Class B and Class C shares to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B shares and Class C shares (if applicable) for providing ongoing distribution services and facilities to the Fund. The Funds will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% (in the case of Class B) and 6.25% (in the case of Class C) of the aggregate amount received by the Fund for each class shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see
     Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B and Class C and, accordingly, reduces Class B and Class C net assets. For the year ended September 30, 2004, Florida Fund, Massachusetts Fund, Mississippi Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, paid $1,076,354, $820,656, $78,733, $719,577, $256,643 and $122,197
     respectively, to EVD, representing 0.75% of each Fund's Class B average daily net assets. The California Fund and New York Fund paid $242,933 and $209,237, representing 0.22% and 0.13%, respectively, of the Fund's Class B average daily net assets. For the year ended September 30, 2004, the California Fund and the New York Fund paid $22 and $3,252, respectively to EVD, representing 0.75% of the Fund's Class C average daily net assets. At September 30, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund were approximately $61,000, $1,336,000, $1,350,000, $498,000, $100,000, $527,000, $1,210,000 and $582,000,
     respectively, and approximately $6,000 and $54,000 calculated under the Class C Plan for California and New York, respectively.

     The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.20%, (0.25% for the California Fund) of each Fund's average daily net assets attributable to Class A, Class B and, if applicable, Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the year ended September 30, 2004, California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund paid or accrued service fees to EVD in the amount of $317,858, $223,076, $189,082, $14,627, $361,236, $144,291,
     $38,627 and $21,522, respectively, for Class A shares, and $278,361, $287,027, $218,842, $20,995, $325,131, $191,887, $68,438 and $32,586,
     respectively, for Class B shares, and $7 and $862 for Class C shares of the California Fund and the New York Fund.

     Certain officers and Trustees of the Funds are officers or directors of the above organization.

6    CONTINGENT DEFERRED SALES CHARGE

     A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class A shares made within 18 months of purchase, Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B and Class C redemption charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B and, if applicable, Class C Plans (see Note 5). CDSC charges received on Class B and Class C redemptions when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $11,000, $10,000, $500 and $5,000 of CDSC paid by Class A shareholders of Florida Fund, Massachusetts Fund, New York Fund and Ohio Fund, respectively, and $69,000, $82,000, $92,000, $9,000, $82,000, $95,000, $54,000 and $10,000 of CDSC paid by Class B shareholders of California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, respectively, for the year ended September 30, 2004. During the year ended September 30, 2004, $58,813 and $74,425, respectively, was paid directly to the California Fund and the New York Fund for days when no Uncovered Distribution Charges existed. EVD did not receive any CDSC paid by Class C shareholders for the year ended September 30, 2004.

7    INVESTMENT TRANSACTIONS

     Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended September 30, 2004 were as follows:

     CALIFORNIA FUND

     Increases                                            $    20,730,516
     Decreases                                                 46,474,604

     FLORIDA FUND

     Increases                                            $    21,361,922
     Decreases                                                 50,810,134

     MASSACHUSETTS FUND

     Increases                                            $    22,264,139
     Decreases                                                 32,010,538

     MISSISSIPPI FUND

     Increases                                            $     2,252,661
     Decreases                                                  3,237,589

     NEW YORK FUND

     Increases                                            $    32,310,253
     Decreases                                                 59,797,228

     OHIO FUND

     Increases                                            $    13,863,686
     Decreases                                                 32,710,754

     RHODE ISLAND FUND

     Increases                                            $     5,345,845
     Decreases                                                 11,091,758

     WEST VIRGINIA FUND

     Increases                                            $     3,066,853
     Decreases                                                  4,104,501

8    SUBSEQUENT EVENT

     Each of the Funds invests its assets in a corresponding investment company (referred to as a Portfolio) that has the same investment objective and policies as each Fund. Effective October 1, 2004, each Fund began to invest its assets directly in securities. Each Fund's investment objective and other investment policies remain unchanged. In addition, Boston Management and Research, the investment adviser to the Portfolios, acts as investment adviser to each Fund. The investment advisory fee paid remains unchanged.

EATON VANCE MUNICIPALS FUND as of September 30, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND SHAREHOLDERS OF EATON VANCE MUNICIPALS TRUST:

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund (the Funds) (certain of the series constituting Eaton Vance Municipals Trust) (the Trust) as of September 30, 2004, and related statements of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2004 and 2003 and the financial highlights for each of the years in the five-year period ended September 30, 2004. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds of Eaton Vance Municipals Trust at September 30, 2004, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2004

EATON VANCE MUNICIPALS FUND as of September 30, 2004
FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2005 will show the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding exempt-interest dividends and capital gains dividends.

EXEMPT-INTEREST DIVIDENDS -- The Funds designate the following amounts of dividends from net investment income as an exempt-interest dividend.

         California Municipals Fund          99.71%
         Florida Municipals Fund             99.97%
         Massachusetts Municipals Fund       99.93%
         Mississippi Municipals Fund        100.00%
         New York Municipals Fund            99.98%
         Ohio Municipals Fund                99.86%
         Rhode Island Municipals Fund        99.70%
         West Virginia Municipals Fund      100.00%

CAPITAL GAINS DIVIDENDS -- The New York Fund designates $538,695 as a capital gain dividend.

CALIFORNIA MUNICIPALS PORTFOLIO as of September 30, 2004

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.7%

PRINCIPAL AMOUNT
(000'S OMITTED)          SECURITY                                                     VALUE
-------------------------------------------------------------------------------------------------------
COGENERATION -- 0.9%

$            2,000    Sacramento Power Authority, (Campbell's Soup),
                      6.00%, 7/1/22                                                   $       2,109,340
-------------------------------------------------------------------------------------------------------
                                                                                      $       2,109,340
-------------------------------------------------------------------------------------------------------

EDUCATION -- 3.0%

$            2,500    California Educational Facilities Authority,
                      (Santa Clara University), 5.25%, 9/1/26                         $       2,717,350
             4,000    California Educational Facilities Authority,
                      (Stanford University), 5.25%, 12/1/32                                   4,191,440
-------------------------------------------------------------------------------------------------------
                                                                                      $       6,908,790
-------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 18.0%

$            4,000    Foothill/Eastern Transportation Corridor Agency,
                      Escrowed to Maturity, 0.00%, 1/1/20                             $       1,985,560
             1,000    Sacramento County, Single Family, (GNMA), (AMT),
                      Escrowed to Maturity, 8.25%, 1/1/21                                     1,437,240
            11,285    Sacramento County, Single Family, (GNMA), (AMT),
                      Escrowed to Maturity, 8.50%, 11/1/16                                   16,086,767
            12,000    San Joaquin Hills, Transportation Corridor Agency,
                      Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/14                    8,337,120
             5,765    San Joaquin Hills, Transportation Corridor Agency,
                      Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26                    1,987,138
            35,975    San Joaquin Hills, Transportation Corridor Agency,
                      Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/27                   11,691,875
-------------------------------------------------------------------------------------------------------
                                                                                      $      41,525,700
-------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.5%

$            1,760    California, 5.00%, 2/1/21                                       $       1,842,298
             1,000    California, 5.25%, 4/1/30                                               1,028,390
             2,250    California, 5.25%, 4/1/34                                               2,323,575
             5,000    California, 5.50%, 11/1/33                                              5,302,300
-------------------------------------------------------------------------------------------------------
                                                                                      $      10,496,563
-------------------------------------------------------------------------------------------------------

HOSPITAL -- 7.0%

$            1,000    California Health Facilities Financing Authority,
                      (Catholic Healthcare West), 5.25%, 7/1/23                       $       1,007,510
             4,000    California Health Facilities Financing Authority,
                      (Marshall Medical Center), 5.00%, 11/1/33                               3,948,480
             2,250    California Infrastructure and Economic Development,
                      (Kaiser Hospital), 5.50%, 8/1/31                                        2,319,660
             1,850    California Statewide Communities Development Authority,
                      (Kaiser Permanente), 5.50%, 11/1/32                                     1,902,392
$            1,500    California Statewide Communities Development Authority,
                      (Sonoma County Indian Health), 6.40%, 9/1/29                    $       1,532,370
               470    Eastern Plumas Health Care District, 7.50%, 8/1/07                        480,716
             2,700    San Benito Health Care District, 5.40%, 10/1/20                         2,643,408
             1,000    Torrance Hospital, (Torrance Memorial Medical Center),
                      5.50%, 6/1/31                                                           1,033,700
             1,250    Washington Township Health Care District,
                      5.25%, 7/1/29                                                           1,275,875
-------------------------------------------------------------------------------------------------------
                                                                                      $      16,144,111
-------------------------------------------------------------------------------------------------------

HOUSING -- 1.6%

$            1,500    California Statewide Communities Development Authority,
                      (Corporate Fund for Housing), 6.50%, 12/1/29                    $       1,498,905
               500    California Statewide Communities Development Authority,
                      (Corporate Fund for Housing), 7.25%, 12/1/34                              496,595
             1,457    Commerce (Hermitage III Senior Apartments),
                      6.50%, 12/1/29                                                          1,344,300
               437    Commerce (Hermitage III Senior Apartments),
                      6.85%, 12/1/29                                                            400,633
-------------------------------------------------------------------------------------------------------
                                                                                      $       3,740,433
-------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.1%

$            2,750    California Pollution Control Financing Authority,
                      (Browning Ferris Industries), (AMT), 5.80%, 12/1/16             $       2,609,447
-------------------------------------------------------------------------------------------------------
                                                                                      $       2,609,447
-------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 0.6%

$            1,330    Puerto Rico Industrial, Tourist, Educational, Medical and
                      Environmental, Residual Certificates, (MBIA),
                      Variable Rate, 7/1/33(1)(2)                                     $       1,410,598
-------------------------------------------------------------------------------------------------------
                                                                                      $       1,410,598
-------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 8.1%

$            4,100    California Pollution Control Financing Authority, (San Diego
                      Gas and Electric), (MBIA), 5.90%, 6/1/14                        $       4,846,036
             5,000    California Pollution Control Financing Authority, PCR,
                      (Pacific Gas and Electric), (MBIA), (AMT),
                      5.35%, 12/1/16                                                          5,419,950
             3,000    Northern California Power Agency, (MBIA),
                      Variable Rate, 7/1/23(1)(2)                                             3,387,480
               500    Puerto Rico Electric Power Authority, (FSA),
                      Variable Rate, 7/1/29(1)(2)                                               576,470
             7,070    Southern California Public Power Authority, (MBIA),
                      0.00%, 7/1/15                                                           4,462,725
-------------------------------------------------------------------------------------------------------
                                                                                      $      18,692,661
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)          SECURITY                                                     VALUE
-------------------------------------------------------------------------------------------------------
INSURED-ESCROWED / PREREFUNDED -- 2.7%

$           15,000    Foothill/Eastern Corridor Agency, Toll Road Bonds,
                      Escrowed to Maturity, (FSA), 0.00%, 1/1/28                      $       4,614,000
             1,500    Inland Empire Solid Waste Finance Authority, (FSA),
                      (AMT), Escrowed to Maturity, 6.25%, 8/1/11                              1,702,140
-------------------------------------------------------------------------------------------------------
                                                                                      $       6,316,140
-------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 5.7%

$            2,400    California, (AMBAC), 5.00%, 2/1/28                              $       2,545,584
             2,500    California, Residual Certificates, (AMBAC),
                      Variable Rate, 10/1/30(1)(2)                                            3,085,050
             2,285    Merced Unified School District, (FGIC), 0.00%, 8/1/19                   1,139,529
             3,300    Puerto Rico, (FSA), Variable Rate, 7/1/27(1)(2)                         4,246,077
             1,500    San Diego Unified School District, (MBIA),
                      Variable Rate, 7/1/24(1)(2)                                             2,203,710
-------------------------------------------------------------------------------------------------------
                                                                                      $      13,219,950
-------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.1%

$            2,550    California Statewide Communities Development Authority,
                      (Children's Hospital Los Angeles), (MBIA),
                      5.25%, 8/15/29                                                  $       2,653,377
             1,640    California Statewide Communities Development Authority,
                      (Sutter Health), (FSA), Variable Rate, 8/15/27(1)(2)                    2,143,792
-------------------------------------------------------------------------------------------------------
                                                                                      $       4,797,169
-------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 7.4%

$           11,280    Anaheim Public Financing Authority, (Public Improvements),
                      (FSA), 0.00%, 9/1/30                                            $       2,802,742
             6,500    Anaheim Public Financing Authority, (Public Improvements),
                      (FSA), 0.00%, 9/1/22                                                    2,643,225
             5,000    Los Angeles County, (Disney Parking), (AMBAC),
                      0.00%, 9/1/17                                                           2,790,700
             5,370    Los Angeles County, (Disney Parking), (AMBAC),
                      0.00%, 3/1/18                                                           2,888,362
            13,985    Visalia Unified School District, (MBIA), 0.00%, 12/1/17                 5,929,360
-------------------------------------------------------------------------------------------------------
                                                                                      $      17,054,389
-------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 3.6%

$            5,000    California Infrastructure and Economic Development,
                      (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/33                 $       5,111,650
             1,440    Los Angeles County, Metropolitan Transportation Authority,
                      (AMBAC), Variable Rate, 7/1/23(1)(2)                                    1,582,387
             1,000    Los Angeles County, Metropolitan Transportation Authority,
                      (FGIC), 5.25%, 7/1/30                                                   1,040,060
$            1,800    San Joaquin Hills, Transportation Corridor Agency,
                      Toll Road Bonds, (MBIA), 0.00%, 1/15/24                         $         671,760
-------------------------------------------------------------------------------------------------------
                                                                                      $       8,405,857
-------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 2.4%

$            1,670    California Water Resources, (Central Valley), (FGIC),
                      Variable Rate, 12/1/28(1)(2)                                    $       1,869,966
             3,000    San Diego County Water Authority, (FGIC),
                      Variable Rate, 4/22/09(3)                                               3,770,580
-------------------------------------------------------------------------------------------------------
                                                                                      $       5,640,546
-------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 17.2%

$            6,500    California Public Works, (University of California),
                      5.00%, 6/1/23                                                   $       6,501,885
             5,000    California Public Works, (University of California),
                      5.25%, 6/1/20                                                           5,525,100
             1,500    California Public Works, (University of California),
                      5.50%, 6/1/14(4)                                                        1,698,030
             5,115    Los Angeles County, (Disney Parking), 0.00%, 3/1/16                     2,987,467
             1,925    Los Angeles County, (Disney Parking), 0.00%, 3/1/17                     1,057,094
             3,100    Los Angeles County, (Disney Parking), 0.00%, 3/1/20                     1,405,788
             5,770    Los Angeles County, (Marina Del Ray), 6.50%, 7/1/08                     5,877,957
             7,660    Pasadena Parking Facility, 6.25%, 1/1/18                                9,051,516
             5,000    Sacramento City Financing Authority, 5.40%, 11/1/20                     5,564,550
-------------------------------------------------------------------------------------------------------
                                                                                      $      39,669,387
-------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 1.5%

$            2,500    California Statewide Communities Development Authority,
                      (East Valley Tourist Development Authority),
                      8.25%, 10/1/14                                                  $       2,556,250
               700    Puerto Rico Infrastructure Financing Authority,
                      Variable Rate, 10/1/34(1)(2)                                              877,926
-------------------------------------------------------------------------------------------------------
                                                                                      $       3,434,176
-------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 10.3%

$            2,500    Bonita Canyon Public Financing Authority,
                      5.375%, 9/1/28                                                  $       2,508,450
             2,550    Brentwood Infrastructure Financing Authority,
                      6.375%, 9/2/33                                                          2,627,240
             2,600    Capistrano Unified School District, 5.75%, 9/1/29                       2,649,582
             1,810    Corona Public Financing Authority, 5.80%, 9/1/20                        1,814,760
             1,500    Corona-Norco Unified School District Public Financing
                      Authority, 6.125%, 9/1/31                                               1,534,230
             1,285    Fairfield Improvement Bond Act 1915,
                      (North Cordelia District), 7.375%, 9/2/18                               1,335,937

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)          SECURITY                                                     VALUE
-------------------------------------------------------------------------------------------------------
SPECIAL TAX REVENUE (CONTINUED)

$            2,225    Lincoln Public Financing Authority, Improvement
                      Bond Act 1915, (Twelve Bridges), 6.20%, 9/2/25                  $       2,348,755
             1,430    Moreno Valley Unified School District, 5.95%, 9/1/34                    1,450,535
             1,050    Murrieta Valley Unified School District, 6.20%, 9/1/35                  1,087,611
               995    Roseville Special Tax, 6.30%, 9/1/25                                    1,060,909
             2,300    Santa Margarita Water District, 6.20%, 9/1/20                           2,423,786
             1,000    Santaluz Community Facilities District No. 2,
                      6.20%, 9/1/30                                                           1,018,560
             1,000    Torrance Redevelopment Agency, 5.625%, 9/1/28                           1,006,440
               900    Whittier Public Financing Authority, (Greenleaf Avenue
                      Redevelopment), 5.50%, 11/1/23                                            929,889
-------------------------------------------------------------------------------------------------------
                                                                                      $      23,796,684
-------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.7%
   (IDENTIFIED COST $197,881,285)                                                     $     225,971,941
-------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.3%                                                $       5,259,350
-------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                  $     231,231,291
-------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 33.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.5% to 13.7% of total investments.

(1)   Security has been issued as a leveraged inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $21,383,456 or 9.2% of the Portfolio's net assets.

(3)   Security has been issued as an inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

FLORIDA MUNICIPALS PORTFOLIO as of September 30, 2004

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.8%

PRINCIPAL AMOUNT
(000'S OMITTED)          SECURITY                                                     VALUE
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 2.6%

$            6,275    Jacksonville Electric Power Authority, 5.25%, 10/1/39           $       6,468,835
-------------------------------------------------------------------------------------------------------
                                                                                      $       6,468,835
-------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 1.2%

$              615    Florida Mid-Bay Bridge Authority, Escrowed to Maturity,
                      6.10%, 10/1/22                                                  $         736,967
             1,675    Florida Mid-Bay Bridge Authority, Escrowed to Maturity,
                      6.875%, 10/1/22                                                         2,222,055
-------------------------------------------------------------------------------------------------------
                                                                                      $       2,959,022
-------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 1.0%

$            1,000    Florida, Variable Rate, 7/1/27(1)(2)                            $       1,175,700
             2,300    Puerto Rico, 0.00%, 7/1/18                                              1,265,782
-------------------------------------------------------------------------------------------------------
                                                                                      $       2,441,482
-------------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 0.7%

$            1,667    Osceola County IDA Community Pooled Loan-93,
                      7.75%, 7/1/17                                                   $       1,677,635
-------------------------------------------------------------------------------------------------------
                                                                                      $       1,677,635
-------------------------------------------------------------------------------------------------------

HOSPITAL -- 6.5%

$            2,795    Cape Canaveral Hospital District, 5.25%, 1/1/28                 $       2,826,052
             1,000    Halifax Medical Center, 7.25%, 10/1/24                                  1,073,640
             1,000    Highlands County Health Facilities Authority,
                      (Adventist Health System), 5.375%, 11/15/35                             1,026,040
             2,750    Jacksonville, EDA, (Mayo Clinic), 5.50%, 11/15/36                       2,881,670
             1,250    Lakeland Hospital System, (Lakeland Regional
                      Health System), 5.50%, 11/15/32                                         1,275,612
             4,000    Orange County Health Facilities Authority, (Adventist
                      Health System), 5.625%, 11/15/32                                        4,198,880
             2,500    West Orange Healthcare District, 5.80%, 2/1/31                          2,567,175
-------------------------------------------------------------------------------------------------------
                                                                                      $      15,849,069
-------------------------------------------------------------------------------------------------------

HOUSING -- 2.1%

$            1,800    Florida Capital Projects Finance Authority, Student Housing
                      Revenue, (Florida University), 7.75%, 8/15/20                   $       1,834,956
               120    Florida Capital Projects Finance Authority, Student Housing
                      Revenue, (Florida University), 9.50%, 8/15/05                             119,777
               195    Florida Housing Finance Authority, 6.35%, 6/1/14                          197,276
             1,370    Florida Housing Finance Authority, (AMT),
                      6.35%, 7/1/28                                                           1,429,951
$            1,605    Orange County Health System Authority, (Adventist Health
                      System), (AMT), 6.60%, 4/1/28                                   $       1,626,507
-------------------------------------------------------------------------------------------------------
                                                                                      $       5,208,467
-------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.9%

$            2,696    Broward County IDR, (Lynxs Cargoport), (AMT),
                      6.75%, 6/1/19                                                   $       2,480,628
             2,385    Capital Trust Agency, (Fort Lauderdale Project), (AMT),
                      5.75%, 1/1/32                                                           2,259,978
-------------------------------------------------------------------------------------------------------
                                                                                      $       4,740,606
-------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 0.5%

$            1,540    Manatee County Public Utility, (MBIA), 0.00%, 10/1/12           $       1,136,751
-------------------------------------------------------------------------------------------------------
                                                                                      $       1,136,751
-------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 7.8%

$            9,225    Dade County, (Baptist Hospital of Miami), (MBIA),
                      Escrowed to Maturity, 5.75%, 5/1/21                             $      10,679,875
             3,835    Dade County, Professional Sports Franchise, (MBIA),
                      Escrowed to Maturity, 0.00%, 10/1/23                                    1,538,410
             5,600    St. Lucie Utility System, (FGIC), Escrowed to Maturity,
                      6.00%, 10/1/20                                                          6,810,776
-------------------------------------------------------------------------------------------------------
                                                                                      $      19,029,061
-------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 0.6%

$              900    Puerto Rico, (MBIA), Variable Rate, 7/1/20(2)(3)                $       1,371,501
-------------------------------------------------------------------------------------------------------
                                                                                      $       1,371,501
-------------------------------------------------------------------------------------------------------

INSURED-HEALTH CARE MISCELLANEOUS -- 0.1%

$              353    Osceola County IDA, Community Provider Pooled Loan
                      Program, (FSA), 7.75%, 7/1/10                                   $         359,591
-------------------------------------------------------------------------------------------------------
                                                                                      $         359,591
-------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 7.7%

$            4,000    Coral Gables, Health Facilities Authority, (Baptist Health
                      System of South Florida), (FSA), 5.00%, 8/15/29                 $       4,073,160
             1,800    Miami-Dade County, Health Facilities Authority, (Miami
                      Children's Hospital), (AMBAC), 5.125%, 8/15/26                          1,857,546
             9,500    Sarasota County Public Hospital Board, (Sarasota
                      Memorial Hospital), (MBIA), 5.50%, 7/1/28                              10,591,550
             2,250    South Miami Health Facility Authority Hospital Revenue,
                      (Baptist Health), (AMBAC), 5.25%, 11/15/33                              2,339,910
-------------------------------------------------------------------------------------------------------
                                                                                      $      18,862,166
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)          SECURITY                                                     VALUE
-------------------------------------------------------------------------------------------------------
INSURED-HOUSING -- 5.1%

$            3,000    Florida HFA, (Brittany of Rosemont), (AMBAC), (AMT),
                      6.875%, 8/1/26                                                  $       3,074,730
             6,530    Florida HFA, (Maitland Club Apartments), (AMBAC), (AMT),
                      6.875%, 8/1/26                                                          6,692,662
             2,630    Lee County Housing Finance, SCA Multifamily, (FSA), (AMT),
                      7.05%, 1/1/30                                                           2,697,091
-------------------------------------------------------------------------------------------------------
                                                                                      $      12,464,483
-------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 1.2%

$            1,250    Puerto Rico Public Finance Corp., (AMBAC),
                      Variable Rate, 6/1/26(1)(2)                                     $       1,504,287
             1,100    Puerto Rico Public Finance Corp., (AMBAC),
                      Variable Rate, 12/1/19(2)(3)                                            1,433,234
-------------------------------------------------------------------------------------------------------
                                                                                      $       2,937,521
-------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 11.7%

$            2,115    Dade County, Residual Certificates, (AMBAC),
                      Variable Rate, 10/1/35(2)(3)                                    $       2,171,280
             1,000    Jacksonville Excise Tax, (FGIC), (AMT), 0.00%, 10/1/11                    762,230
             2,000    Jacksonville Excise Tax, (FGIC), (AMT), 0.00%, 10/1/12                  1,447,620
             1,185    Opa-Locka Sales Tax, (FGIC), 7.00%, 1/1/14                              1,213,867
             2,610    Orange County Tourist Development, (AMBAC),
                      Variable Rate, 10/1/30(2)(3)                                            2,855,784
             2,000    Sunrise Public Facilities, (MBIA), 0.00%, 10/1/10                       1,634,540
             1,760    Sunrise Public Facilities, (MBIA), 0.00%, 10/1/12                       1,299,144
             2,840    Sunrise Public Facilities, (MBIA), 0.00%, 10/1/14                       1,892,008
             4,000    Sunrise Public Facilities, (MBIA), 0.00%, 10/1/15                       2,527,800
             4,140    Sunrise Public Facilities, (MBIA), 0.00%, 10/1/16                       2,480,067
             2,525    Sunrise Public Facilities, (MBIA), 0.00%, 10/1/17                       1,431,069
             2,000    Tampa Utility Tax, (AMBAC), 0.00%, 10/1/18                              1,068,700
             6,800    Tampa Utility Tax, (AMBAC), 0.00%, 4/1/19                               3,508,120
             5,000    Tampa Utility Tax, (AMBAC), 0.00%, 10/1/19                              2,521,300
             4,000    Tampa Utility Tax, (AMBAC), 0.00%, 10/1/20                              1,903,120
-------------------------------------------------------------------------------------------------------
                                                                                      $      28,716,649
-------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 15.2%

$            6,075    Florida Turnpike Authority, (FSA), 4.50%, 7/1/28                $       5,872,277
            10,000    Florida Turnpike Authority, Water & Sewer Revenue,
                      (Department of Transportation), (FGIC), 4.50%, 7/1/27(4)                9,728,500
             2,900    Greater Orlando Aviation Authority, (FGIC), (AMT),
                      Variable Rate, 10/1/18(2)(3)                                            3,359,070
             4,000    Miami-Dade County Expressway Authority, (FGIC),
                      5.125%, 7/1/29                                                          4,131,400
$            2,000    Orlando and Orange County Expressway Authority, (FGIC),
                      8.25%, 7/1/14                                                   $       2,765,420
             1,100    Port Palm Beach District, (Public Improvements), (XLCA),
                      0.00%, 9/1/22                                                             458,392
             1,100    Port Palm Beach District, (Public Improvements), (XLCA),
                      0.00%, 9/1/23                                                             429,352
             5,000    Puerto Rico Highway and Transportation Authority, (FSA),
                      4.75%, 7/1/38                                                           5,032,350
             5,000    Puerto Rico Highway and Transportation Authority, (MBIA),
                      5.50%, 7/1/36                                                           5,488,550
-------------------------------------------------------------------------------------------------------
                                                                                      $      37,265,311
-------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 15.6%

$            1,500    Cocoa Water and Sewer, (FGIC), 4.50%, 10/1/26                   $       1,464,165
             5,000    Fort Myers Utility, (FGIC), Variable Rate, 10/1/29(1)                   5,823,550
            10,675    Marco Island, Utility System, (MBIA), 5.00%, 10/1/33                   10,903,979
             2,500    Martin County Utilities System, (AMBAC),
                      5.00%, 10/1/28                                                          2,562,850
             2,000    Miami Beach, Storm Water, (FGIC), 5.375%, 9/1/30                        2,119,700
            10,525    Sunrise Utility System, (AMBAC), 5.00%, 10/1/28                        10,895,480
             1,000    Tampa Bay Water Utility System, (FGIC),
                      4.75%, 10/1/27                                                          1,001,290
             3,375    Tampa Bay Water Utility System, (FGIC),
                      Variable Rate, 10/1/27(1)(2)                                            3,383,741
-------------------------------------------------------------------------------------------------------
                                                                                      $      38,154,755
-------------------------------------------------------------------------------------------------------

NURSING HOME -- 4.3%

$            4,775    Dade County IDA, (Gramercy Park Nursing Care), (FHA),
                      6.60%, 8/1/23                                                   $       4,878,236
             2,855    Okaloosa County, Retirement Rental Housing, (Encore
                      Retirement Partners), 6.125%, 2/1/14                                    2,560,849
             3,500    Orange County Health Facilities Authority, (Westminister
                      Community Care), 6.60%, 4/1/24                                          3,060,540
-------------------------------------------------------------------------------------------------------
                                                                                      $      10,499,625
-------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 1.4%

$            1,000    Capital Trust Agency, (Seminole Tribe Convention),
                      8.95%, 10/1/33                                                  $       1,162,310
             2,000    Capital Trust Agency, (Seminole Tribe Convention),
                      10.00%, 10/1/33                                                         2,398,560
-------------------------------------------------------------------------------------------------------
                                                                                      $       3,560,870
-------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 3.5%

$              500    Lee County IDA, (Shell Point Village), 5.50%, 11/15/21          $         503,625
             2,775    Lee County IDA, (Shell Point Village), 5.50%, 11/15/29                  2,674,268

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)          SECURITY                                                     VALUE
-------------------------------------------------------------------------------------------------------
$            3,955    North Miami Health Facilities Authority, (Imperial Club),
                      6.75%, 1/1/33                                                   $       3,637,651
             1,750    Plantation Health Facilities Authority, (Covenant Village of
                      Florida), 5.125%, 12/1/22                                               1,711,430
-------------------------------------------------------------------------------------------------------
                                                                                      $       8,526,974
-------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 6.1%

$            1,250    Concorde Estates Community Development District,
                      5.85%, 5/1/35                                                   $       1,226,375
             1,000    Fishhawk Community Development District,
                      6.125%, 5/1/34                                                          1,010,040
                55    Fleming Island Plantation Community Development District,
                      6.30%, 2/1/05                                                              55,073
               245    Gateway Service Community Development District,
                      Special Assessment, 6.50%, 5/1/33                                         251,034
               675    Heritage Harbor South, Community Development District,
                      6.20%, 5/1/35                                                             690,464
             1,165    Heritage Harbour South Community Development District,
                      (Capital Improvements), 5.40%, 11/1/08                                  1,176,324
               500    Heritage Harbour South Community Development District,
                      (Capital Improvements), 6.50%, 5/1/34                                     524,120
             1,145    Lexington Oaks Community Development District,
                      7.20%, 5/1/30                                                           1,208,170
               700    Longleaf Community Development District, 6.20%, 5/1/09                    678,510
             1,545    Longleaf Community Development District, 6.65%, 5/1/20                  1,431,350
             1,015    Northern Palm Beach County, (Water Control and
                      Improvements), 6.00%, 8/1/25                                            1,037,665
             1,670    Sterling Hill, Community Development District,
                      6.20%, 5/1/35                                                           1,706,790
             3,125    University Square Community Development District,
                      6.75%, 5/1/20                                                           3,293,250
               625    Vista Lakes Community Development District,
                      7.20%, 5/1/32                                                             672,131
-------------------------------------------------------------------------------------------------------
                                                                                      $      14,961,296
-------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.0%

$            2,385    Florida Mid-Bay Bridge Authority, 6.10%, 10/1/22                $       2,473,460
-------------------------------------------------------------------------------------------------------
                                                                                      $       2,473,460
-------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.8%
   (IDENTIFIED COST $218,414,087)                                                     $     239,665,130
-------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.2%                                                $       5,475,171
-------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                  $     245,140,301
-------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 66.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 22.1% of total investments.

(1)   Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $17,254,597 or 7.0% of the Portfolio's net assets.

(3)   Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)          SECURITY                                                     VALUE
-------------------------------------------------------------------------------------------------------
EDUCATION -- 8.0%

$            2,190    Massachusetts Development Finance Agency,
                      (Belmont Hill School), 5.00%, 9/1/31                            $       2,221,383
             5,500    Massachusetts Development Finance Agency,
                      (Boston University), 5.45%, 5/15/59                                     5,732,705
             1,000    Massachusetts Development Finance Agency,
                      (Middlesex School), 5.00%, 9/1/33                                       1,012,160
             1,000    Massachusetts Development Finance Agency,
                      (Wheeler School), 6.50%, 12/1/29                                        1,050,290
             1,700    Massachusetts HEFA, (Harvard University),
                      5.125%, 7/15/37                                                         1,740,426
             1,000    Massachusetts HEFA, (Massachusetts Institute
                      of Technology), 5.25%, 7/1/30                                           1,111,160
             2,000    Massachusetts IFA, (Belmont Hill School),
                      5.25%, 9/1/28                                                           2,035,000
             2,000    Massachusetts IFA, (St. Johns High School, Inc.),
                      5.35%, 6/1/28                                                           2,024,980
-------------------------------------------------------------------------------------------------------
                                                                                      $      16,928,104
-------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.6%

$            3,000    Puerto Rico Electric Power Authority, 0.00%, 7/1/17             $       1,812,630
            13,230    Puerto Rico Electric Power Authority, 0.00%, 7/1/17                     7,993,698
-------------------------------------------------------------------------------------------------------
                                                                                      $       9,806,328
-------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 10.5%

$           20,000    Massachusetts Turnpike Authority, Escrowed to Maturity,
                      5.00%, 1/1/20                                                   $      22,087,400
-------------------------------------------------------------------------------------------------------
                                                                                      $      22,087,400
-------------------------------------------------------------------------------------------------------

HOSPITAL -- 15.8%

$            1,000    Massachusetts HEFA, (Berkshire Health System),
                      6.25%, 10/1/31                                                  $       1,037,240
             3,050    Massachusetts HEFA, (Central New England Health
                      Systems), 6.125%, 8/1/13                                                3,055,429
             2,600    Massachusetts HEFA, (Healthcare System-Covenant
                      Health), 6.00%, 7/1/22                                                  2,778,568
               965    Massachusetts HEFA, (Jordan Hospital),
                      6.875%, 10/1/15                                                           965,241
             4,100    Massachusetts HEFA, (Partners Healthcare System),
                      5.25%, 7/1/29                                                           4,200,286
             1,000    Massachusetts HEFA, (Partners Healthcare System),
                      5.75%, 7/1/32                                                           1,078,510
             4,000    Massachusetts IFA, (Biomedical Research Corp.),
                      0.00%, 8/1/08                                                           3,573,600
$            9,000    Massachusetts IFA, (Biomedical Research Corp.),
                      0.00%, 8/1/09                                                   $       7,686,090
            11,000    Massachusetts IFA, (Biomedical Research Corp.),
                      0.00%, 8/1/10                                                           8,921,990
-------------------------------------------------------------------------------------------------------
                                                                                      $      33,296,954
-------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.2%

$            2,325    Massachusetts IFA, (American Hingham Water Co.), (AMT),
                      6.60%, 12/1/15                                                  $       2,435,019
-------------------------------------------------------------------------------------------------------
                                                                                      $       2,435,019
-------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 9.2%

$            2,500    Massachusetts College Building Authority, (XLCA),
                      5.50%, 5/1/28                                                   $       2,812,000
             5,000    Massachusetts College Building Authority, (XLCA),
                      5.50%, 5/1/33                                                           5,638,100
             2,300    Massachusetts Development Finance Agency,
                      (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33                       2,388,918
             1,000    Massachusetts Development Finance Agency,
                      (Merrimack College), (MBIA), 5.20%, 7/1/32                              1,037,960
             1,150    Massachusetts HEFA, (Berklee College of Music), (MBIA),
                      Variable Rate, 10/1/27(1)(2)                                            1,202,313
               125    Massachusetts HEFA, (Berklee College of Music), (MBIA),
                      7.20%, 7/1/09                                                             126,555
             2,000    Massachusetts HEFA, (UMass Worcester Campus), (FGIC),
                      5.25%, 10/1/31                                                          2,091,320
             3,080    Massachusetts IFA, (College of the Holy Cross), (MBIA),
                      5.625%, 3/1/26                                                          3,262,336
               800    University of Massachusetts Building Authority, (AMBAC),
                      5.125%, 11/1/34                                                           826,960
-------------------------------------------------------------------------------------------------------
                                                                                      $      19,386,462
-------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 1.1%

$            2,000    Puerto Rico Electric Power Authority, RITES, (FSA),
                      Variable Rate, 7/1/29(2)(3)                                     $       2,305,880
-------------------------------------------------------------------------------------------------------
                                                                                      $       2,305,880
-------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 0.1%

$              200    Massachusetts Turnpike Authority, (MBIA), Escrowed to
                      Maturity, 5.00%, 1/1/20                                         $         220,874
-------------------------------------------------------------------------------------------------------
                                                                                      $         220,874
-------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 3.9%

$            2,600    Ipswich, (FGIC), 5.00%, 11/15/19                                $       2,791,906
             3,000    Massachusetts, (AMBAC), Variable Rate, 8/1/30(2)(3)                     4,238,730

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)          SECURITY                                                     VALUE
-------------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS (CONTINUED)

$              500    Plymouth, (MBIA), 5.25%, 10/15/20                               $         549,720
               400    Puerto Rico, (MBIA), Variable Rate, 7/1/20(2)(3)                          609,556
-------------------------------------------------------------------------------------------------------
                                                                                      $       8,189,912
-------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.1%

$              750    Massachusetts HEFA, (Harvard Pilgrim Health), (FSA),
                      5.00%, 7/1/05                                                   $         767,332
             2,900    Massachusetts HEFA, (The Medical Center of Central
                      Massachusetts), (AMBAC), Variable Rate, 6/23/22(1)                      3,585,270
-------------------------------------------------------------------------------------------------------
                                                                                      $       4,352,602
-------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 4.0%

$            7,500    Massachusetts Development Finance Agency, (MBIA),
                      5.125%, 2/1/34                                                  $       7,684,650
               600    Puerto Rico Public Finance Corp., (AMBAC),
                      Variable Rate, 12/1/19(2)(3)                                              781,764
-------------------------------------------------------------------------------------------------------
                                                                                      $       8,466,414
-------------------------------------------------------------------------------------------------------

INSURED-OTHER REVENUE -- 2.1%

$            2,894    Massachusetts Development Finance Agency, WGBH
                      Foundation, (AMBAC), Variable Rate, 1/1/42(2)(3)                $       4,393,838
-------------------------------------------------------------------------------------------------------
                                                                                      $       4,393,838
-------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 5.1%

$            1,000    Martha's Vineyard Land Bank, (AMBAC), 4.50%, 5/1/24             $       1,000,350
             1,000    Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/29                     1,029,510
             4,620    Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32                     4,720,716
             2,365    Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/34                     2,425,213
             1,500    Massachusetts State Special Obligation - Convention
                      Center, (FGIC), 5.25%, 1/1/29                                           1,580,205
-------------------------------------------------------------------------------------------------------
                                                                                      $      10,755,994
-------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 6.3%

$           19,000    Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28         $       5,772,010
            10,750    Massachusetts Turnpike Authority, Metropolitan Highway
                      System, (MBIA), 0.00%, 1/1/22                                           4,782,568
             1,000    Puerto Rico Highway and Transportation Authority, (FSA),
                      4.75%, 7/1/38                                                           1,006,470
             1,000    Puerto Rico Highway and Transportation Authority, (MBIA),
                      4.75%, 7/1/38                                                           1,006,470
               665    Puerto Rico Highway and Transportation Authority, (MBIA),
                      Variable Rate, 7/1/36(2)(3)                                               734,120
-------------------------------------------------------------------------------------------------------
                                                                                      $      13,301,638
-------------------------------------------------------------------------------------------------------

NURSING HOME -- 2.6%

$            2,400    Massachusetts HEFA, (Christopher House),
                      6.875%, 1/1/29                                                  $       2,329,224
             3,225    Massachusetts IFA, (Age Institute of Massachusetts),
                      8.05%, 11/1/25                                                          3,227,064
-------------------------------------------------------------------------------------------------------
                                                                                      $       5,556,288
-------------------------------------------------------------------------------------------------------
OTHER REVENUE -- 0.9%

$            1,485    Puerto Rico Infrastructure Financing Authority,
                      Variable Rate, 10/1/34(2)(3)                                    $       1,862,457
-------------------------------------------------------------------------------------------------------
                                                                                      $       1,862,457
-------------------------------------------------------------------------------------------------------

POOLED LOANS -- 1.0%

$            2,000    New England Educational Loan Marketing Corp., (AMT),
                      6.90%, 11/1/09                                                  $       2,158,640
-------------------------------------------------------------------------------------------------------
                                                                                      $       2,158,640
-------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 0.8%

$            1,830    Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30           $       1,738,537
-------------------------------------------------------------------------------------------------------
                                                                                      $       1,738,537
-------------------------------------------------------------------------------------------------------

SOLID WASTE -- 1.5%

$            3,250    Massachusetts IFA, Resource Recovery, (Ogden Haverhill),
                      (AMT), 5.60%, 12/1/19                                           $       3,234,628
-------------------------------------------------------------------------------------------------------
                                                                                      $       3,234,628
-------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 1.6%

$            3,000    Massachusetts Bay Transportation Authority, Sales Tax,
                      5.00%, 7/1/32                                                   $       3,055,740
               240    Massachusetts Bay Transportation Authority, Sales Tax,
                      5.50%, 7/1/30

-------------------------------------------------------------------------------------------------------
                                                                                      $       3,315,072
-------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 2.6%

$            4,330    Massachusetts Bay Transportation Authority,
                      Variable Rate, 3/1/27(1)(2)                                     $       4,452,279
             1,000    Puerto Rico Highway and Transportation Authority,
                      5.00%, 7/1/36                                                           1,012,170
-------------------------------------------------------------------------------------------------------
                                                                                      $       5,464,449
-------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 10.4%

$           10,545    Boston, IDA, (Harbor Electric Energy Co.), (AMT),
                      7.375%, 5/15/15(4)                                              $      10,589,711
             3,220    Massachusetts Water Pollution Abatement Trust,
                      5.25%, 8/1/25                                                           3,588,304

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)          SECURITY                                                     VALUE
-------------------------------------------------------------------------------------------------------
WATER AND SEWER (CONTINUED)

$            3,000    Massachusetts Water Pollution Abatement Trust,
                      5.25%, 8/1/33                                                   $       3,138,990
             4,165    Massachusetts Water Resources Authority,
                      5.25%, 12/1/15                                                          4,709,490
-------------------------------------------------------------------------------------------------------
                                                                                      $      22,026,495
-------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 95.4%
   (IDENTIFIED COST $184,789,131)                                                     $     201,283,985
-------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 4.6%                                                $       9,684,619
-------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                  $     210,968,604
-------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 35.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 13.4% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $20,580,937 or 9.8% of the Portfolio's net assets.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

MISSISSIPPI MUNICIPALS PORTFOLIO as of September 30, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 95.8%

PRINCIPAL AMOUNT
(000'S OMITTED)          SECURITY                                                     VALUE
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.4%

$              250    Mississippi Business Finance Corp.,
                      (System Energy Resources, Inc.), 5.90%, 5/1/22                  $         252,562
-------------------------------------------------------------------------------------------------------
                                                                                      $         252,562
-------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 13.7%

$            2,500    Mississippi Housing Finance Corp., Single Family,
                      Escrowed to Maturity, 0.00%, 6/1/15                             $       1,604,500
               250    Mississippi, Prerefunded to 1/1/11, 5.00%, 11/1/21                        278,690
               470    University of Mississippi Educational Building Corp.,
                      Prerefunded to 6/1/06, 6.20%, 6/1/16                                      512,765
-------------------------------------------------------------------------------------------------------
                                                                                      $       2,395,955
-------------------------------------------------------------------------------------------------------

HOSPITAL -- 4.0%

$              500    Jones County, (South Central Regional Medical Center),
                      5.50%, 12/1/17                                                  $         504,090
               200    Mississippi Hospital Equipment and Facilities Authority,
                      (Rush Medical Foundation), 6.00%, 1/1/22                                  200,312
-------------------------------------------------------------------------------------------------------
                                                                                      $         704,402
-------------------------------------------------------------------------------------------------------

HOUSING -- 5.2%

$              500    Hinds County, (Woodridge Apartments), (FHA),
                      6.25%, 11/1/27                                                  $         512,940
               195    Mississippi Home Corp., Single Family, (GNMA), (AMT),
                      6.625%, 4/1/27                                                            200,049
               120    Mississippi Home Corp., Single Family, (GNMA), (AMT),
                      7.55%, 12/1/27                                                            121,408
                70    Mississippi Home Corp., Single Family, (GNMA), (AMT),
                      8.10%, 12/1/24                                                             73,594
-------------------------------------------------------------------------------------------------------
                                                                                      $         907,991
-------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 6.3%

$              200    Lowndes County, (Weyerhaeuser), 6.80%, 4/1/22                   $         240,354
               175    Mississippi Business Finance Corp., (Air Cargo), (AMT),
                      7.25%, 7/1/34                                                             177,739
               350    Mississippi Business Finance Corp., (E.I. DuPont deNemours),
                      (AMT), 7.15%, 5/1/16                                                      357,525
               300    Warren County, (International Paper), (AMT),
                      6.70%, 8/1/18                                                             327,894
-------------------------------------------------------------------------------------------------------
                                                                                      $       1,103,512
-------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 7.4%

$              750    Jackson State University Educational Building Corp., (FGIC),
                      5.00%, 3/1/29                                                   $         766,252
               500    Southern Mississippi University Educational Building Corp.,
                      (AMBAC), 5.00%, 3/1/21                                                    525,095
-------------------------------------------------------------------------------------------------------
                                                                                      $       1,291,347
-------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.3%

$              350    Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/20     $         390,810
               100    Puerto Rico Electric Power Authority, (MBIA),
                      Variable Rate, 7/1/16(1)(2)                                               151,853
               100    Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/16              115,377
                85    Puerto Rico Electric Power Authority, DRIVERS, (FSA),
                      Variable Rate, 7/1/29(1)(2)                                                98,000
-------------------------------------------------------------------------------------------------------
                                                                                      $         756,040
-------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 4.2%

$              500    Puerto Rico, (FGIC), Prerefunded to 7/1/12,
                      5.00%, 7/1/32                                                   $         558,245
               150    Puerto Rico, (FSA), Prerefunded to 7/1/11,
                      5.125%, 7/1/30                                                            168,324
-------------------------------------------------------------------------------------------------------
                                                                                      $         726,569
-------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 6.3%

$              500    Hinds County, (MBIA), 6.25%, 3/1/11                             $         589,180
                85    Mississippi, (FSA), Variable Rate, 11/1/21(1)(2)                          120,934
               100    Puerto Rico, (FSA), 5.125%, 7/1/30                                        103,586
               220    Puerto Rico, (FSA), Variable Rate, 7/1/27(1)(2)                           283,072
-------------------------------------------------------------------------------------------------------
                                                                                      $       1,096,772
-------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 12.7%

$              750    Gulfport, (Gulfport Memorial Hospital), (MBIA),
                      6.20%, 7/1/18                                                   $         767,452
               600    Hinds County, (Mississippi Methodist Hospital), (AMBAC),
                      5.60%, 5/1/12(3)                                                          670,032
               250    Mississippi Hospital Equipment and Facilities Authority,
                      (Forrest County General Hospital), (FSA), 5.50%, 1/1/27                   265,147
               500    Mississippi Hospital Equipment and Facilities Authority,
                      (Mississippi Baptist Medical Center), (MBIA), 6.00%, 5/1/13               521,555
-------------------------------------------------------------------------------------------------------
                                                                                      $       2,224,186
-------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 4.7%

$              500    Mississippi State University Educational Building Corp.,
                      Facilities Renovation, (MBIA), 5.25%, 8/1/17                    $         566,275

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)          SECURITY                                                     VALUE
-------------------------------------------------------------------------------------------------------
INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION (CONTINUED)

$              200    Puerto Rico Public Finance Corp., (AMBAC),
                      Variable Rate, 12/1/19(1)(2)                                    $         260,588
-------------------------------------------------------------------------------------------------------
                                                                                      $         826,863
-------------------------------------------------------------------------------------------------------

INSURED-OTHER REVENUE -- 3.6%

$              585    Mississippi Development Bank, (Capital Projects),
                      (AMBAC), 5.00%, 7/1/24                                          $         623,370
-------------------------------------------------------------------------------------------------------
                                                                                      $         623,370
-------------------------------------------------------------------------------------------------------

INSURED-SOLID WASTE -- 1.5%

$              250    Mississippi Development Bank, (Waste Water Treatment),
                      (FSA), 5.00%, 2/1/28                                            $         256,078
-------------------------------------------------------------------------------------------------------
                                                                                      $         256,078
-------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.1%

$              180    Puerto Rico Infrastructure Financing Authority, (AMBAC),
                      5.00%, 7/1/28                                                   $         184,115
-------------------------------------------------------------------------------------------------------
                                                                                      $         184,115
-------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 4.3%

$              350    Puerto Rico Highway and Transportation Authority, (AMBAC),
                      5.00%, 7/1/28                                                   $         358,670
               175    Puerto Rico Highway and Transportation Authority, (MBIA),
                      4.75%, 7/1/38                                                             176,132
               200    Puerto Rico Highway and Transportation Authority, (MBIA),
                      5.00%, 7/1/36                                                             206,930
-------------------------------------------------------------------------------------------------------
                                                                                      $         741,732
-------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 7.9%

$              300    Gautier Utility District, (FGIC), 5.125%, 3/1/19                $         320,619
               600    Harrison County, Wastewater Management and Solid Waste,
                      (FGIC), 4.75%, 2/1/27                                                     601,674
               435    Mississippi Development Bank, (Combined Water &
                      Sewer System), (AMBAC), 5.00%, 7/1/23                                     451,556
-------------------------------------------------------------------------------------------------------
                                                                                      $       1,373,849
-------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 5.8%

$              500    Mississippi Development Bank, (Golden Triangle Solid Waste),
                      6.00%, 7/1/15                                                   $         506,320
               500    Mississippi State University Educational Building Corp.,
                      6.15%, 6/15/15                                                            506,685
-------------------------------------------------------------------------------------------------------
                                                                                      $       1,013,005
-------------------------------------------------------------------------------------------------------

NURSING HOME -- 1.4%

$              290    Mississippi Business Finance Corp., (Magnolia Healthcare),
                      7.99%, 7/1/25                                                   $         237,313
-------------------------------------------------------------------------------------------------------
                                                                                      $         237,313
-------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 95.8%
   (IDENTIFIED COST $15,454,868)                                                      $      16,715,661
-------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 4.2%                                                $         731,305
-------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                  $      17,446,966
-------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 60.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 20.2% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $914,447 or 5.2% of the Portfolio's net assets.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

NEW YORK MUNICIPALS PORTFOLIO as of September 30, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.2%

PRINCIPAL AMOUNT
(000'S OMITTED)          SECURITY                                                     VALUE
-------------------------------------------------------------------------------------------------------
COGENERATION -- 1.8%

$            2,005    Port Authority of New York and New Jersey, (KIAC),
                      (AMT), 6.75%, 10/1/19                                           $       2,042,133
             4,250    Suffolk County IDA, (Nissequogue Cogeneration
                      Partners Facility), (AMT), 5.50%, 1/1/23                                4,049,740
-------------------------------------------------------------------------------------------------------
                                                                                      $       6,091,873
-------------------------------------------------------------------------------------------------------

EDUCATION -- 22.2%

$            8,000    New York Dormitory Authority, (City University),
                      5.625%, 7/1/16                                                  $       9,261,920
             8,500    New York Dormitory Authority, (City University),
                      6.00%, 7/1/20                                                          10,233,065
             4,325    New York Dormitory Authority, (City University),
                      7.50%, 7/1/10                                                           4,986,422
             9,985    New York Dormitory Authority, (State University
                      Educational Facilities), 5.25%, 5/15/15                                11,174,713
            18,775    New York Dormitory Authority, (State University
                      Educational Facilities), 5.25%, 5/15/19(1)                             21,076,252
            14,680    New York Dormitory Authority, (State University
                      Educational Facilities), 5.25%, 5/15/21                                16,370,108
             2,000    New York Dormitory Authority, (State University
                      Educational Facilities), 5.50%, 5/15/19                                 2,299,640
-------------------------------------------------------------------------------------------------------
                                                                                      $      75,402,120
-------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 8.4%

$            1,500    Long Island Power Authority, Electric System Revenue,
                      5.00%, 9/1/24                                                   $       1,546,200
             4,000    Long Island Power Authority, Electric System Revenue,
                      5.375%, 9/1/25                                                          4,195,080
             7,200    Long Island Power Authority, Electric System Revenue,
                      5.50%, 12/1/23                                                          7,500,456
             2,500    New York Energy Research and Development Authority,
                      (Brooklyn Union Gas), (AMT), Variable Rate, 7/1/26(2)                   2,925,500
             5,000    Puerto Rico Electric Power Authority, 5.125%, 7/1/29                    5,150,700
             2,000    Puerto Rico Electric Power Authority, 5.25%, 7/1/31                     2,080,960
             4,900    Suffolk County, IDA, (Keyspan-Port Jefferson), (AMT),
                      5.25%, 6/1/27                                                           4,985,309
-------------------------------------------------------------------------------------------------------
                                                                                      $      28,384,205
-------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 6.4%

$            3,805    New York Dormitory Authority, (City University), Escrowed
                      to Maturity, 7.00%, 7/1/09                                      $       4,241,167
            12,080    Triborough Bridge and Tunnel Authority, Escrowed to Maturity,
                      5.50%, 1/1/17                                                          13,946,481
$            3,000    Triborough Bridge and Tunnel Authority, Escrowed to Maturity,
                      6.125%, 1/1/21                                                  $       3,698,370
-------------------------------------------------------------------------------------------------------
                                                                                      $      21,886,018
-------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 3.4%

$            2,250    New York City, 5.25%, 8/15/26                                   $       2,358,540
             5,755    New York City, 5.25%, 9/15/33                                           5,947,965
             2,500    New York City, 5.375%, 12/1/26                                          2,616,250
               635    New York City, 6.00%, 5/15/30                                             704,234
-------------------------------------------------------------------------------------------------------
                                                                                      $      11,626,989
-------------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 0.4%

$              380    New York City IDA, (A Very Special Place), 5.75%, 1/1/29        $         311,228
               235    Suffolk County Industrial Development Agency, Civic Facility
                      Revenue, (Alliance of LI), 7.50%, 9/1/15                                  255,880
               100    Suffolk County Industrial Development Agency, Civic Facility
                      Revenue, (Alliance of LI), 7.50%, 9/1/15                                  108,885
               290    Suffolk County Industrial Development Agency, Civic Facility
                      Revenue, (Alliance of LI), 7.50%, 9/1/15                                  315,766
               250    Suffolk County Industrial Development Agency, Civic Facility
                      Revenue, (Alliance of LI), 7.50%, 9/1/15                                  272,212
-------------------------------------------------------------------------------------------------------
                                                                                      $       1,263,971
-------------------------------------------------------------------------------------------------------

HOSPITAL -- 7.4%

$            1,165    Chautauqua County IDA, (Womans Christian Association),
                      6.35%, 11/15/17                                                 $       1,092,013
             3,210    Chautauqua County IDA, (Womans Christian Association),
                      6.40%, 11/15/29                                                         3,015,731
             3,000    Fulton County IDA, (Nathan Littauer Hospital),
                      6.00%, 11/1/18                                                          2,886,810
             1,010    Nassau County Industrial Development Agency,
                      (North Shore Health System), 5.875%, 11/1/11                            1,112,848
             4,500    New York Dormitory Authority, (Lenox Hill Hospital),
                      5.50%, 7/1/30                                                           4,644,225
             1,250    New York Dormitory Authority, (Methodist Hospital),
                      5.25%, 7/1/24                                                           1,305,687
             2,500    New York Dormitory Authority, (Methodist Hospital),
                      5.25%, 7/1/33                                                           2,556,300
             2,750    Oneida County Industrial Development Agency,
                      (Elizabeth Medical Center), 5.875%, 12/1/29                             2,512,812
             1,000    Oneida County Industrial Development Agency,
                      (Elizabeth Medical Center), 6.00%, 12/1/29                                929,020
             5,000    Suffolk County Industrial Development Agency,
                      (Huntington Hospital), 5.875%, 11/1/32                                  5,156,000
-------------------------------------------------------------------------------------------------------
                                                                                      $      25,211,446
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                                                  VALUE
--------------------------------------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT REVENUE -- 1.9%

$           3,500   New York City Industrial Development Agency,
                    (American Airlines, Inc.-JFK International Airport), (AMT),
                    8.00%, 8/1/12                                                                $   2,805,705
            1,975   Onondaga County IDA, (Senior Air Cargo) (AMT),
                    6.125%, 1/1/32                                                                   2,003,480
            1,600   Port Authority of New York and New Jersey,
                    (Continental Airlines), (AMT), 9.125%, 12/1/15                                   1,616,960
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   6,426,145
--------------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 1.4%

$           2,500   New York Dormitory Authority, New York University, (MBIA),
                    Variable Rate, 7/1/27(3)(4)                                                  $   4,775,375
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   4,775,375
--------------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 0.8%

$           1,500   Puerto Rico Electric Power Authority, (FSA),
                    Variable Rate, 7/1/29(3)(4)                                                  $   1,729,410
              750   Puerto Rico Electric Power Authority, (FSA),
                    Variable Rate, 7/1/29(2)(4)                                                        826,470
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   2,555,880
--------------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 6.4%

$           5,200   Metropolitan Transportation Authority of New York, (FGIC),
                    Prerefunded to 10/1/15, 4.75%, 4/1/28                                        $   5,736,848
            5,045   New York City Trust Cultural Resources, (Museum of History),
                    Prerefunded to 7/1/09, (AMBAC),
                    Variable Rate, 7/1/29(3)(4)                                                      6,400,642
           20,755   Triborough Bridge and Tunnel Authority, (MBIA), Escrowed to
                    Maturity, 0.00%, 1/1/22                                                          9,590,678
--------------------------------------------------------------------------------------------------------------
                                                                                                 $  21,728,168
--------------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 1.0%

$             700   Jamestown, (AMBAC), 7.10%, 3/15/11                                           $     861,119
              675   Jamestown, (AMBAC), 7.10%, 3/15/12                                                 848,482
              675   Jamestown, (AMBAC), 7.10%, 3/15/13                                                 855,927
              515   Jamestown, (AMBAC), 7.10%, 3/15/14                                                 660,930
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   3,226,458
--------------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 1.9%

$           4,715   New York Dormitory Authority, (Memorial Sloan-Kettering
                    Cancer Center), (MBIA), 0.00%, 7/1/27                                        $   1,548,170
           17,945   New York Dormitory Authority, (Memorial Sloan-Kettering
                    Cancer Center), (MBIA), 0.00%, 7/1/30                                            5,011,500
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   6,559,670
--------------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 0.5%

$           1,367   Puerto Rico Public Building Authority, (CIFG),
                    Variable Rate, 7/1/36(3)(4)                                                  $   1,780,495
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   1,780,495
--------------------------------------------------------------------------------------------------------------

INSURED-OTHER REVENUE -- 1.2%

$           4,000   New York City Trust Cultural Resource, (American Museum of
                    Natural History, (MBIA), 5.00%, 7/1/44                                       $   4,065,160
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   4,065,160
--------------------------------------------------------------------------------------------------------------

INSURED-SOLID WASTE -- 1.4%

$           4,495   Islip Resource Recovery Agency, (MBIA), 6.50%, 7/1/09                        $   4,740,966
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   4,740,966
--------------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.3%

$           2,950   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                    Variable Rate, 7/1/07(2)(4)                                                  $   3,084,845
            1,225   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                    Variable Rate, 7/1/28(3)(4)                                                      1,308,998
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   4,393,843
--------------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 2.7%

$           3,165   Monroe County, Airport Authority, (MBIA), (AMT),
                    Variable Rate, 1/1/19(2)(4)                                                  $   4,211,001
            1,750   Niagara Frontier Airport Authority, (Buffalo Niagara
                    International Airport), (MBIA), (AMT),
                    Variable Rate, 4/1/29(2)(4)                                                      1,998,938
            3,000   Puerto Rico Highway and Transportation Authority, (FSA),
                    4.75%, 7/1/38                                                                    3,019,410
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   9,229,349
--------------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 0.6%

$           2,000   New York City Municipal Water Finance Authority, (AMBAC),
                    5.00%, 6/15/38                                                               $   2,035,900
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   2,035,900
--------------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 9.6%

$          27,940   New York Urban Development Corp., 5.70%, 4/1/20                              $  32,767,473
--------------------------------------------------------------------------------------------------------------
                                                                                                 $  32,767,473
--------------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 1.9%

$           2,000   Albany Industrial Development Agency Civic Facility,
                    (Charitable Leadership), 5.75%, 7/1/26                                       $   2,050,220

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                                                  VALUE
--------------------------------------------------------------------------------------------------------------
OTHER REVENUE (CONTINUED)

$           3,500   Puerto Rico Infrastructure Financing Authority, Escrow Fund,
                    Variable Rate, 10/1/32(3)(4)                                                 $   4,389,630
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   6,439,850
--------------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.0%

$           2,670   Glen Cove IDA, (Regency at Glen Cove), 9.50%, 7/1/12                         $   2,653,446
              800   Mount Vernon IDA, (Wartburg Senior Housing, Inc. -
                    Meadowview), 6.20%, 6/1/29                                                         803,552
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   3,456,998
--------------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 8.8%

$           6,080   New York City Transitional Finance Authority,
                    4.75%, 11/1/23                                                               $   6,184,637
            1,985   New York City Transitional Finance Authority, (Future Tax),
                    5.50%, 5/1/25                                                                    2,145,051
           19,830   New York State Local Government Assistance Corp.,
                    5.00%, 4/1/21                                                                   21,568,893
--------------------------------------------------------------------------------------------------------------
                                                                                                 $  29,898,581
--------------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 3.7%

$           2,500   Metropolitan Transportation Authority, 5.25%, 11/15/31                       $   2,579,050
            3,500   Metropolitan Transportation Authority, 5.25%, 11/15/32                           3,616,655
            2,500   Port Authority of New York and New Jersey,
                    6.125%, 6/1/94                                                                   2,909,325
            3,800   Port Authority of New York and New Jersey, (AMT),
                    Variable Rate, 6/15/33(2)(4)                                                     3,505,994
--------------------------------------------------------------------------------------------------------------
                                                                                                 $  12,611,024
--------------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 2.1%

$           6,500   New York City Municipal Water Finance Authority,
                    5.75%, 6/15/29                                                               $   7,004,530
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   7,004,530
--------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.2%
   (IDENTIFIED COST $295,621,674)                                                                $ 333,562,487
--------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.8%                                                           $   6,190,140
--------------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                             $ 339,752,627
--------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 19.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 10.8% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as an inverse floater bond.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $34,011,798 or 10.0% of the Portfolio's net assets.

                        See notes to financial statements

OHIO MUNICIPALS PORTFOLIO as of September 30, 2004

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.6%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                                                  VALUE
--------------------------------------------------------------------------------------------------------------
COGENERATION -- 1.3%

$           2,205   Ohio Water Development Authority, Solid Waste Disposal,
                    (Bay Shore Power), (AMT), 5.875%, 9/1/20                                     $   2,157,637
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   2,157,637
--------------------------------------------------------------------------------------------------------------

EDUCATION -- 5.9%

$             550   Ohio Higher Educational Facilities Authority, (Case Western
                    University), 6.50%, 10/1/20                                                  $     687,929
            5,875   Ohio Higher Educational Facilities Authority, (Oberlin College),
                    Variable Rate, 10/1/29(1)(2)                                                     6,054,422
            2,500   Ohio Higher Educational Facilities, (Case Western Reserve
                    University), 5.50%, 10/1/21                                                      2,795,300
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   9,537,651
--------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.3%

$           2,000   Clyde, Electric System Revenue, (AMT),
                    6.00%, 11/15/14                                                              $   2,104,800
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   2,104,800
--------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 1.5%

$             850   Tuscarawas County Public Library Improvement,
                    6.90%, 12/1/11                                                               $     852,312
            1,555   Youngstown, 7.35%, 7/1/05                                                        1,613,390
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   2,465,702
--------------------------------------------------------------------------------------------------------------

HOSPITAL -- 11.9%

$           1,350   Cuyahoga County, (Cleveland Clinic Health System),
                    5.50%, 1/1/29                                                                $   1,394,847
            3,000   Erie County Hospital Facilities, (Firelands Regional
                    Medical Center), 5.625%, 8/15/32                                                 3,074,310
            2,095   Highland County, (Township Hospital), 6.75%, 12/1/29                             1,940,242
            1,000   Mahoning County Ohio Hospital Facility, (Forum Health
                    Obligation Group), 6.00%, 11/15/32                                               1,053,460
            3,800   Miami, (Upper Valley Medical Center), 6.375%, 5/15/26                            3,909,022
            1,000   Parma, (Parma Community General Hospital Association),
                    5.35%, 11/1/18                                                                   1,037,610
            4,250   Parma, (Parma Community General Hospital Association),
                    5.375%, 11/1/29                                                                  4,287,060
            2,500   Richland County Hospital Facilities, (Medcentral Health
                    Systems), 6.375%, 11/15/30                                                       2,665,725
--------------------------------------------------------------------------------------------------------------
                                                                                                 $  19,362,276
--------------------------------------------------------------------------------------------------------------

HOUSING -- 2.6%

$           4,000   Franklin County, (Tuttle Park), (FHA), (AMT),
                    6.60%, 3/1/36                                                                $   4,282,120
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   4,282,120
--------------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 9.4%

$           2,000   Cleveland Airport, (Continental Airlines), (AMT),
                    5.375%, 9/15/27                                                              $   1,291,460
            4,500   Cleveland Airport, (Continental Airlines), (AMT),
                    5.70%, 12/1/19                                                                   3,262,725
            2,890   Dayton, Special Facilities Revenue, (Emery Air Freight),
                    5.625%, 2/1/18                                                                   2,722,438
            2,500   Ohio Environmental Facilities, (Ford Motor), (AMT),
                    6.15%, 6/1/30                                                                    2,567,300
            1,000   Ohio Pollution Control, (Standard Oil), 6.75%, 12/1/15                           1,254,440
            4,000   Ohio Sewer and Solid Waste Disposal Facilities,
                    (Anheuser Busch), (AMT), 6.00%, 7/1/35                                           4,257,680
--------------------------------------------------------------------------------------------------------------
                                                                                                 $  15,356,043
--------------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 4.5%

$             700   Puerto Rico Industrial, Tourist, Educational, Medical
                    and Environmental, Residual Certificates, (MBIA),
                    Variable Rate, 7/1/33(2)(3)                                                  $     742,420
            2,000   University of Akron, (FGIC), Variable Rate, 1/1/29(1)(2)                         2,593,300
            4,000   University of Cincinnati, (FGIC), 5.00%, 6/1/31                                  4,080,120
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   7,415,840
--------------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 7.5%

$           2,000   Cuyahoga County Utility Systems, (Medical Center Co.),
                    (MBIA), (AMT), 6.10%, 8/15/15                                                $   2,106,460
            4,445   Ohio Air Quality Development Authority, (Ohio Power),
                    RITES, (AMBAC), Variable Rate, 5/1/26(2)(3)                                      4,917,726
            3,000   Ohio Municipal Electric Generation Agency, (MBIA),
                    0.00%, 2/15/26                                                                   1,024,530
            2,500   Ohio Municipal Electric Generation Agency, (MBIA),
                    0.00%, 2/15/27                                                                     804,875
            4,750   Ohio Municipal Electric Generation Agency, (MBIA),
                    0.00%, 2/15/28                                                                   1,443,810
            1,900   Puerto Rico Electric Power Authority, (XLCA),
                    4.75%, 7/1/24                                                                    1,930,932
--------------------------------------------------------------------------------------------------------------
                                                                                                 $  12,228,333
--------------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 0.3%

$             495   Cuyahoga County Hospital, (MBIA), Escrowed to Maturity,
                    5.125%, 1/1/29                                                               $     506,410
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     506,410
--------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                                                  VALUE
--------------------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS -- 7.7%

$           1,500   Amherst School District, (FGIC), 5.00%, 12/1/26                              $   1,542,195
            1,250   Athens City School District, (FSA), 6.00%, 12/1/24                               1,447,375
            1,000   Cincinnati City School District, (Classroom Facilities
                    Construction & Improvement), (FSA), 5.00%, 12/1/31                               1,025,450
            2,110   Hudson Local School District, (FGIC), 0.00%, 12/15/09                            1,804,008
            1,500   Lima City School District, (AMBAC), 6.00%, 12/1/22                               1,756,200
            1,300   Minerva Local School District, (Classroom Facility), (MBIA),
                    5.30%, 12/1/29                                                                   1,369,082
            1,600   Norwalk City School District, (AMBAC), 4.75%, 12/1/26                            1,609,744
            1,500   Pickerington Local School District, (FGIC), 0.00%, 12/1/16                         904,515
            1,000   Springfield City School District, (Clark County), (FGIC),
                    5.20%, 12/1/23                                                                   1,070,210
--------------------------------------------------------------------------------------------------------------
                                                                                                 $  12,528,779
--------------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.9%

$           1,000   Akron, Bath, Copley, Joint Township Hospital District,
                    (Children's Hospital Medical Center), (FSA),
                    5.25%, 11/15/25                                                              $   1,057,100
              500   Cuyahoga County Hospital, (Cleveland Clinic), (MBIA),
                    5.125%, 1/1/29                                                                     511,525
            1,300   Franklin County, (Ohio Health Corp.), (MBIA),
                    5.00%, 5/15/33                                                                   1,318,109
            1,845   Hamilton County, (Cincinnati Children's Hospital), (FGIC),
                    5.00%, 5/15/32                                                                   1,879,631
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   4,766,365
--------------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 5.7%

$           3,000   Hamilton County Sales Tax, (AMBAC), 5.25%, 12/1/32                           $   3,134,310
            2,990   Hamilton County Sales Tax, (MBIA), 5.00%, 12/1/27                                3,038,797
            1,350   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                    Variable Rate, 7/1/28(1)(2)                                                      1,411,708
            1,575   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                    Variable Rate, 7/1/28(2)(3)                                                      1,682,998
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   9,267,813
--------------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 8.2%

$           3,000   Cleveland Airport System, (FSA), 5.00%, 1/1/31(4)                            $   3,045,630
            7,000   Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24                                 8,031,310
            2,250   Puerto Rico Highway and Transportation Authority, (FSA),
                    4.75%, 7/1/38                                                                    2,264,557
--------------------------------------------------------------------------------------------------------------
                                                                                                 $  13,341,497
--------------------------------------------------------------------------------------------------------------

NURSING HOME -- 10.2%

$           2,000   Cuyahoga County Health Care Facilities, (Benjamin Rose
                    Institute), 5.50%, 12/1/17                                                   $   1,939,900
$           2,100   Cuyahoga County Health Care Facilities, (Benjamin Rose
                    Institute), 5.50%, 12/1/28                                                   $   1,853,922
            1,305   Cuyahoga County Health Care Facilities, (Maple Care Center)
                    (GNMA), (AMT), 8.00%, 8/20/16                                                    1,482,885
            1,205   North Canton Health Care Facilities, (St. Luke Lutheran),
                    (GNMA), 6.10%, 9/20/16                                                           1,341,105
            6,455   North Canton Health Care Facilities, (St. Luke Lutheran),
                    (GNMA), 9.55%, 3/20/32                                                           8,091,213
            2,235   Ohio HFA, Retirement Rental Housing, (Encore Retirement
                    Partners), 6.75%, 3/1/19                                                         1,933,141
--------------------------------------------------------------------------------------------------------------
                                                                                                 $  16,642,166
--------------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 2.3%

$           3,000   Puerto Rico Infrastructure Financing Authority,
                    Variable Rate, 10/1/32(2)(3)                                                 $   3,762,540
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   3,762,540
--------------------------------------------------------------------------------------------------------------

POOLED LOANS -- 7.3%

$             355   Ohio Economic Development Commission, (Burrows Paper),
                    (AMT), 7.625%, 6/1/11                                                        $     356,626
               55   Ohio Economic Development Commission, (Cheryl & Co.),
                    (AMT), 5.50%, 12/1/04                                                               55,299
              530   Ohio Economic Development Commission, (Cheryl & Co.),
                    (AMT), 5.90%, 12/1/09                                                              542,709
              895   Ohio Economic Development Commission, (Consolidated
                    Biscuit), (AMT), 7.00%, 12/1/09                                                    920,239
            2,420   Ohio Economic Development Commission, (J J & W LP),
                    (AMT), 6.70%, 12/1/14                                                            2,492,189
            1,135   Ohio Economic Development Commission, (Progress Plastic
                    Products), (AMT), 7.80%, 12/1/09                                                 1,168,528
              855   Ohio Economic Development Commission, (Royal Appliance
                    Manufacturing), (AMT), 7.625%, 12/1/11                                             856,642
            5,300   Rickenbacker Port Authority Capital Funding (Oasbo),
                    5.375%, 1/1/32                                                                   5,540,938
--------------------------------------------------------------------------------------------------------------
                                                                                                 $  11,933,170
--------------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 0.6%

$           1,000   Allen County Lima, (Convalescent Home Foundation),
                    (GNMA), 6.40%, 1/1/21                                                        $   1,003,620
               40   Hamilton County Hospital Facilities, (Episcopal Retirement
                    Home), 6.80%, 1/1/08                                                                40,159
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   1,043,779
--------------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 2.3%

$           2,000   Cleveland-Cuyahoga County Port Authority,
                    7.00%, 12/1/18                                                               $   2,088,360

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                                                  VALUE
--------------------------------------------------------------------------------------------------------------
SPECIAL TAX REVENUE (CONTINUED)

$           1,415   Cuyahoga County Economic Development, (Shaker Square),
                    6.75%, 12/1/30                                                               $   1,635,301
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   3,723,661
--------------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 2.9%

$             750   Puerto Rico Highway and Transportation Authority,
                    4.75%, 7/1/38                                                                $     731,467
            3,990   Puerto Rico Highway and Transportation Authority,
                    5.125%, 7/1/39                                                                   4,064,852
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   4,796,319
--------------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 1.3%

$           2,000   Ohio Water Development Authority, (Fresh Water
                    Improvement), 5.00%, 12/1/28                                                 $   2,058,440
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   2,058,440
--------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.6%
   (IDENTIFIED COST $148,353,162)                                                                $ 159,281,341
--------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.4%                                                           $   3,893,858
--------------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                             $ 163,175,199
--------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 37.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 13.8% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $21,165,114 or 13.0% of the Portfolio's net assets.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

RHODE ISLAND MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 95.8%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                                                  VALUE
--------------------------------------------------------------------------------------------------------------
EDUCATION -- 3.7%

$             500   Rhode Island HEFA, (Brown University), 4.75%, 9/1/33                         $     498,810
              905   Rhode Island HEFA, (Higher Education Facility-Brown
                    University), 5.00%, 9/1/23                                                         937,327
              500   Rhode Island HEFA, (Higher Education Facility-Salve Regina),
                    5.125%, 3/15/32                                                                    507,215
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   1,943,352
--------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.8%

$             900   Puerto Rico Electric Power Authority,
                    Variable Rate, 7/1/29(1)(2)                                                  $     954,252
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     954,252
--------------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 1.9%

$             230   Rhode Island Depositors Economic Protection Corp.,
                    Escrowed to Maturity, 5.75%, 8/1/21                                          $     274,717
              555   Rhode Island Depositors Economic Protection Corp.,
                    Escrowed to Maturity, 6.375%, 8/1/22                                               704,212
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     978,929
--------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 0.3%

$             225   Puerto Rico, 0.00%, 7/1/16                                                   $     138,046
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     138,046
--------------------------------------------------------------------------------------------------------------

HOSPITAL -- 5.9%

$           1,000   Rhode Island HEFA, (Hospital Financing-Lifespan Obligation
                    Group), 6.50%, 8/15/32                                                       $   1,058,950
              500   Rhode Island HEFA, (Newport Hospital), 5.30%, 7/1/29                               488,835
              725   Rhode Island HEFA, (St. Joseph Health Services),
                    5.50%, 10/1/29                                                                     668,254
              830   Rhode Island HEFA, (Westerly Hospital), 6.00%, 7/1/14                              825,676
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   3,041,715
--------------------------------------------------------------------------------------------------------------

HOUSING -- 0.3%

$             135   Rhode Island Housing and Mortgage Finance Corp., (AMT),
                    7.55%, 10/1/22                                                               $     135,155
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     135,155
--------------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 21.5%

$           2,590   Rhode Island HEFA, (Bryant College), (AMBAC),
                    5.00%, 12/1/31                                                               $   2,631,155
              900   Rhode Island HEFA, (Higher Education Facilities-Rhode Island
                    School of Design), (XLCA), 5.00%, 8/15/23                                          938,070
$           1,575   Rhode Island HEFA, (Johnson and Wales University), (MBIA),
                    5.00%, 4/1/29                                                                $   1,600,767
            1,000   Rhode Island HEFA, (Providence College), (XLCA),
                    5.00%, 11/1/24                                                                   1,031,270
            1,000   Rhode Island HEFA, (Rhode Island College), (AMBAC),
                    5.625%, 9/15/30                                                                  1,096,000
              500   Rhode Island HEFA, (Roger Williams College), (AMBAC),
                    5.00%, 11/15/24                                                                    513,765
            1,600   Rhode Island HEFA, (School of Design), (MBIA),
                    5.00%, 6/1/31                                                                    1,629,760
            1,000   Rhode Island HEFA, (University of Rhode Island), (AMBAC),
                    5.70%, 9/15/30                                                                   1,105,050
              500   Rhode Island HEFA, (University of Rhode Island), (MBIA),
                    5.50%, 9/15/19                                                                     559,660
--------------------------------------------------------------------------------------------------------------
                                                                                                 $  11,105,497
--------------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 3.7%

$           1,750   Puerto Rico Electric Power Authority, (MBIA),
                    0.00%, 7/1/17                                                                $   1,064,000
              300   Puerto Rico Electric Power Authority, (MBIA),
                    Variable Rate, 7/1/16(2)(3)                                                        455,559
              335   Puerto Rico Electric Power Authority, DRIVERS, (FSA),
                    Variable Rate, 7/1/29(2)(3)                                                        386,235
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   1,905,794
--------------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 3.4%

$             500   Rhode Island Depositors Economic Protection Corp., (MBIA),
                    Escrowed to Maturity, 5.80%, 8/1/09                                          $     570,100
            1,000   Rhode Island Depositors Economic Protection Corp., (MBIA),
                    Escrowed to Maturity, 5.80%, 8/1/12                                              1,170,960
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   1,741,060
--------------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 8.0%

$             340   Cranston, (FSA), 5.00%, 2/15/24                                              $     354,851
            1,000   North Kingstown, (FGIC), 5.875%, 10/1/25(4)                                      1,115,420
            1,000   Providence, (FGIC), 5.00%, 1/15/26                                               1,028,990
              500   Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                                    643,345
              335   Rhode Island and Providence Plantations, (FGIC),
                    5.375%, 6/1/19                                                                     373,110
              575   Warwick, (AMBAC), 5.00%, 7/15/21                                                   611,472
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   4,127,188
--------------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 3.8%

$           1,900   Rhode Island HEFA, (Lifespan), (MBIA), 5.25%, 5/15/26                        $   1,947,633
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   1,947,633
--------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                                                  VALUE
--------------------------------------------------------------------------------------------------------------
INSURED-HOUSING -- 4.9%

$           1,000   Rhode Island Housing and Mortgage Finance Corp., (Rental
                    Housing Program), (FSA), (AMT), 5.25%, 10/1/31                               $   1,013,470
            1,000   Rhode Island Housing and Mortgage Finance Corp., (Rental
                    Housing Program), (FSA), (AMT), 5.55%, 10/1/32                                   1,031,390
              500   Villa Excelsior Housing Development Corp., (MBIA),
                    6.85%, 1/1/24                                                                      510,425
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   2,555,285
--------------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 4.0%

$             500   Providence Public Building Authority, (School and Public
                    Facilities Projects), (FSA), 5.00%, 12/15/18                                 $     537,400
            1,500   Rhode Island HEFA, (Higher Education Facilities), (MBIA),
                    5.00%, 9/15/23                                                                   1,560,945
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   2,098,345
--------------------------------------------------------------------------------------------------------------

INSURED-SOLID WASTE -- 1.5%

$             750   Rhode Island Resource Recovery Corp., (MBIA), (AMT),
                    5.00%, 3/1/22                                                                $     772,687
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     772,687
--------------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 7.9%

$           2,300   Convention Center Authority of Rhode Island, (MBIA),
                    5.25%, 5/15/15                                                               $   2,583,636
            1,000   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                    Variable Rate, 7/1/07(1)(2)                                                      1,045,710
              420   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                    Variable Rate, 7/1/28(2)(3)                                                        448,799
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   4,078,145
--------------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 4.0%

$           1,000   Puerto Rico Highway and Transportation Authority, (FSA),
                    4.75%, 7/1/38                                                                $   1,006,470
            1,000   Rhode Island Economic Development Corp. (T.F. Green Airport),
                    (FSA), 5.00%, 7/1/20                                                             1,041,060
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   2,047,530
--------------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 4.9%

$           1,115   Rhode Island Clean Water Finance Agency, (MBIA),
                    5.00%, 10/1/28                                                               $   1,138,337
            1,000   Rhode Island Clean Water Finance Agency, (MBIA),
                    5.00%, 10/1/35                                                                   1,014,990
              350   Rhode Island Clean Water, Water Pollution Control, (MBIA),
                    5.40%, 10/1/15                                                                     398,423
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   2,551,750
--------------------------------------------------------------------------------------------------------------

NURSING HOME -- 5.4%

$             500   Rhode Island HEFA, (Roger Williams Realty), 6.50%, 8/1/29                    $     546,365
            1,275   Rhode Island HEFA, (Steere House), 5.80%, 7/1/20                                 1,243,406
            1,000   Rhode Island HEFA, (Tockwotton Home), 6.25%, 8/15/22                             1,005,260
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   2,795,031
--------------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 3.1%

$             515   Puerto Rico Infrastructure Financing Authority,
                    Variable Rate, 10/1/32(2)(3)                                                 $     645,903
              900   Puerto Rico Infrastructure Financing Authority,
                    5.50%, 10/1/40                                                                     973,746
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   1,619,649
--------------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 3.9%

$           1,500   Providence, Tax Increment, 7.65%, 6/1/16                                     $   1,519,155
              500   Tiverton, Obligation Tax Increment, (Mount Hope Bay Village),
                    6.875%, 5/1/22                                                                     522,795
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   2,041,950
--------------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 1.9%

$             955   Rhode Island Clean Water, PCR, 5.00%, 10/1/22                                $   1,002,167
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   1,002,167
--------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 95.8%
   (IDENTIFIED COST $46,401,077)                                                                 $  49,581,160
--------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 4.2%                                                           $   2,170,053
--------------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                             $  51,751,213
--------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 70.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.0% to 34.2% of total investments.

                        See notes to financial statements

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $4,579,803 or 8.8% of the Portfolio's net assets.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

WEST VIRGINIA MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 96.7%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                                                  VALUE
--------------------------------------------------------------------------------------------------------------
EDUCATION -- 2.8%

$             750   Sheperd College Board of Governors, 5.125%, 12/1/33                          $     759,502
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     759,502
--------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.9%

$             500   Mason County PCR, (Appalachian Power Co.),
                    5.50%, 10/1/22                                                               $     508,270
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     508,270
--------------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 8.3%

$           1,820   West Virginia Health Facilities Authority, (Charleston Area
                    Medical Center), Escrowed to Maturity, 6.50%, 9/1/23                         $   2,270,377
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   2,270,377
--------------------------------------------------------------------------------------------------------------

HOSPITAL -- 3.7%

$           1,000   Berkeley Building Commission, (City Hospital),
                    6.50%, 11/1/22(1)                                                            $   1,000,540
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   1,000,540
--------------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.9%

$             500   Braxton County, (Weyerhaeuser), (AMT), 5.80%, 6/1/27                         $     514,705
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     514,705
--------------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 6.5%

$             750   Fairmont College Student Activity Revenue, (FGIC),
                    5.00%, 6/1/32                                                                $     765,877
              455   West Virginia Higher Education Interim Governing Board,
                    (Marshall University), (FGIC), 5.00%, 5/1/31                                       461,993
              500   West Virginia State University System, (West Virginia
                    University Project), (AMBAC), 0.00%, 4/1/24                                        188,605
            1,500   West Virginia University System, (West Virginia University
                    Project), (AMBAC), 0.00%, 4/1/31                                                   370,170
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   1,786,645
--------------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 7.3%

$             450   Marshall PCR, (Ohio Power), (MBIA), 5.45%, 7/1/14                            $     460,332
              250   Pleasants County PCR, (Potomac Edison), (AMBAC), (AMT),
                    5.50%, 4/1/29                                                                      259,048
            1,000   Pleasants County PCR, (West Pennsylvania), (AMBAC),
                    (AMT), 5.50%, 4/1/29                                                             1,037,170
              150   Puerto Rico Electric Power Authority, (MBIA),
                    Variable Rate, 7/1/16(2)(3)                                                        227,780
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   1,984,330
--------------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 8.6%

$           2,500   Kanawha-Putnam, Single Family, (AMBAC), Escrowed to
                    Maturity, 0.00%, 12/1/16                                                     $   1,480,825
              310   Puerto Rico, (FSA), Prerefunded to 7/1/11,
                    5.125%, 7/1/30                                                                     347,870
              500   West Virginia University System, (Marshall University Library),
                    (AMBAC), Prerefunded to 4/1/06, 5.75%, 4/1/16                                      534,135
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   2,362,830
--------------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 9.3%

$             250   Ohio County Board of Education, (MBIA), 5.125%, 6/1/18                       $     271,660
              190   Puerto Rico, (FSA), 5.125%, 7/1/30                                                 196,813
              300   Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                                    386,007
              500   West Virginia School Building Authority, (AMBAC),
                    5.60%, 7/1/17                                                                      550,800
            1,700   West Virginia, (FGIC), 0.00%, 11/1/19                                              854,743
              250   West Virginia, (FGIC), 5.75%, 11/1/21                                              272,085
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   2,532,108
--------------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 15.3%

$             500   Harrison County Building Commission, (Maplewood Retirement),
                    (AMBAC), 5.25%, 4/1/28                                                       $     514,175
              500   Randolph County Commission Health System, (Davis Health
                    System Inc.), (FSA), 5.20%, 11/1/21                                                531,445
            1,000   West Virginia Health Facilities Authority, (Cabell Huntington
                    Hospital), (AMBAC), 6.25%, 1/1/19                                                1,023,320
              850   West Virginia Health Facilities Authority, (Charleston Area
                    Medical Center), (MBIA), 5.75%, 9/1/13                                             895,424
            1,200   West Virginia Health Facilities Authority, (West Virginia
                    University Medical Corp.), (MBIA), 6.10%, 1/1/18                                 1,203,876
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   4,168,240
--------------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 3.7%

$             500   West Virginia Economic Development Authority, (Correctional
                    Juvenile and Public), (MBIA), 5.00%, 6/1/26                                  $     514,170
              500   West Virginia Economic Development Authority, (West Virginia
                    University), (AMBAC), 5.00%, 7/15/31                                               508,840
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   1,023,010
--------------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 5.8%

$             600   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                    Variable Rate, 7/1/28(3)(4)                                                  $     627,426
              910   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                    Variable Rate, 7/1/28(2)(3)                                                        972,399
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   1,599,825
--------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                                                  VALUE
--------------------------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION -- 1.0%

$             250   West Virginia Parkways, Economic Development and Tourism
                    Authority, (FGIC), 5.25%, 5/15/19                                            $     284,485
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     284,485
--------------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 15.4%

$             250   Berkeley Public Service District Sewer, (MBIA),
                    5.75%, 10/1/25                                                               $     269,850
              500   Crab Orchard - MacArthur Public Service District Sewer System,
                    (AMBAC), 5.50%, 10/1/25                                                            534,230
              500   Martinsburg Water and Sewer, (MBIA), 5.00%, 9/1/31                                 509,165
            1,000   Parkersburg Waterworks and Sewer, (FSA), 5.80%, 9/1/19                           1,086,500
              750   West Virginia Water Development Authority, (AMBAC),
                    5.00%, 10/1/28                                                                     770,565
              500   West Virginia Water Development, (Loan Program II),
                    (AMBAC), 5.00%, 11/1/33                                                            511,715
              500   West Virginia Water Development, (Loan Program III),
                    (AMBAC), (AMT), 5.65%, 7/1/40                                                      526,015
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   4,208,040
--------------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 1.5%

$             400   West Virginia Economic Development Authority, (State Office
                    Building), 5.00%, 10/1/26                                                    $     406,860
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     406,860
--------------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 3.7%

$           1,000   Puerto Rico Highway and Transportation Authority,
                    5.00%, 7/1/36                                                                $   1,012,170
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   1,012,170
--------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 96.7%
   (IDENTIFIED COST $24,681,579)                                                                 $  26,421,937
--------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 3.3%                                                           $     900,264
--------------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                             $  27,322,201
--------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 75.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 9.6% to 39.4% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as a leveraged inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $2,213,612 or 8.1% of the Portfolio's net assets.

(4)  Security has been issued as an inverse floater bond.

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of September 30, 2004

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2004

                                                             CALIFORNIA PORTFOLIO    FLORIDA PORTFOLIO
------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                                             $   197,881,285        $   218,414,087
   Unrealized appreciation                                          28,090,656             21,251,043
------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                          $   225,971,941        $   239,665,130
------------------------------------------------------------------------------------------------------
Cash                                                           $     2,127,553        $       132,372
Receivable for investments sold                                             --                540,000
Interest receivable                                                  2,918,140              4,569,054
Receivable for daily variation margin on open
 financial futures contracts                                           269,912                289,120
------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                   $   231,287,546        $   245,195,676
------------------------------------------------------------------------------------------------------

LIABILITIES

Accrued expenses                                               $        56,255        $        55,375
------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $        56,255        $        55,375
------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST
 IN PORTFOLIO                                                  $   231,231,291        $   245,140,301
------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and
 withdrawals                                                   $   204,094,040        $   224,894,549
Net unrealized appreciation (computed on the
 basis of identified cost)                                          27,137,251             20,245,752
------------------------------------------------------------------------------------------------------
TOTAL                                                          $   231,231,291        $   245,140,301
------------------------------------------------------------------------------------------------------

                                                           MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                                             $   184,789,131        $    15,454,868
   Unrealized appreciation                                          16,494,854              1,260,793
---------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                          $   201,283,985        $    16,715,661
---------------------------------------------------------------------------------------------------------
Cash                                                           $     6,956,269        $       150,410
Receivable for investments sold                                             --                351,942
Interest receivable                                                  2,642,047                241,512
Receivable for daily variation margin on open
 financial futures contracts                                           142,187                 13,000
---------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                   $   211,024,488        $    17,472,525
---------------------------------------------------------------------------------------------------------

LIABILITIES

Accrued expenses                                               $        55,884        $        25,559
---------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $        55,884        $        25,559
---------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST
 IN PORTFOLIO                                                  $   210,968,604        $    17,446,966
---------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and
 withdrawals                                                   $   195,136,956        $    16,238,379
Net unrealized appreciation (computed on the
 basis of identified cost)                                          15,831,648              1,208,587
---------------------------------------------------------------------------------------------------------
TOTAL                                                          $   210,968,604        $    17,446,966
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                             NEW YORK PORTFOLIO        OHIO PORTFOLIO
-----------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                                             $   295,621,674        $   148,353,162
   Unrealized appreciation                                          37,940,813             10,928,179
-----------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                          $   333,562,487        $   159,281,341
-----------------------------------------------------------------------------------------------------
Cash                                                           $       523,564        $     1,013,283
Receivable for investments sold                                        189,835                     --
Interest receivable                                                  5,943,471              2,789,700
Receivable for daily variation margin on open
 financial futures contracts                                           416,406                125,937
-----------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                   $   340,635,763        $   163,210,261
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                              $       820,947        $            --
Accrued expenses                                                        62,189                 35,062
-----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $       883,136        $        35,062
-----------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST
 IN PORTFOLIO                                                  $   339,752,627        $   163,175,199
-----------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and
 withdrawals                                                   $   303,754,054        $   152,769,041
Net unrealized appreciation (computed on the
 basis of identified cost)                                          35,998,573             10,406,158
-----------------------------------------------------------------------------------------------------
TOTAL                                                          $   339,752,627        $   163,175,199
-----------------------------------------------------------------------------------------------------

                                                           RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                                             $    46,401,077        $    24,681,579
   Unrealized appreciation                                           3,180,083              1,740,358
----------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                          $    49,581,160        $    26,421,937
----------------------------------------------------------------------------------------------------------
Cash                                                           $       224,768        $       519,117
Receivable for investments sold                                      1,152,236                     --
Interest receivable                                                    793,490                392,384
Receivable for daily variation margin on open
 financial futures contracts                                            30,469                 16,250
----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                   $    51,782,123        $    27,349,688
----------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                              $            --        $            --
Accrued expenses                                                        30,910                 27,487
----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $        30,910        $        27,487
----------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST
 IN PORTFOLIO                                                  $    51,751,213        $    27,322,201
----------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and
 withdrawals                                                   $    48,713,246        $    25,657,638
Net unrealized appreciation (computed on the
 basis of identified cost)                                           3,037,967              1,664,563
----------------------------------------------------------------------------------------------------------
TOTAL                                                          $    51,751,213        $    27,322,201
----------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF OPERATIONS

AS OF SEPTEMBER 30, 2004

FOR THE YEAR ENDED SEPTEMBER 30, 2004

                                                             CALIFORNIA PORTFOLIO    FLORIDA PORTFOLIO
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                       $    14,131,577        $    14,940,591
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        $    14,131,577        $    14,940,591
------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                         $     1,133,652        $     1,118,054
Trustees' fees and expenses                                             12,278                 14,114
Legal and accounting services                                           50,161                 50,462
Custodian fee                                                          130,243                137,052
Miscellaneous                                                           17,589                 20,622
------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                 $     1,343,923        $     1,340,304
------------------------------------------------------------------------------------------------------
Deduct--
   Reduction of custodian fee                                  $         8,216        $         9,685
------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                       $         8,216        $         9,685
------------------------------------------------------------------------------------------------------
NET EXPENSES                                                   $     1,335,707        $     1,330,619
------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                          $    12,795,870        $    13,609,972
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)             $     4,326,045        $     1,496,606
   Financial futures contracts                                      (5,741,105)            (6,559,143)
------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                              $    (1,415,060)       $    (5,062,537)
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $    (2,161,343)       $       921,134
   Financial futures contracts                                       1,678,740              1,651,266
------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $      (482,603)       $     2,572,400
------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                               $    (1,897,663)       $    (2,490,137)
------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    10,898,207        $    11,119,835
------------------------------------------------------------------------------------------------------

                                                           MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                       $    12,383,214        $       982,678
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        $    12,383,214        $       982,678
---------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                         $       911,671        $        27,537
Trustees' fees and expenses                                             12,277                    153
Legal and accounting services                                           49,906                 23,446
Custodian fee                                                          117,785                 17,251
Miscellaneous                                                           15,906                  5,175
---------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                 $     1,107,545        $        73,562
---------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                  $         8,695        $         1,692
---------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                       $         8,695        $         1,692
---------------------------------------------------------------------------------------------------------
NET EXPENSES                                                   $     1,098,850        $        71,870
---------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                          $    11,284,364        $       910,808
---------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)             $     1,077,213        $        (6,234)
   Financial futures contracts                                      (3,777,063)              (267,340)
---------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                              $    (2,699,850)       $      (273,574)
---------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $       372,631        $       (11,395)
   Financial futures contracts                                       1,603,566                 36,614
---------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $     1,976,197        $        25,219
---------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                               $      (723,653)       $      (248,355)
---------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    10,560,711        $       662,453
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                             NEW YORK PORTFOLIO        OHIO PORTFOLIO
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                       $    20,083,598        $    10,397,670
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        $    20,083,598        $    10,397,670
-----------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                         $     1,532,791        $       719,582
Trustees' fees and expenses                                             15,950                 10,442
Legal and accounting services                                           51,360                 62,664
Custodian fee                                                          163,858                 94,908
Miscellaneous                                                           31,347                 16,960
-----------------------------------------------------------------------------------------------------
Total expenses                                                 $     1,795,306        $       904,556
-----------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                  $         3,603        $         2,623
-----------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                       $         3,603        $         2,623
-----------------------------------------------------------------------------------------------------
NET EXPENSES                                                   $     1,791,703        $       901,933
-----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                          $    18,291,895        $     9,495,737
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)             $     5,895,499        $       714,223
   Financial futures contracts                                      (5,287,384)            (2,094,865)
-----------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                       $       608,115        $    (1,380,642)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $    (2,205,564)       $       536,665
   Financial futures contracts                                        (347,271)               174,568
-----------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $    (2,552,835)       $       711,233
-----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                        $    (1,944,720)       $      (669,409)
-----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    16,347,175        $     8,826,328
-----------------------------------------------------------------------------------------------------

                                                           RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                       $     2,953,631        $     1,480,576
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        $     2,953,631        $     1,480,576
----------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                         $       156,417        $        52,692
Trustees' fees and expenses                                              6,158                  1,530
Legal and accounting services                                           32,738                 25,615
Custodian fee                                                           36,176                 22,236
Miscellaneous                                                            9,088                  5,815
----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                 $       240,577        $       107,888
----------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                  $         1,105        $         1,233
----------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                       $         1,105        $         1,233
----------------------------------------------------------------------------------------------------------
NET EXPENSES                                                   $       239,472        $       106,655
----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                          $     2,714,159        $     1,373,921
----------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)             $       547,586        $        (5,429)
   Financial futures contracts                                        (945,943)              (483,840)
----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                       $      (398,357)       $      (489,269)
----------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $       107,534        $       105,231
   Financial futures contracts                                         364,925                132,987
----------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $       472,459        $       238,218
----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                        $        74,102        $      (251,051)
----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $     2,788,261        $     1,122,870
----------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2004

                                                             CALIFORNIA PORTFOLIO    FLORIDA PORTFOLIO
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                       $    12,795,870        $    13,609,972
   Net realized loss from investment transactions and
      financial futures contracts                                   (1,415,060)            (5,062,537)
   Net change in unrealized appreciation (depreciation)
      from investments and financial futures contracts                (482,603)             2,572,400
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    10,898,207        $    11,119,835
-----------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                               $    20,730,516        $    21,361,922
   Withdrawals                                                     (46,474,604)           (50,810,134)
-----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS           $   (25,744,088)       $   (29,448,212)
-----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $   (14,845,881)       $   (18,328,377)
-----------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $   246,077,172        $   263,468,678
-----------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $   231,231,291        $   245,140,301
-----------------------------------------------------------------------------------------------------

                                                           MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                       $    11,284,364        $       910,808
   Net realized loss from investment transactions and
      financial futures contracts                                   (2,699,850)              (273,574)
   Net change in unrealized appreciation (depreciation)
      from investments and financial futures contracts               1,976,197                 25,219
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    10,560,711        $       662,453
---------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                               $    22,264,139        $     2,252,661
   Withdrawals                                                     (32,010,538)            (3,237,589)
---------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS           $    (9,746,399)       $      (984,928)
---------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $       814,312        $      (322,475)
---------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $   210,154,292        $    17,769,441
---------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $   210,968,604        $    17,446,966
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                             NEW YORK PORTFOLIO        OHIO PORTFOLIO
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                       $    18,291,895        $     9,495,737
   Net realized gain (loss) from investment transactions
      and financial futures contracts                                  608,115             (1,380,642)
   Net change in unrealized appreciation (depreciation)
      from investments and financial futures contracts              (2,552,835)               711,233
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    16,347,175        $     8,826,328
-----------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                               $    32,310,253        $    13,863,686
   Withdrawals                                                     (59,797,228)           (32,710,754)
-----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS           $   (27,486,975)       $   (18,847,068)
-----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $   (11,139,800)       $   (10,020,740)
-----------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $   350,892,427        $   173,195,939
-----------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $   339,752,627        $   163,175,199
-----------------------------------------------------------------------------------------------------

                                                           RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                       $     2,714,159        $     1,373,921
   Net realized gain (loss) from investment transactions
      and financial futures contracts                                 (398,357)              (489,269)
   Net change in unrealized appreciation (depreciation)
      from investments and financial futures contracts                 472,459                238,218
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $     2,788,261        $     1,122,870
----------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                               $     5,345,845        $     3,066,853
   Withdrawals                                                     (11,091,758)            (4,104,501)
----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS           $    (5,745,913)       $    (1,037,648)
----------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $    (2,957,652)       $        85,222
----------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $    54,708,865        $    27,236,979
----------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $    51,751,213        $    27,322,201
----------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2003

                                                               CALIFORNIA PORTFOLIO   FLORIDA PORTFOLIO
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                       $         13,269,091   $      14,512,264
   Net realized gain (loss) from investment transactions and
      financial futures contracts                                         4,984,724             786,408
   Net change in unrealized appreciation (depreciation) from
      investments and financial futures contracts                       (13,091,792)         (7,443,956)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $          5,162,023   $       7,854,716
-------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                               $         23,798,371   $      26,225,264
   Withdrawals                                                          (42,285,179)        (47,354,415)
-------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS           $        (18,486,808)  $     (21,129,151)
-------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $        (13,324,785)  $     (13,274,435)
-------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $        259,401,957   $     276,743,113
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $        246,077,172   $     263,468,678
-------------------------------------------------------------------------------------------------------

                                                               MASSACHUSETTS PORTFOLIO   MISSISSIPPI PORTFOLIO
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                       $            11,461,097   $             902,700
   Net realized gain (loss) from investment transactions and
      financial futures contracts                                            1,131,203                 (17,586)
   Net change in unrealized appreciation (depreciation) from
      investments and financial futures contracts                           (5,241,750)               (257,415)
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $             7,350,550   $             627,699
--------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                               $            24,852,504   $           2,769,831
   Withdrawals                                                             (38,833,260)             (3,028,657)
--------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS           $           (13,980,756)  $            (258,826)
--------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $            (6,630,206)   $            368,873
--------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $           216,784,498   $          17,400,568
--------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $           210,154,292   $          17,769,441
--------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2003

                                                                                NEW YORK PORTFOLIO      OHIO PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                                        $       18,278,025      $   10,165,393
   Net realized gain (loss) from investment transactions, financial
      futures contracts and interest rate swap contracts                                 2,557,327            (946,600)
   Net change in unrealized appreciation (depreciation) from investments,
      financial futures contracts and interest rate swap contracts                      (8,037,923)           (616,783)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                      $       12,797,429      $    8,602,010
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                                $       44,894,206      $   18,064,188
   Withdrawals                                                                         (57,610,886)        (34,437,970)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                            $      (12,716,680)     $  (16,373,782)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                           $           80,749      $   (7,771,772)
----------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                            $      350,811,678      $  180,967,711
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                                  $      350,892,427      $  173,195,939
----------------------------------------------------------------------------------------------------------------------

                                                                                RHODE ISLAND PORTFOLIO     WEST VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                                        $            2,836,223     $             1,378,196
   Net realized gain (loss) from investment transactions, financial
      futures contracts and interest rate swap contracts                                        44,174                     265,377
   Net change in unrealized appreciation (depreciation) from investments,
      financial futures contracts and interest rate swap contracts                          (1,477,521)                   (948,957)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                      $            1,402,876     $               694,616
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                                $            9,379,686     $             3,397,711
   Withdrawals                                                                             (10,954,064)                 (4,266,029)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                            $           (1,574,378)    $              (868,318)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                           $             (171,502)    $              (173,702)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                            $           54,880,367     $            27,410,681
----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                                  $           54,708,865     $            27,236,979
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                  CALIFORNIA PORTFOLIO
                                                               -----------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
                                                               -----------------------------------------------------------
                                                                  2004        2003      2002(1)        2001         2000
--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                         0.56%       0.56%       0.55%        0.57%        0.58%
   Expenses after custodian fee reduction                           0.56%       0.55%       0.55%        0.54%        0.57%
   Net investment income                                            5.35%       5.30%       5.44%        5.26%        5.65%
Portfolio Turnover                                                    18%         21%          3%          26%          13%
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                     4.70%       2.28%       9.03%          --           --
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                        $ 231,231   $ 246,077   $ 259,402    $ 248,056    $ 238,820
--------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.40% To 5.44%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                    FLORIDA PORTFOLIO
                                                               -----------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
                                                               -----------------------------------------------------------
                                                                  2004        2003      2002(1)        2001         2000
--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                         0.52%       0.53%       0.54%        0.54%        0.56%
   Expenses after custodian fee reduction                           0.52%       0.52%       0.50%        0.48%        0.51%
   Net investment income                                            5.32%       5.39%       5.72%        5.68%        5.72%
Portfolio Turnover                                                     9%         23%         19%          11%          12%
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                     4.44%       2.96%       8.73%          --           --
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                        $ 245,140   $ 263,469   $ 276,743    $ 272,972    $ 277,857
--------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.71% To 5.72%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                              MASSACHUSETTS PORTFOLIO
                                                      ------------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                      ------------------------------------------------------------------------
                                                          2004           2003          2002(1)         2001           2000
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                   0.52%          0.52%          0.51%          0.52%          0.54%
   Expenses after custodian fee reduction                     0.52%          0.51%          0.49%          0.48%          0.52%
   Net investment income                                      5.31%          5.36%          5.53%          5.47%          5.79%
Portfolio Turnover                                              27%            16%            10%             8%            15%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                               5.16%          3.51%          8.76%            --             --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)               $    210,969   $    210,154   $    216,784   $    196,997   $    177,160
------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.49% To 5.53%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                               MISSISSIPPI PORTFOLIO
                                                      ------------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                      ------------------------------------------------------------------------
                                                          2004           2003          2002(1)        2001           2000
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                   0.41%          0.40%          0.40%          0.42%          0.47%
   Expenses after custodian fee reduction                     0.40%          0.38%          0.38%          0.37%          0.45%
   Net investment income                                      5.10%          5.22%          5.34%          5.33%          5.55%
Portfolio Turnover                                              15%            11%            10%            11%             4%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                               4.00%          3.64%          8.08%            --             --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)               $     17,447   $     17,769   $     17,401   $     17,031   $     15,827
------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.24% To 5.34%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                NEW YORK PORTFOLIO
                                                      ------------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                      ------------------------------------------------------------------------
                                                          2004           2003          2002(1)         2001           2000
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                   0.52%          0.51%          0.52%          0.53%          0.54%
   Expenses after custodian fee reduction                     0.52%          0.51%          0.52%          0.53%          0.54%
   Net investment income                                      5.31%          5.28%          5.41%          5.15%          5.56%
Portfolio Turnover                                              26%            19%             7%            19%            27%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                               4.71%          3.83%          9.84%            --             --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)               $    339,753   $    350,892   $    350,812   $    338,850   $    335,488
------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.39% To 5.41%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                  OHIO PORTFOLIO
                                                      ------------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                      ------------------------------------------------------------------------
                                                           2004          2003          2002(1)         2001          2000
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                   0.54%          0.52%          0.52%          0.53%          0.57%
   Expenses after custodian fee reduction                     0.54%          0.51%          0.51%          0.52%          0.57%
   Net investment income                                      5.63%          5.75%          5.72%          5.87%          6.00%
Portfolio Turnover                                               9%            15%            15%            22%            28%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                               5.23%          5.10%          7.43%            --             --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)               $    163,175   $    173,196   $    180,968   $    183,059   $    183,968
------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                               RHODE ISLAND PORTFOLIO
                                                      ------------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                      ------------------------------------------------------------------------
                                                          2004           2003          2002(1)         2001          2000
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                   0.45%          0.43%          0.41%          0.40%          0.43%
   Expenses after custodian fee reduction                     0.45%          0.42%          0.38%          0.35%          0.40%
   Net investment income                                      5.06%          5.13%          5.23%          5.33%          5.66%
Portfolio Turnover                                              16%            19%            13%            14%            15%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                               5.37%          2.57%          8.57%            --             --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)               $     51,751   $     54,709   $     54,880   $     45,366   $     37,755
------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.21% To 5.23%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                              WEST VIRGINIA PORTFOLIO
                                                      -----------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                      -----------------------------------------------------------------------
                                                         2004           2003          2002(1)        2001            2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                  0.40%          0.39%          0.37%          0.39%          0.45%
   Expenses after custodian fee reduction                    0.39%          0.37%          0.36%          0.35%          0.43%
   Net investment income                                     5.06%          5.06%          5.19%          5.32%          5.48%
Portfolio Turnover                                             12%            21%            19%            12%             7%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                              4.26%          2.54%          9.41%            --             --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)               $    27,322   $     27,237   $     27,411   $     24,976   $     24,930
------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.16% To 5.19%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(2) Total Return is Required to be Disclosed for Fiscal Years Beginning After December 15, 2000.

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of September 30, 2004
NOTESTO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio) and West Virginia Municipals Portfolio (West Virginia Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified, open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the trustees to issue interests in the Portfolios. At September 30, 2004, Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C FEDERAL TAXES -- The Portfolios are treated as a partnership for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   F WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   G INTEREST RATE SWAPS -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

   H LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

   I OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   K INDEMNIFICATIONS -- Under each Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Portfolio. Interestholders in each Portfolio are jointly and severally liable for the liabilities and obligations of each Portfolio in the event that each Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in each Portfolio, each Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in each Portfolio. Additionally, in the normal course of business, each Portfolio enters into agreements with service providers that may contain indemnification clauses. Each Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Portfolio that have not yet occurred.

   L EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 2004, each Portfolio paid advisory fees as follows:

   PORTFOLIO                     AMOUNT        EFFECTIVE RATE*
   ------------------------------------------------------------
   California                  $  1,133,652              0.47%
   Florida                        1,118,054              0.44%
   Massachusetts                    911,671              0.43%
   Mississippi                       27,537              0.15%
   New York                       1,532,791              0.44%
   Ohio                             719,582              0.43%
   Rhode Island                     156,417              0.29%
   West Virginia                     52,692              0.19%

   * Advisory fees paid as a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

   During the year ended September 30, 2004, certain Portfolios engaged in purchase and sale transactions with other Portfolios that also utilize BMR as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to:

   PORTFOLIO                      PURCHASES                 SALES
   --------------------------------------------------------------
   Florida                     $         --        $      500,750
   Massachusetts                  1,835,978               249,413
   Mississippi                      313,565                    --
   Rhode Island                          --               106,984

3  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the year ended September 30, 2004 were as follows:

   CALIFORNIA PORTFOLIO
   --------------------------------------------------------------
   Purchases                                       $   42,187,261
   Sales                                               62,422,837

   FLORIDA PORTFOLIO
   --------------------------------------------------------------
   Purchases                                       $   23,292,949
   Sales                                               48,893,354

   MASSACHUSETTS PORTFOLIO
   --------------------------------------------------------------
   Purchases                                       $   55,598,143
   Sales                                               65,775,968

   MISSISSIPPI PORTFOLIO
   --------------------------------------------------------------
   Purchases                                       $    2,669,598
   Sales                                                3,236,078

   NEW YORK PORTFOLIO
   --------------------------------------------------------------
   Purchases                                       $   89,980,666
   Sales                                              106,481,805

   OHIO PORTFOLIO
   --------------------------------------------------------------
   Purchases                                       $   15,002,403
   Sales                                               27,626,803

   RHODE ISLAND PORTFOLIO
   --------------------------------------------------------------
   Purchases                                       $    8,228,056
   Sales                                               13,355,936

   WEST VIRGINIA PORTFOLIO
   --------------------------------------------------------------
   Purchases                                       $    3,252,285
   Sales                                                4,279,524

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Portfolio at September 30, 2004, as computed on a federal income tax basis, were as follows:

   CALIFORNIA PORTFOLIO
   --------------------------------------------------------------
   AGGREGATE COST                                  $  197,045,572
   --------------------------------------------------------------
   Gross unrealized appreciation                   $   29,203,160
   Gross unrealized depreciation                         (276,791)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $   28,926,369
   --------------------------------------------------------------

   FLORIDA PORTFOLIO
   --------------------------------------------------------------
   AGGREGATE COST                                  $  218,143,356
   --------------------------------------------------------------
   Gross unrealized appreciation                   $   22,934,657
   Gross unrealized depreciation                       (1,412,883)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $   21,521,774
   --------------------------------------------------------------

   MASSACHUSETTS PORTFOLIO
   --------------------------------------------------------------
   AGGREGATE COST                                  $  184,016,108
   --------------------------------------------------------------
   Gross unrealized appreciation                   $   17,725,760
   Gross unrealized depreciation                         (457,883)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $   17,267,877
   --------------------------------------------------------------

   MISSISSIPPI PORTFOLIO
   --------------------------------------------------------------
   AGGREGATE COST                                  $   15,305,733
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    1,454,519
   Gross unrealized depreciation                          (44,591)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    1,409,928
   --------------------------------------------------------------

   NEW YORK PORTFOLIO
   --------------------------------------------------------------
   AGGREGATE COST                                  $  303,603,104
   --------------------------------------------------------------
   Gross unrealized appreciation                   $   37,520,751
   Gross unrealized depreciation                       (1,371,258)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $   36,149,493
   --------------------------------------------------------------

   OHIO PORTFOLIO
   --------------------------------------------------------------
   AGGREGATE COST                                  $  148,254,237
   --------------------------------------------------------------
   Gross unrealized appreciation                   $   13,037,930
   Gross unrealized depreciation                       (2,010,826)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $   11,027,104
   --------------------------------------------------------------

   RHODE ISLAND PORTFOLIO
   --------------------------------------------------------------
   AGGREGATE COST                                  $   46,333,220
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    3,296,782
   Gross unrealized depreciation                          (48,842)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    3,247,940
   --------------------------------------------------------------

   WEST VIRGINIA PORTFOLIO
   --------------------------------------------------------------
   AGGREGATE COST                                  $   24,652,735
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    1,769,202
   Gross unrealized depreciation                               --
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    1,769,202
   --------------------------------------------------------------

5  LINE OF CREDIT

   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the year ended September 30, 2004.

6  FINANCIAL INSTRUMENTS

   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   Note 6 continued on next page.

A summary of obligations under these financial instruments at September 30, 2004 is as follows:

   FUTURES CONTRACTS
   -----------------------------------------------------------------------------------------------------------------------
                                                                                                            NET UNREALIZED
                  EXPIRATION                                               AGGREGATE                         APPRECIATION
   PORTFOLIO      DATE         CONTRACTS                   POSITION           COST             VALUE        (DEPRECIATION)
   -----------------------------------------------------------------------------------------------------------------------
   California     12/04        588 U.S. Treasury Bond      Short        $  (65,031,220)   $  (65,984,625)   $     (953,405)
   -----------------------------------------------------------------------------------------------------------------------
   Florida        12/04        620 U.S. Treasury Bond      Short        $  (68,570,334)   $  (69,575,625)   $   (1,005,291)
   -----------------------------------------------------------------------------------------------------------------------
   Massachusetts  12/04        350 U.S. Treasury Bond      Short        $  (38,613,356)   $  (39,276,562)   $     (663,206)
   -----------------------------------------------------------------------------------------------------------------------
   Mississippi    12/04        32 U.S. Treasury Bond       Short        $   (3,538,794)   $   (3,591,000)   $      (52,206)
   -----------------------------------------------------------------------------------------------------------------------
   New York       12/04        1,025 U.S. Treasury Bond    Short        $ (113,081,979)   $ (115,024,219)   $   (1,942,240)
   -----------------------------------------------------------------------------------------------------------------------
   Ohio           12/04        310 U.S. Treasury Bond      Short        $  (34,265,791)   $  (34,787,812)   $     (522,021)
   -----------------------------------------------------------------------------------------------------------------------
   Rhode Island   12/04        75 U.S. Treasury Bond       Short        $   (8,274,290)   $   (8,416,406)   $     (142,116)
   -----------------------------------------------------------------------------------------------------------------------
   West Virginia  12/04        40 U.S. Treasury Bond       Short        $   (4,412,955)   $   (4,488,750)   $      (75,795)

   At September 30, 2004, the Portfolios had sufficient cash and/or securities to cover margin requirements on open future contracts.

EATON VANCE MUNICIPALS PORTFOLIOS as of September 30, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF THE CALIFORNIA MUNICIPALS PORTFOLIO, FLORIDA MUNICIPALS PORTFOLIO, MASSACHUSETTS MUNICIPALS PORTFOLIO, MISSISSIPPI MUNICIPALS PORTFOLIO, NEW YORK MUNICIPALS PORTFOLIO, OHIO MUNICIPALS PORTFOLIO, RHODE ISLAND MUNICIPALS PORTFOLIO, AND WEST VIRGINIA MUNICIPALS PORTFOLIO:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the California Municipals Portfolio, Florida Municipals Portfolio, Massachusetts Municipals Portfolio, Mississippi Municipals Portfolio, New York Municipals Portfolio, Ohio Municipals Portfolio, Rhode Island Municipals Portfolio, and West Virginia Municipals Portfolio (the Portfolios) as of September 30, 2004, and related statements of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2004 and 2003 and the supplementary data for each of years in the five-year period ended September 30, 2004. These financial statements and supplementary data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios at September 30, 2004, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2004

EATON VANCE MUNICIPALS FUNDS
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipals Trust (the Trust), California Municipals Portfolio (CAP), Florida Municipals Portfolio (FLP), Massachusetts Municipals Portfolio (MAP), Mississippi Municipals Portfolio
(MSP), New York Municipals Portfolio (NYP), Ohio Municipals Portfolio (OHP), Rhode Island Municipals Portfolio (RIP) and West Virginia Municipals Portfolio
(WVP) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds' principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

                         POSITION(S)     TERM OF                                       NUMBER OF PORTFOLIOS
                          WITH THE      OFFICE AND                                       IN FUND COMPLEX
      NAME AND          TRUST AND THE    LENGTH OF        PRINCIPAL OCCUPATION(S)          OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS      SERVICE          DURING PAST FIVE YEARS            TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
James B. Hawkes         Trustee and     Trustee and  Chairman, President and Chief            195               Director of EVC
11/9/41                Vice President      Vice      Executive Officer of BMR, EVC,
                                       President of  EVM and EV; Director of EV; Vice
                                         the Trust   President and Director of EVD.
                                        since 1985;  Trustee and/or officer of 195
                                          of the     registered investment companies
                                        Portfolios   in the Eaton Vance Fund Complex.
                                        since 1992   Mr. Hawkes is an interested
                                                     person because of his positions
                                                     with BMR, EVM, EVC and EV, which
                                                     are affiliates of the Trust and
                                                     the Portfolios.

NONINTERESTED TRUSTEE(S)
Samuel L. Hayes, III       Trustee      Trustee of   Jacob H. Schiff Professor of             195            Director of Tiffany &
2/23/35                                 the Trust    Investment Banking Emeritus,                           Co. (specialty retailer)
                                        since 1986;  Harvard University Graduate                                and Telect, Inc.
                                       of CAP, FLP,  School of Business                                       (telecommunication
                                       MAP, NYP and  Administration.                                           services company)
                                         OHP since
                                       1992; of MSP,
                                        RIP and WVP
                                        since 1993

William H. Park            Trustee      Since 2003   President and Chief Executive            195                   None
9/19/47                                              Officer, Prizm Capital
                                                     Management, LLC (investment
                                                     management firm) (since 2002).
                                                     Executive Vice President and
                                                     Chief Financial Officer, United
                                                     Asset Management Corporation (a
                                                     holding company owning
                                                     institutional investment
                                                     management firms) (1982-2001).

Ronald A. Pearlman         Trustee      Since 2003   Professor of Law, Georgetown             195                   None
7/10/40                                              University Law Center (since
                                                     1999). Tax Partner, Covington &
                                                     Burling, Washington, DC
                                                     (1991-2000).

Norton H. Reamer           Trustee      Trustee of   President, Chief Executive               195                   None
9/21/35                                 the Trust    Officer and a Director of Asset
                                        since 1985;  Management Finance Corp. (a
                                       of CAP, FLP,  specialty finance company serving
                                       MAP, NYP and  the investment management
                                         OHP since   industry) (since October 2003).
                                       1992; of MSP, President, Unicorn Corporation
                                        RIP and WVP  (an investment and financial
                                        since 1993   advisory services company) (since
                                                     September 2000). Formerly,
                                                     Chairman, Hellman, Jordan
                                                     Management Co., Inc. (an
                                                     investment management company)
                                                     (2000-2003). Formerly, Advisory
                                                     Director of Berkshire Capital
                                                     Corporation (investment banking
                                                     firm) (2002-2003). Formerly
                                                     Chairman of the Board, United
                                                     Asset Management Corporation (a
                                                     holding company owning
                                                     institutional investment
                                                     management firms) and Chairman,
                                                     President and Director, UAM Funds
                                                     (mutual funds) (1980-2000).

                         POSITION(S)     TERM OF                                       NUMBER OF PORTFOLIOS
                          WITH THE      OFFICE AND                                       IN FUND COMPLEX
      NAME AND          TRUST AND THE    LENGTH OF        PRINCIPAL OCCUPATION(S)          OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS      SERVICE          DURING PAST FIVE YEARS            TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)
Lynn A. Stout              Trustee      Since 1998   Professor of Law, University of          195                   None
9/14/57                                              California at Los Angeles School
                                                     of Law (since July 2001).
                                                     Formerly, Professor of Law,
                                                     Georgetown University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                POSITION(S)                TERM OF
                                 WITH THE                OFFICE AND
      NAME AND                 TRUST AND THE              LENGTH OF                    PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH                 PORTFOLIOS                SERVICE                     DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
Thomas J. Fetter                 President               Since 1993        Vice President of EVM and BMR. Officer of 124
8/20/43                                                                    registered investment companies managed by EVM
                                                                           or BMR.

William H. Ahern, Jr.       Vice President of the        Since 2004        Vice President of EVM and BMR. Officer of 77
7/28/59                            Trust                                   registered investment companies managed by EVM
                                                                           or BMR.

Craig R. Brandon            Vice President of the        Since 2004        Vice President of EVM and BMR. Officer of 44
12/21/66                       Trust and MSP                               registered investment companies managed by EVM
                                                                           or BMR.

Cynthia J. Clemson          Vice President of the   Vice President of CAP  Vice President of EVM and BMR. Officer of 84
3/2/63                      Trust, CAP, FLP, MAP,    and MSP since 1995;   registered investment companies managed by EVM
                           MSP, NYP, OHP, RIP and   of FLP since 1998; of  or BMR.
                                    WVP             the Trust, MAP, NYP,
                                                      OHP, RIP and WVP
                                                         since 2004

Robert B. MacIntosh            Vice President            Since 1993        Vice President of EVM and BMR. Officer of 124
1/22/57                                                                    registered investment companies managed by EVM
                                                                           or BMR.

Thomas M. Metzold           Vice President of the        Since 2004        Vice President of EVM and BMR. Officer of 48
8/3/58                             Trust                                   registered investment companies managed by EVM
                                                                           or BMR.

Alan R. Dynner                   Secretary               Since 1997        Vice President, Secretary and Chief Legal
10/10/40                                                                   Officer of BMR, EVM, EVD, EV and EVC. Officer of
                                                                           195 registered investment companies managed by
                                                                           EVM or BMR.

Kristin S. Anagnost        Treasurer of CAP, MAP,       Since 2002(2)      Assistant Vice President of EVM and BMR. Officer
6/12/65                       MSP, NYP and RIP                             of 107 registered investment companies managed
                                                                           by EVM or BMR.

Barbara E. Campbell         Treasurer of FLP, OHP       Since 2002(2)      Vice President of EVM and BMR. Officer of 195
6/19/57                           and WVP                                  registered investment companies managed by EVM
                                                                           or BMR.

James L. O'Connor          Treasurer of the Trust        Since 1989        Vice President of BMR, EVM and EVD. Officer of
4/1/45                                                                     116 registered investment companies managed by
                                                                           EVM or BMR.

Paul M. O'Neil                 Chief Compliance          Since 2004        Vice President of EVM and BMR. Officer of 195
7/11/53                            Officer                                 registered investment companies managed by EVM
                                                                           or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Anagnost served as Assistant Treasurer of the Portfolios since 1998 and Ms. Campbell served as Assistant Treasurer of the Portfolios since 1993.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

                          PORTFOLIO INVESTMENT ADVISER
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


                               FUND ADMINISTRATOR
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116


                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               200 Berkeley Street
                              Boston, MA 02116-5022



                          EATON VANCE MUNICIPALS TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 1-800-225-6265.

438-11/04                                                                MUNISRC

[EV LOGO]

[GRAPHIC IMAGE]

[GRAPHIC IMAGE]

[GRAPHIC IMAGE]

ANNUAL REPORT SEPTEMBER 30, 2004

EATON VANCE
NATIONAL
MUNICIPALS
FUND

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

The Fund will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year. The Fund's Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE NATIONAL MUNICIPALS FUND as of September 30, 2004
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

The municipal bond market consists of a broad array of bond issues, with widely varying features and performance characteristics that may make them appropriate for a specific investment scenario. In this edition of our continuing educational series, we will feature zero coupon bonds - a variety of bond that has seen increasing use by investors over the past 20 years - and discuss why they can provide flexibility in managing a bond portfolio.

THE 1980'S BROUGHT NEW VARIATIONS TO THE BOND MARKET...

Any discussion of zero coupon bonds should start with the term "coupon." Traditionally, bonds were issued in certificate form, with interest coupons attached, which the owner would clip and present for payment. The coupon rate indicates the rate of annual interest the issuer pays to the bondholder. For example, a $1,000 bond with a 5% coupon makes two semiannual interest payments of $25 each.

Today, most bonds are issued as "book-entry bonds," registered in the owner's name on the books of the issuer, but not delivered in certificate form. That change has not only replaced the antiquated coupon-clipping system, but also encouraged the development of new types of bonds - including zero coupon bonds, introduced in 1982.

ZERO-COUPONS: NO INTEREST PAYMENTS, BUT A PREDICTABLE LUMP-SUM PAYMENT AT MATURITY...

Zero coupon bonds do not have coupons attached and do not make regular interest payments. Instead, they are issued at a discount, usually well below par, or face value. As with coupon bonds, the bondholder receives face value if the bond is held to its maturity date. Over time - from its issuance to its maturity - zero coupon bonds accrete to par, meaning that their price appreciates over time to reflect the accrual of "imputed" compound interest. An investor holding a zero coupon bond to maturity receives a lump sum payment from the issuer for face value reflecting the initial investment plus interest that has accrued. Although zero coupon bonds do not pay any interest until they mature, the accrual of "imputed" compound interest is recognized currently. Mutual funds are required to distribute substantially all of their income (including accrued income) annually. A fund may therefore be required to sell securities to obtain cash needed for income distributions.

ZERO COUPON BONDS PROVIDE PORTFOLIO MANAGERS ADDITIONAL FLEXIBILITY...

For a portfolio manager, zero coupons can play a useful strategic role. Like other bonds, zero coupon bond prices are affected by market conditions, changes in an issuer's underlying fundamentals and fluctuations in interest rates. Because they pay no coupon or periodic interest payments, they typically display more price sensitivity than other bonds in response to changes in interest rates. Therefore, zero coupon bonds can provide more appreciation potential in a declining interest rate environment. Of course, zero coupons display increased downside volatility in the event of an increase in interest rates.

Some zero coupon bonds start out as coupon-bearing bonds, which are then deposited with a trustee and subsequently "stripped" of their coupons. New securities are then created from principal and coupon payments. This allows an investor to choose a maturity to match the time when funds will be needed. Moreover, because of their many permutations, zero coupon bonds can help balance income-oriented bonds with performance-oriented zero coupons, providing more versatility in managing a municipal portfolio.

                                           Sincerely,

                                           /s/ Thomas J. Fetter
                                           Thomas J. Fetter
                                           President
                                           November 5, 2004

Formerly, the Fund invested its assets in a corresponding investment company (referred to as the Portfolio) that had the same investment objective and policies as the Fund. Effective October 1, 2004, the Fund began to invest its assets directly in securities. The Fund's investment objective and other investment policies remain unchanged. In addition, Boston Management and Research, the investment adviser to the Portfolio, acts as investment adviser to the Fund. The investment advisory fee paid remains unchanged. There has been an investment management personnel change, as detailed on the investment update portion of the report.

SHARES OF THE FUND ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.

EATON VANCE NATIONAL MUNICIPALS FUND as of September 30, 2004
MARKET RECAP

The U.S. economy continued to expand in the year ended September 30, 2004, although at a somewhat more moderate rate as the fiscal year drew to a close. One key economic factor was the surge gasoline and energy prices, which raised fears that inflation could re-emerge. Amid those concerns, bond market performance was less robust in the second half of the year than in the first half.


IN AN UNEVEN ECONOMY, SOME SECTORS GENERATED GROWTH...

The nation's Gross Domestic Product grew by 3.7% in the third quarter of 2004, following a 2.8% rise in the second quarter of 2004. Economic activity was uneven, with some segments slowing, while others generated growth. For example, retail sales slowed in reaction to consumer concerns over inflation and ongoing geo-political events. Auto sales were impacted by higher gas prices, with buyers opting for fuel-efficient smaller vehicles over SUVs and trucks.

Interestingly, manufacturing activity grew stronger, driven by rising demand for durable goods and capital equipment. Demand for aerospace equipment, steel products, industrial machinery, and information technology products was especially strong. Non-durable goods manufacturing, tied more closely to consumer spending, weakened significantly. The construction sector followed recent patterns, with residential building on the rise, while commercial activity lagged.

DESPITE A STRONGER ECONOMY, JOB GROWTH HAS REMAINED BELOW EXPECTATIONS...

Slow job growth continued to puzzle many economists. Having made significant productivity improvements during the recent economic downturn, many businesses have yet to return to previous employment levels. As a result, job gains during the recovery have fallen short of expectations. Nonetheless, there was some momentum in some manufacturing areas, as well as in the energy, transportation and health care sectors. The nation's unemployment rate fell to 5.4% in September 2004, down from 6.1% a year earlier.

[CHART]

MUNICIPAL BOND YIELDS WERE 98% OF TREASURY YIELDS

30-YEAR AAA-RATED GENERAL OBLIGATION (GO) BONDS*         4.81%
TAXABLE EQUIVALENT YIELD IN 35.0% TAX BRACKET            7.40%
30-YEAR TREASURY BOND                                    4.91%

PRINCIPAL AND INTEREST PAYMENTS OF TREASURY SECURITIES ARE GUARANTEED BY THE U.S. GOVERNMENT.

*GO YIELDS ARE A COMPILATION OF A REPRESENTATIVE VARIETY OF GENERAL OBLIGATIONS AND ARE NOT NECESSARILY REPRESENTATIVE OF A FUND'S YIELD. STATISTICS AS OF SEPTEMBER 30, 2004.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
SOURCE: BLOOMBERG, L.P.

THE FEDERAL RESERVE REMAINED VIGILANT IN LIGHT OF RISING INFLATION...

Inflation re-emerged as a concern to investors and to the Federal Reserve. Oil prices soared amid supply concerns, which were exacerbated by the continuing turmoil in the middle east, hurricanes in the Gulf of Mexico and surging demand from China. Oil recently reached $55 a barrel, resulting in sharply higher prices for gasoline, natural gas, heating oil and assorted petrochemicals. Against that backdrop, the Federal Reserve emphasized that it would wage a vigorous fight against inflation. After maintaining a stable interest rate policy for more than a year - the Fed raised its benchmark Federal Funds rate by 25 basis points in June, August and September of 2004.

Following a strong rally in the first half of the year, the municipal bond market lost some momentum in the second half, as inflation exerted upward pressure on interest rates. For the year ended September 30, 2004, the Lehman Brothers Municipal Bond Index had a total return of 4.60%.*

*It is not possible to invest directly in an Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

EATON VANCE NATIONAL MUNICIPALS FUND as of September 30, 2004
INVESTMENT UPDATE

[PHOTO OF THOMAS M. METZOLD]
Thomas M. Metzold
Portfolio Manager

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT DISCUSSION

- Escrowed/prerefunded bonds were the Portfolio's largest sector weighting at September 30, 2004. Escrowed bonds are either pre-refunded to their call dates or escrowed to maturity, and provide excellent income. Because they are backed by Treasury bonds, escrowed bonds are considered to be of the highest quality.

- Management remained highly selective with respect to industrial development revenue bonds (IDRs), which accounted for 11.7% of the Portfolio's net assets at September 30, 2004. With economic conditions proving especially challenging for industrial companies, management closely monitored issuers for their revenue outlook and underlying fundamentals.

- Insured* transportation bonds were among the Portfolio's largest sector weightings at September 30, 2004. These bonds financed the construction and upgrading of major transportation projects, including those for highways and turnpike authorities, bridges and tunnels, rapid transit and airport construction.

- The Fund's outperformance of its benchmark can be partially attributed to to narrowing spreads for higher-yielding bonds. The Portfolio was also well served by its broad diversification. In addition to diversifying according to issuer, sector and insurer, management had a mixed coupon allocation, balancing income-oriented higher-coupons with performance-minded lower coupons.

- Effective September 13, 2004, Cindy Clemson assumed co-management responsibilities for the Portfolio, joining Tom Metzold. A vice president of Eaton Vance Management and Boston Research and Management, Ms. Clemson has been with Eaton Vance since 1985 and is the Portfolio Manager for a number of Eaton Vance tax-exempt municipal funds.

*Private insurance does not decrease the risk of loss of principal associated with this investment.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

THE FUND

- During the year ended September 30, 2004, the Fund's Class A shares had a total return of 6.94%.(1) This return resulted from an increase in net asset value (NAV) per share to $10.92 on September 30, 2004, from $10.84 on September 30, 2003, and the reinvestment of $0.653 per share in tax-free income.(2)

- Class B shares had a total return of 6.25% during the same period.(1) This return resulted from an increase in NAV per share to $10.19 from $10.13 and the reinvestment of $0.558 per share in tax-free income.(2)

- Class C shares had a total return of 6.15% during the same period.(1) This return resulted from an increase in NAV per share to $9.71 from $9.64 and the reinvestment of $0.510 per share in tax-free income.(2)

- Class I shares had a total return of 7.17% during the same period.(1) This return resulted from an increase in NAV per share to $10.12 from $10.05 and the reinvestment of $0.631 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs per share on September 30, 2004, of $10.92 for Class A, $10.19 for Class B, $9.71 for Class C, and $10.12 for Class I, the Fund's distribution rates were 5.86% for Class A, 5.11% for Class B, 5.11% for Class C, and 6.12% for Class I.(3) The distribution rates are equivalent to taxable rates of 9.02%, 7.86%, 7.86%, and 9.42%, respectively.(4)

- The SEC 30-day yields at September 30, 2004 were 5.58% for Class A, 5.08% for Class B, 5.10% for Class C, and 6.11% for Class I.(5) The SEC 30-day yields are equivalent to taxable yields of 8.58%, 7.82%, 7.85%, and 9.40%, respectively.(4)

- For comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.60% for the year ended September 30, 2004.(6)

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.96% of the total dividends paid by the Fund from net investment income during the year ended September 30, 2004 is designated as an exempt-interest dividend.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and to state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and in calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent figures assume a maximum 35.00% federal income tax rate. A lower rate would result in lower tax-equivalent figures.(5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) It is not possible to invest directly in an Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

EATON VANCE NATIONAL MUNICIPALS FUND as of September 30, 2004
PERFORMANCE

     The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the chart represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemptions of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

PERFORMANCE(1)                                   CLASS A    CLASS B    CLASS C    CLASS I
-----------------------------------------------------------------------------------------
Average Annual Total Returns
  (at net asset value)
One Year                                            6.94%      6.25%      6.15%      7.17%
Five Years                                          7.17       6.68       6.34       7.53
Ten Years                                           7.17       6.49       6.23       N.A.
Life of Fund+                                       7.16       6.69       5.17       6.65
SEC Average Annual Total Returns
  (including sales charge or applicable CDSC)
One Year                                            1.86%      1.25%      5.15%      7.17%
Five Years                                          6.13       6.37       6.34       7.53
Ten Years                                           6.65       6.49       6.23       N.A.
Life of Fund+                                       6.66       6.69       5.17       6.65

+Inception Dates - Class A: 4/5/94; Class B: 12/19/85; Class C: 12/3/93; Class I: 7/1/99

(1) Returns at net asset value do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges
     (CDSC) for Class B and Class C shares. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. Class I shares are not subject to a sales charge.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE
NATIONAL MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*
 September 30, 1994 - September 30, 2004

               LEHMAN BROTHERS     EATON VANCE
               MUNICIPAL BOND      NATIONAL MUNICIPALS FUND,
               INDEX               CLASS B
 9/30/1994               10000                         10000
10/31/1994             9822.44                       9812.26
11/30/1994              9644.6                       9544.93
12/31/1994             9856.91                       9788.09
 1/31/1995            10138.74                       10144.7
 2/28/1995            10433.61                       10489.3
 3/31/1995            10553.53                       10548.2
 4/30/1995            10565.98                       10560.1
 5/31/1995            10903.14                       10972.4
 6/30/1995            10807.84                       10859.4
 7/31/1995            10910.09                       10880.8
 8/31/1995            11048.55                       11010.8
 9/30/1995            11118.35                       11064.5
10/31/1995            11279.98                       11265.8
11/30/1995            11467.39                         11558
12/31/1995            11577.45                         11726
 1/31/1996            11664.93                       11770.6
 2/29/1996            11586.14                       11661.5
 3/31/1996            11438.13                       11399.9
 4/30/1996            11405.69                         11314
 5/31/1996            11401.34                       11365.9
 6/30/1996            11525.61                       11494.5
 7/31/1996            11629.88                       11591.2
 8/31/1996            11627.27                       11633.3
 9/30/1996            11789.77                       11820.8
10/31/1996            11923.01                       11968.2
11/30/1996            12141.41                       12180.9
12/31/1996            12090.14                       12153.3
 1/31/1997            12113.02                       12135.9
 2/28/1997            12224.25                       12259.2
 3/31/1997            12061.17                       12076.7
 4/30/1997            12162.26                       12180.3
 5/31/1997            12345.32                       12359.9
 6/30/1997            12476.83                       12680.6
 7/31/1997            12822.38                       13234.4
 8/31/1997            12702.18                       13055.8
 9/30/1997             12852.8                       13278.7
10/31/1997            12935.64                       13399.7
11/30/1997            13011.82                       13463.5
12/31/1997            13201.54                       13721.5
 1/31/1998            13337.68                       13883.5
 2/28/1998            13341.73                         13933
 3/31/1998            13353.61                       13958.7
 4/30/1998            13293.36                       13847.5
 5/31/1998            13503.65                       14048.2
 6/30/1998            13556.95                       14094.7
 7/31/1998            13590.84                       14074.2
 8/31/1998            13800.83                       14296.8
 9/30/1998            13972.89                       14419.9
10/31/1998             13972.6                       14357.4
11/30/1998            14021.55                         14379
12/31/1998            14056.89                         14381
 1/31/1999            14224.02                       14521.7
 2/28/1999            14162.03                         14407
 3/31/1999            14181.44                       14389.8
 4/30/1999            14216.78                       14434.3
 5/31/1999            14134.52                       14317.3
 6/30/1999            13931.18                       13974.8
 7/31/1999            13981.87                       13921.2
 8/31/1999            13869.77                       13665.2
 9/30/1999            13875.56                       13569.9
10/31/1999            13725.23                       13293.2
11/30/1999            13871.22                         13395
12/31/1999            13767.81                       13158.5
 1/31/2000            13707.86                       12943.4
 2/29/2000            13867.16                       13212.6
 3/31/2000            14170.14                       13613.8
 4/30/2000            14086.43                       13465.4
 5/31/2000            14013.15                       13266.3
 6/30/2000            14384.49                       13708.5
 7/31/2000            14584.64                       13940.2
 8/31/2000            14809.41                       14166.3
 9/30/2000            14732.36                       14074.6
10/31/2000            14893.12                         14175
11/30/2000            15005.79                       14241.6
12/31/2000            15376.55                       14665.6
 1/31/2001            15528.91                       14601.5
 2/28/2001            15578.15                         14744
 3/31/2001            15717.76                       14867.2
 4/30/2001            15547.45                       14575.1
 5/31/2001            15714.87                       14762.2
 6/30/2001            15820.01                       14938.2
 7/31/2001            16054.34                         15254
 8/31/2001            16318.79                       15615.3
 9/30/2001            16264.05                       15349.6
10/31/2001            16449.14                       15363.6
11/30/2001            16319.08                       15276.9
12/31/2001             16164.7                       15114.8
 1/31/2002            16445.08                       15291.4
 2/28/2002             16643.2                       15458.5
 3/31/2002            16317.05                       15140.3
 4/30/2002            16635.96                       15372.4
 5/31/2002            16737.05                         15427
 6/30/2002            16914.03                       15619.8
 7/31/2002            17131.56                       16062.9
 8/31/2002             17337.5                         16320
 9/30/2002            17717.24                         16778
10/31/2002            17423.53                       16224.2
11/30/2002            17351.12                       16202.8
12/31/2002            17717.24                       16714.9
 1/31/2003            17672.34                       16373.4
 2/28/2003            17919.42                       16595.8
 3/31/2003            17930.14                       16378.1
 4/30/2003             18048.6                       16742.4
 5/31/2003            18471.21                       17229.3
 6/30/2003            18392.71                       17243.7
 7/31/2003             17749.1                       16871.8
 8/31/2003            17881.47                       16937.1
 9/30/2003            18407.19                       17645.4
10/31/2003            18314.51                       17659.7
11/30/2003            18505.39                       18066.4
12/31/2003            18658.61                       18179.9
 1/31/2004             18765.5                       18354.2
 2/29/2004            19047.91                       18659.6
 3/31/2004            18981.58                       18413.1
 4/30/2004            18532.04                       18184.3
 5/31/2004            18464.84                       18123.1
 6/30/2004            18532.04                       18107.6
 7/31/2004            18775.92                       18348.8
 8/31/2004            19152.18                       18559.5
 9/30/2004            19253.85                       18747.8

* Sources: Thomson Financial; Lipper Inc. Class B of the Fund commenced operations on December 19, 1985.

   A $10,000 hypothetical investment at net asset value in Class A shares on 4/5/94 at net asset value would have been valued at $20,657 on September 30, 2004; a $10,000 hypothetical investment at maximum offering price would have been valued at $19,674. A $10,000 hypothetical investment in Class C shares on 12/3/93 at net asset value would have grown to $18,895 on September 30, 2004. An investment in Class I shares on 7/1/99 at net asset value would have grown to $14,022 on September 30, 2004. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

[CHART]

Rating Distribution**

AAA                            47.1%
AA                              6.4%
A                               7.8%
BBB                             5.3%
BB                              2.4%
B                               2.5%
CCC                             1.5%
CC                              0.6%
Non-Rated                      16.9%
Non-Rated Investment-Grade      9.5%

Portfolio Statistics**


- Number of Issues:                   197
- Average Maturity:                   21.7 years
- Average Rating:                     A
- Average Call:                       9.0 years
- Average Dollar Price:               $87.21

** Portfolio Statistics and Rating Distribution may not be representative of the Portfolio's current or future investments.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

EATON VANCE NATIONAL MUNICIPALS FUND as of September 30, 2004
FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 - September 30, 2004).

Actual Expenses: The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                      EATON VANCE NATIONAL MUNICIPALS FUND

                                      BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE    EXPENSES PAID DURING PERIOD*
                                             (4/1/04)                 (9/30/04)               (4/1/04 - 9/30/04)
     ----------------------------------------------------------------------------------------------------------------
     Actual
     Class A                               $   1,000.00              $   1,022.06                  $   3.99
     Class B                               $   1,000.00              $   1,018.15                  $   5.70
     Class C                               $   1,000.00              $   1,018.46                  $   7.77
     Class I                               $   1,000.00              $   1,023.75                  $   2.73

     Hypothetical
     (5% return before expenses)
     Class A                               $   1,000.00              $   1,021.10                  $   3.99
     Class B                               $   1,000.00              $   1,019.40                  $   5.70
     Class C                               $   1,000.00              $   1,017.30                  $   7.77
     Class I                               $   1,000.00              $   1,022.30                  $   2.73

* Expenses are equal to the Fund's annualized expense ratio of 0.79% for Class A shares, 1.13% for Class B shares, 1.54% for Class C shares and 0.54% for Class I shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

EATON VANCE NATIONAL MUNICIPALS FUND as of September 30, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2004

ASSETS

Investment in National Municipals Portfolio, at value
   (identified cost, $1,892,936,923)                                     $    2,033,769,418
Receivable for Fund shares sold                                                   3,726,422
-------------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $    2,037,495,840
-------------------------------------------------------------------------------------------

LIABILITIES

Dividends payable                                                        $        4,784,551
Payable for Fund shares redeemed                                                  3,380,017
Payable to affiliate for distribution and service fees                               36,905
Accrued expenses                                                                    171,451
-------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $        8,372,924
-------------------------------------------------------------------------------------------
NET ASSETS                                                               $    2,029,122,916
-------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                          $    1,939,316,608
Accumulated net realized loss from Portfolio (computed on the basis of
   identified cost)                                                             (52,989,319)
Accumulated undistributed net investment income                                   1,963,132
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                             140,832,495
-------------------------------------------------------------------------------------------
TOTAL                                                                    $    2,029,122,916
-------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                               $    1,769,190,836
SHARES OUTSTANDING                                                              162,017,214
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)     $            10.92
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of $10.92)                                      $            11.46
-------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                               $       29,577,377
SHARES OUTSTANDING                                                                2,901,798
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)     $            10.19
-------------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                               $      224,955,098
SHARES OUTSTANDING                                                               23,167,846
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)     $             9.71
-------------------------------------------------------------------------------------------

CLASS I SHARES

NET ASSETS                                                               $        5,399,605
SHARES OUTSTANDING                                                                  533,579
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)     $            10.12
-------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
SEPTEMBER 30, 2004

INVESTMENT INCOME

Interest allocated from Portfolio                                        $      135,614,873
Expenses allocated from Portfolio                                                (9,390,964)
-------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                     $      126,223,909
-------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                              $            3,060
Distribution and service fees
   Class A                                                                        2,393,139
   Class B                                                                        5,454,757
   Class C                                                                        2,137,393
Transfer and dividend disbursing agent fees                                         973,505
Registration fees                                                                   140,812
Printing and postage                                                                 90,077
Custodian fee                                                                        35,476
Legal and accounting services                                                        23,724
Miscellaneous                                                                        37,184
-------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $       11,289,127
-------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    $      114,934,782
-------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $        9,090,456
   Financial futures contracts                                                  (39,876,771)
   Swap contracts                                                                 2,519,730
-------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                        $      (28,266,585)
-------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $       45,029,024
   Financial futures contracts                                                   (5,605,092)
   Swap contracts                                                                 1,423,014
-------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $       40,846,946
-------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         $       12,580,361
-------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $      127,515,143
-------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                YEAR ENDED            YEAR ENDED
IN NET ASSETS                                      SEPTEMBER 30, 2004    SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------
From operations --
   Net investment income                           $      114,934,782    $      114,562,805
   Net realized loss from Investment
      transactions, financial futures
      contracts, and swap contracts                       (28,266,585)           (2,503,870)
   Net change in unrealized appreciation
      (depreciation) from investments,
      financial futures contracts, and
      swap contracts                                       40,846,946           (15,496,860)
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS         $      127,515,143    $       96,562,075
-------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                      $      (56,954,447)   $      (13,242,734)
      Class B                                             (47,956,488)          (86,905,152)
      Class C                                             (11,224,331)          (10,165,790)
      Class I                                                (245,552)             (136,792)
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                $     (116,380,818)   $     (110,450,468)
-------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                      $    1,733,873,204    $      120,363,859
      Class B                                              97,743,866           148,507,343
      Class C                                              69,517,814            64,710,751
      Class I                                               3,754,571               667,702
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                              26,195,534             5,065,058
      Class B                                              23,491,317            31,249,498
      Class C                                               5,353,949             4,681,531
      Class I                                                  76,490                67,493
   Cost of shares redeemed
      Class A                                            (223,765,056)         (101,235,825)
      Class B                                          (1,659,434,034)         (198,072,994)
      Class C                                             (51,174,017)          (53,428,583)
      Class I                                                (876,409)             (504,607)
   Contingent deferred sales charges
      Class B                                                 325,260               862,362
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                         $       25,082,489    $       22,933,588
-------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                         $       36,216,814    $        9,045,195
-------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                               $    1,992,906,102    $    1,983,860,907
-------------------------------------------------------------------------------------------
AT END OF YEAR                                     $    2,029,122,916    $    1,992,906,102
-------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME
INCLUDED IN NET ASSETS

AT END OF YEAR                                     $        1,963,132    $        4,529,105
-------------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                        CLASS A
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)        2001         2000(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     10.840   $     10.920   $     10.550   $     10.230   $     10.440
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.654   $      0.666   $      0.656   $      0.618   $      0.629
Net realized and unrealized gain (loss)                        0.079         (0.105)         0.334          0.312         (0.200)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.733   $      0.561   $      0.990   $      0.930   $      0.429
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.653)  $     (0.641)  $     (0.620)  $     (0.610)  $     (0.639)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.653)  $     (0.641)  $     (0.620)  $     (0.610)  $     (0.639)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.920   $     10.840   $     10.920   $     10.550   $     10.230
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 6.94%          5.46%          9.84%          9.33%          4.39%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $  1,769,191   $    236,885   $    213,456   $    181,600   $    174,024
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.79%          0.78%          0.83%          0.83%          0.66%
   Expenses after custodian fee reduction(4)                    0.79%          0.78%          0.82%          0.82%          0.65%
   Net investment income                                        6.05%          6.29%          6.31%          5.92%          6.23%
Portfolio Turnover of the Portfolio                               44%            35%            32%            20%            41%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 6.28% to 6.31%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                        CLASS B
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
                                                        ------------------------------------------------------------------------
                                                            2004(1)       2003(1)      2002(1)(2)       2001          2000(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     10.130   $     10.190   $      9.850   $      9.550   $      9.740
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.558   $      0.581   $      0.572   $      0.541   $      0.532
Net realized and unrealized gain (loss)                        0.053         (0.086)         0.303          0.300         (0.188)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.611   $      0.495   $      0.875   $      0.841   $      0.344
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.555)  $     (0.561)  $     (0.540)  $     (0.545)  $     (0.534)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.555)  $     (0.561)  $     (0.540)  $     (0.545)  $     (0.534)
----------------------------------------------------------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES                       $      0.004   $      0.006   $      0.005   $      0.004   $         --
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.190   $     10.130   $     10.190   $      9.850   $      9.550
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 6.25%          5.17%          9.30%          9.06%          3.72%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     29,577   $  1,553,297   $  1,582,772   $  1,525,303   $  1,483,566
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.17%          1.20%          1.25%          1.26%          1.25%
   Expenses after custodian fee reduction(4)                    1.17%          1.20%          1.24%          1.25%          1.24%
   Net investment income                                        5.44%          5.88%          5.89%          5.49%          5.63%
Portfolio Turnover of the Portfolio                               44%            35%            32%            20%            41%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 5.86% to 5.89%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                        CLASS C
                                                        ------------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                        ------------------------------------------------------------------------
                                                          2004(1)         2003(1)      2002(1)(2)        2001          2000(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.640   $      9.710   $      9.380   $      9.100   $      9.280
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.502   $      0.522   $      0.515   $      0.478   $      0.477
Net realized and unrealized gain (loss)                        0.077         (0.089)         0.297          0.274         (0.175)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.579   $      0.433   $      0.812   $      0.752   $      0.302
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.509)  $     (0.503)  $     (0.482)  $     (0.472)  $     (0.482)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.509)  $     (0.503)  $     (0.482)  $     (0.472)  $     (0.482)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      9.710   $      9.640   $      9.710   $      9.380   $      9.100
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 6.15%          4.71%          9.02%          8.47%          3.46%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $    224,955   $    200,310   $    185,439   $    136,213   $    104,455
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.53%          1.53%          1.57%          1.59%          1.58%
   Expenses after custodian fee reduction(4)                    1.53%          1.53%          1.56%          1.58%          1.57%
   Net investment income                                        5.19%          5.54%          5.56%          5.16%          5.31%
Portfolio Turnover of the Portfolio                               44%            35%            32%            20%            41%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 5.53% to 5.56%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                        CLASS I
                                                        ------------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)        2001          2000(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     10.050   $     10.110   $      9.770   $      9.460   $      9.610
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.623   $      0.642   $      0.637   $      0.604   $      0.557
Net realized and unrealized gain (loss)                        0.078         (0.086)         0.298          0.291         (0.107)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.701   $      0.556   $      0.935   $      0.895   $      0.450
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.631)  $     (0.616)  $     (0.595)  $     (0.585)  $     (0.600)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.631)  $     (0.616)  $     (0.595)  $     (0.585)  $     (0.600)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.120   $     10.050   $     10.110   $      9.770   $      9.460
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 7.17%          5.84%         10.05%          9.71%          4.96%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $      5,400   $      2,414   $      2,193   $        389   $        598
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.53%          0.53%          0.57%          0.58%          0.57%
   Expenses after custodian fee reduction(4)                    0.53%          0.53%          0.56%          0.57%          0.56%
   Net investment income                                        6.18%          6.54%          6.60%          6.22%          5.87%
Portfolio Turnover of the Portfolio                               44%            35%            32%            20%            41%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 6.57% to 6.60%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.

                        See notes to financial statements

EATON VANCE NATIONAL MUNICIPALS FUND as of September 30, 2004
NOTES TO FINANCIAL STATEMENTS

1    SIGNIFICANT ACCOUNTING POLICIES

     Eaton Vance National Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. In addition, all Class B shares of Eaton Vance National Municipals Fund purchased on or before March 16, 2004 converted to Class A shares of the same Fund on April 8, 2004. Class I shares are sold at net asset value to certain institutional investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in National Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at September 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     B INCOME -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

     C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $24,742,314 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryover was acquired through a Fund Reorganization and may be subject to certain limitations. Such capital loss carryover will expire on September 30, 2009 ($23,042,053) and September 30, 2012 ($1,700,261), respectively. Dividends paid by the Fund from net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     Additionally, at September 30, 2004, the Fund had net capital losses of $41,849,313 attributable to security transactions incurred after October 31, 2003. These capital losses are treated as arising on the first day of the Fund's current taxable year.

     D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     E INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

     F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     G OTHER -- Investment transactions are accounted for on a trade-date basis.

     H EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

2    DISTRIBUTIONS TO SHAREHOLDERS

     The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

     The tax character of distributions paid for the years ended September 30, 2004 and September 30, 2003 was as follows:

                                          YEAR ENDED SEPTEMBER 30,
                                     ---------------------------------
                                          2004              2003
     -----------------------------------------------------------------
     Distributions declared from:
       Tax-exempt income             $   116,074,069    $  110,422,188
       Ordinary income               $       306,749    $       28,280

     During the year ended September 30, 2004, accumulated net investment income was decreased by $1,119,937 and accumulated undistributed net realized loss was decreased by $1,119,937 primarily due to differences between book and tax accounting for amortization and accretion on debt securities, market discount on disposal of securities, and capital losses. This change had no effect on the net assets or the net asset value per share.

     As of September 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

     Undistributed income                               $    6,747,683
     Capital loss carryforwards                         $  (24,742,314)
     Unrealized gain                                    $  148,630,721
     Other temporary differences                        $  (40,829,782)

3    SHARES OF BENEFICIAL INTEREST

     The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                             YEAR ENDED SEPTEMBER 30,
                                           ----------------------------
     CLASS A                                   2004            2003
     ------------------------------------------------------------------
     Sales                                  158,485,666      11,382,208
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                         2,420,842         478,814
     Redemptions                            (20,733,729)     (9,568,928)
     ------------------------------------------------------------------
     NET INCREASE                           140,172,779       2,292,094
     ------------------------------------------------------------------

                                             YEAR ENDED SEPTEMBER 30,
                                           ----------------------------
     CLASS B                                   2004            2003
     ------------------------------------------------------------------
     Sales                                    9,534,947      15,025,003
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                         2,287,326       3,156,008
     Redemptions                           (162,307,200)    (20,070,031)
     ------------------------------------------------------------------
     NET DECREASE                          (150,484,927)     (1,889,020)
     ------------------------------------------------------------------

                                             YEAR ENDED SEPTEMBER 30,
                                           ----------------------------
     CLASS C                                   2004            2003
     ------------------------------------------------------------------
     Sales                                    7,149,700       6,864,196
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                           552,354         498,815
     Redemptions                             (5,305,191)     (5,685,675)
     ------------------------------------------------------------------
     NET INCREASE                             2,396,863       1,677,336
     ------------------------------------------------------------------

                                             YEAR ENDED SEPTEMBER 30,
                                           ----------------------------
     CLASS I                                   2004            2003
     ------------------------------------------------------------------
     Sales                                      373,492          66,928
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                             7,572           6,889
     Redemptions                                (87,649)        (50,462)
     ------------------------------------------------------------------
     NET INCREASE                               293,415          23,355
     ------------------------------------------------------------------

4    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Eaton Vance Management (EVM) serves as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended September 30, 2004, EVM earned $65,442 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $179,386, as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2004.

     Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5    DISTRIBUTION AND SERVICE PLANS

     The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan), (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $3,353,326 and $1,603,045 for Class B, and Class C shares, respectively, payable to EVD for the year ended September 30, 2004, representing 0.40% and 0.75% of the average daily net assets for Class B and Class C shares, respectively. At September 30, 2004, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $1,114,000 and $29,186,000 for Class B and Class C shares.

     The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended September 30, 2004 amounted to $2,393,139, $2,101,431, and $534,348 for Class A, Class B, and Class C
     shares, respectively.

6    CONTINGENT DEFERRED SALES CHARGE

     A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $53,000 of CDSC paid by shareholders for Class C shares for the year ended September 30, 2004. EVD also received approximately $557,000 of CDSC paid by Class B shareholders of which $325,260 was paid directly to the Fund for days when no Uncovered Distribution Charges existed.

7    INVESTMENT TRANSACTIONS

     Increases and decreases in the Fund's investment in the National Municipals Portfolio aggregated $341,980,383 and $445,857,077, respectively, for the year ended September 30, 2004.

EATON VANCE NATIONAL MUNICIPALS FUND as of September 30, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES OF EATON VANCE MUNICIPALS TRUST AND
SHAREHOLDERS OF EATON VANCE NATIONAL MUNICIPALS FUND

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Municipals Fund (one of the series constituting Eaton Vance Municipals Trust) as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2004 and 2003 and the financial highlights for each of the years in the five-year period ended September 30, 2004. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Eaton Vance National Municipals Fund at September 30, 2004, and the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2004

EATON VANCE NATIONAL MUNICIPALS FUND as of September 30, 2004
FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2005 will show the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, and the foreign tax credit.

EXEMPT-INTEREST DIVIDENDS -- The Fund designated 99.74% of dividends from net investment income as an exempt-interest dividend.

CAPITAL GAINS DIVIDENDS -- The Fund did not designate any capital gains dividends.

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.0%

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                      VALUE
------------------------------------------------------------------------------------------------
COGENERATION -- 3.0%
$    22,150   Maryland Energy Cogeneration, (AES Warrior Run), (AMT),
              7.40%, 9/1/19                                                     $     22,688,909
      6,100   Pennsylvania EDA, (Northampton Generating), (AMT),
              6.50%, 1/1/13                                                            6,171,126
     21,950   Pennsylvania EDA, (Northampton Generating), (AMT),
              6.60%, 1/1/19                                                           22,151,501
      5,900   Pennsylvania EDA, (Northampton Generating),
              Junior Liens, (AMT), 6.875%, 1/1/11                                      5,900,708
      5,000   Pennsylvania EDA, (Northampton Generating),
              Junior Liens, (AMT), 6.95%, 1/1/21                                       4,963,250
------------------------------------------------------------------------------------------------
                                                                                $     61,875,494
------------------------------------------------------------------------------------------------

EDUCATION -- 0.2%

$     4,130   California Educational Facilities Authority,
              (Stanford University), Variable Rate, 6/1/21(1)                   $      4,524,043
------------------------------------------------------------------------------------------------
                                                                                $      4,524,043
------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 3.4%

$    13,000   Brazos River Authority, TX, (Reliant Energy, Inc.),
              7.75%, 12/1/18                                                    $     14,259,310
      6,800   Clark County, NV, (Nevada Power), (AMT),
              5.90%, 10/1/30                                                           6,570,500
     10,000   Colorado Springs, CO, Utilities, 5.00%, 11/15/29                        10,170,200
      9,000   Connecticut Development Authority, (Connecticut
              Light and Power), 5.85%, 9/1/28                                          9,422,100
     13,000   Connecticut Development Authority, (Western
              Massachusetts Electric), 5.85%, 9/1/28                                  13,609,700
      2,000   Matagorda County, TX, Navigation District No.1,
              (Reliant Energy), 8.00%, 5/1/29                                          2,225,480
      5,000   Matagorda County, TX, Navigation District No.1,
              (Reliant Energy), (AMT), 5.95%, 5/1/30                                   5,007,750
      8,000   North Carolina Municipal Power Agency,
              (Catawba), 6.50%, 1/1/20                                                 8,908,880
------------------------------------------------------------------------------------------------
                                                                                $     70,173,920
------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 16.7%

$     2,400   Bexar County, TX, Health Facilities, (St. Luke's Lutheran),
              Escrowed to Maturity, 7.00%, 5/1/21                               $      3,147,504
     11,195   Colorado Health Facilities Authority, (Liberty Heights),
              Escrowed to Maturity, 0.00%, 7/15/22                                     4,698,430
    184,070   Colorado Health Facilities Authority, (Liberty Heights),
              Escrowed to Maturity, 0.00%, 7/15/24                                    67,807,707
    215,825   Dawson Ridge, CO, Metropolitan District #1,
              Escrowed to Maturity, 0.00%, 10/1/22(2)                                 89,651,547
$    11,175   Dawson Ridge, CO, Metropolitan District #1,
              Escrowed to Maturity, 0.00%, 10/1/22                              $      4,641,983
    101,555   Illinois Development Finance Authority, (Regency Park),
              Escrowed to Maturity, 0.00%, 7/15/23                                    39,927,364
     60,360   Illinois Development Finance Authority, (Regency Park),
              Escrowed to Maturity, 0.00%, 7/15/25                                    20,759,011
      8,235   Louisiana Public Facilities Authority, (Southern Baptist
              Hospitals, Inc.), Escrowed to Maturity, 8.00%, 5/15/12                   9,874,259
      5,675   Maricopa County, AZ, IDA, (Place Five and The Greenery),
              Escrowed to Maturity, 6.625%, 1/1/27                                     6,481,985
    100,000   Mississippi Housing Finance Corp., Single Family, Escrowed
              to Maturity, 0.00%, 6/1/15                                              64,180,000
     46,210   San Joaquin Hills Transportation Corridor Agency, CA,
              Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/20                    22,938,182
     15,000   San Joaquin Hills Transportation Corridor Agency, CA,
              Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/25                     5,490,000
------------------------------------------------------------------------------------------------
                                                                                $    339,597,972
------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.0%

$    16,000   California, 5.25%, 11/1/29                                        $     16,554,240
     20,000   California, 5.25%, 2/1/30                                               20,555,800
      9,875   California, 5.50%, 11/1/33                                              10,472,042
     14,000   Georgia, 2.00%, 12/1/23                                                  9,444,540
      4,735   New York, NY, Variable Rate, 6/1/28(1)(3)                                5,286,154
     16,175   Puerto Rico, Variable Rate, 1/1/24(3)(4)                                19,456,907
------------------------------------------------------------------------------------------------
                                                                                $     81,769,683
------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 0.4%

$     1,555   Pittsfield Township, MI, EDC, (Arbor Hospice),
              7.875%, 8/15/27                                                   $      1,495,972
      3,072   Tax Revenue Exempt Securities Trust, Community
              Health Provider, (Pooled Loan Program Various States
              Trust Certificates), 5.50%, 12/1/36                                      2,983,656
      3,295   Tax Revenue Exempt Securities Trust, Community Health
              Provider, (Pooled Loan Program Various States Trust
              Certificates), 5.875%, 12/1/36                                           3,303,285
------------------------------------------------------------------------------------------------
                                                                                $      7,782,913
------------------------------------------------------------------------------------------------

HOSPITAL -- 5.5%

$     6,091   Arizona Health Facilities Authority, (Phoenix Memorial
              Hospital), 8.20%, 6/1/21(5)                                       $        182,725
     12,600   California Health Facilities Authority, (Cedars Sinai
              Medical Center), Variable Rate, 12/1/34(3)(4)                           14,467,194
      8,860   Louisiana Public Facilities Authority, (General Health
              Systems), 6.80%, 11/1/16                                                 9,029,492
      4,515   Massachusetts HEFA, (Partners Healthcare System),
              5.25%, 7/1/29                                                            4,625,437

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                      VALUE
------------------------------------------------------------------------------------------------
HOSPITAL (CONTINUED)

$     3,500   New Jersey Health Care Facilities Financing Authority,
              (Trinitas Hospital), 7.50%, 7/1/30                                $      3,916,850
      2,000   Oklahoma Development Finance Authority, (Hillcrest
              Medical Center), 5.00%, 8/15/09                                          2,191,980
      9,685   Oklahoma Development Finance Authority, (Hillcrest
              Medical Center), 5.625%, 8/15/19                                        10,972,330
     28,665   Oklahoma Development Finance Authority, (Hillcrest
              Medical Center), 5.625%, 8/15/29                                        32,475,152
      5,805   Oklahoma Development Finance Authority, (Hillcrest
              Medical Center), 5.75%, 8/15/14                                          6,609,399
      1,500   Oklahoma Development Finance Authority, (Hillcrest
              Medical Center), 5.75%, 8/15/15                                          1,707,855
      4,000   Oneida County, NY, Industrial Development Agency,
              (Elizabeth Medical Center), 6.00%, 12/1/29                               3,716,080
      3,075   Prince George's County, MD, (Greater Southeast
              Healthcare System), 6.375%, 1/1/23(5)                                      741,075
      7,750   Rhode Island HEFA, (St. Joseph Health Services),
              5.50%, 10/1/29                                                           7,143,407
     12,500   Rochester, MN, Health Care Facilities, (Mayo Clinic),
              Variable Rate, 11/15/27(3)(4)                                           14,005,000
------------------------------------------------------------------------------------------------
                                                                                $    111,783,976
------------------------------------------------------------------------------------------------

HOUSING -- 4.6%

$     3,000   ABAG Finance Authority, CA, (Civic Center Drive
              Apartments), (AMT), 6.375%, 9/1/32                                $      2,999,790
      7,415   Arkansas Development Finance Authority, MFMR,
              (Park Apartments), (AMT), 5.95%, 12/1/28                                 5,674,255
     12,900   California Department of Veterans Affairs,
              Home Purchase Revenue, 5.20%, 12/1/28                                   12,940,893
      6,360   California Statewide Communities Development Authority,
              (Corporate Fund for Housing), (AMT),
              Variable Rate, 6/1/09(3)(4)                                              6,309,692
        600   California Statewide Communities Development Authority,
              (Corporate Fund for Housing), (AMT),
              Variable Rate, 6/1/09(3)(4)                                                461,826
     16,000   Charter Mac Equity Trust, TN, (AMT), 6.625%, 6/30/09                    17,797,760
     10,770   Florida Capital Projects Financing Authority, Student
              Housing Revenue, (Florida University), 7.85%, 8/15/31                   10,948,351
      9,865   Lake Creek, CO, (Affordable Housing Corp.),
              6.25%, 12/1/23                                                           9,113,879
      1,255   Maricopa County, AZ, IDA, (National Health Facilities II),
              6.375%, 1/1/19                                                           1,009,861
     15,285   New Hampshire Housing Finance Authority, Multifamily
              Housing, (AMT), 6.20%, 7/1/36                                           15,287,293
     10,590   Texas Student Housing Corp., (University of
              Northern Texas), 6.85%, 7/1/31                                          10,025,553
------------------------------------------------------------------------------------------------
                                                                                $     92,569,153
------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 11.7%

$     7,150   Austin, TX, (Cargoport Development LLC), (AMT),
              8.30%, 10/1/21                                                    $      7,539,746
     10,260   Bedford County, VA, IDA, (Nekoosa Packaging), (AMT),
              6.55%, 12/1/25                                                          10,651,522
      2,250   Calhoun County, AR, Solid Waste Disposal,
              (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26                          2,303,280
      2,000   Camden County, NJ, (Holt Hauling), (AMT),
              9.875%, 1/1/21(5)                                                          265,000
      6,050   Carbon County, UT, (Laidlaw Environmental), (AMT),
              7.50%, 2/1/10                                                            6,188,787
      4,000   Courtland, AL, Solid Waste Disposal, (Champion
              International Corp.), (AMT), 6.70%, 11/1/29                              4,285,520
     55,500   Denver, CO, City and County Special Facilities,
              (United Airlines), (AMT), 6.875%, 10/1/32(5)                            41,070,000
      3,500   Effingham County, GA, IDA, PCR, (Georgia Pacific Corp.),
              6.50%, 6/1/31                                                            3,584,350
     11,190   Effingham County, GA, Solid Waste Disposal,
              (Fort James), (AMT), 5.625%, 7/1/18                                     10,932,630
      6,645   Hardeman County, TN, (Correctional Facilities Corp.),
              7.75%, 8/1/17                                                            6,965,223
     30,000   Houston, TX, Airport System, (Continental Airlines), (AMT),
              6.75%, 7/1/29                                                           23,700,600
      9,065   Kenton County, KY, Airport, (Delta Airlines), (AMT),
              6.125%, 2/1/22                                                           5,543,973
      3,030   Kenton County, KY, Airport, (Delta Airlines), (AMT),
              7.125%, 2/1/21                                                           1,989,437
      5,915   Kenton County, KY, Airport, (Delta Airlines), (AMT),
              7.50%, 2/1/20                                                            4,061,830
      5,000   McMinn County, TN, (Calhoun Newsprint-Bowater, Inc.),
              (AMT), 7.40%, 12/1/22                                                    4,999,100
     10,000   Michigan Strategic Fund, (S.D. Warren), (AMT),
              7.375%, 1/15/22                                                         10,202,900
     15,000   Michigan Strategic Fund, (S.D. Warren), (AMT),
              7.375%, 1/15/22                                                         15,304,350
      3,500   Michigan Strategic Fund, (S.D. Warren), (AMT),
              7.375%, 1/15/22                                                          3,571,015
      5,025   New Jersey EDA, (American Airlines), (AMT),
              7.10%, 11/1/31                                                           3,224,995
     18,820   New Jersey EDA, (Continental Airlines), (AMT),
              6.25%, 9/15/29                                                          14,046,119
      4,950   New Jersey EDA, (Continental Airlines), (AMT),
              9.00%, 6/1/33                                                            4,778,977
     17,000   New Jersey EDA, (Holt Hauling), 7.75%, 3/1/27(5)                        16,490,000
      1,500   New Jersey EDA, (Holt Hauling), (AMT),
              7.90%, 3/1/27(5)                                                         1,455,000
     12,500   New York City, NY, IDA, (American Airlines, Inc.), (AMT),
              8.50%, 8/1/28                                                            9,462,000
     10,000   New York City, NY, IDA, (American Airlines, Inc.-JFK
              International Airport), (AMT), 8.00%, 8/1/12                             8,016,300

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                      VALUE
------------------------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT REVENUE (CONTINUED)

$    12,330   Puerto Rico Port Authority, (American Airlines), (AMT),
              6.25%, 6/1/26                                                     $      7,603,418
      1,000   Puerto Rico Port Authority, (American Airlines), (AMT),
              6.30%, 6/1/23                                                              644,240
      3,122   Savannah, GA, EDA, (Intercat-Savannah), (AMT),
              9.00%, 1/1/15                                                            2,895,391
      1,589   Savannah, GA, EDA, (Intercat-Savannah), (AMT),
              9.75%, 7/1/10                                                            1,525,786
      5,000   Skowhegan, ME, (S.D. Warren), (AMT),
              6.65%, 10/15/15                                                          4,918,250
------------------------------------------------------------------------------------------------
                                                                                $    238,219,739
------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 0.0%

$       165   Puerto Rico Industrial Tourist Educational Medical and
              Environmental, DRIVERS, (MBIA),
              Variable Rate, 7/1/33(3)(4)                                       $        490,868
------------------------------------------------------------------------------------------------
                                                                                $        490,868
------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 3.3%

$     7,500   Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA),
              5.30%, 6/1/31                                                     $      7,920,600
      5,500   Intermountain Power Agency, UT, (MBIA),
              Variable Rate, 7/1/19(3)(4)                                              7,797,460
     11,310   Jacksonville Electric Authority, FL, Water and Sewer
              System, (MBIA), 4.25%, 10/1/29                                          10,464,238
      4,500   Matagorda County, TX, Navigation District No. 1,
              (Centerpoint Energy, Inc./Houston Light & Power Co.),
              (MBIA), 4.00%, 10/15/15                                                  4,535,145
     11,000   Memphis, TN, Electric System, (MBIA),
              Variable Rate, 12/1/11(1)(3)                                            14,505,040
      6,000   Sacramento, CA, Municipal Electric Utility District, (FSA),
              Variable Rate, 8/15/28(1)(3)                                             6,416,460
      7,455   South Carolina Public Service Authority, DRIVERS, (FGIC),
              Variable Rate, 1/1/25(1)(3)                                              7,480,720
     15,000   Southern, MN, Municipal Power Agency, Power Supply
              System (AMBAC), 0.00%, 1/1/18                                            8,349,300
------------------------------------------------------------------------------------------------
                                                                                $     67,468,963
------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 2.4%

$    21,400   Houston, TX, Water and Sewer System, (FSA), Escrowed
              to Maturity, 0.00%, 12/1/28                                       $      6,022,816
     20,505   Massachusetts Turnpike Authority, (FGIC), Escrowed to
              Maturity, Variable Rate, 7/1/17(3)(4)                                   25,055,470
      9,500   Massachusetts Turnpike Authority, (FGIC), Escrowed to
              Maturity, Variable Rate, 1/1/20(3)(4)                                   11,483,315
      5,000   Umatilla County, OR, School District No. 008R, (MBIA),
              Prerefunded to 6/15/09, Variable Rate, 6/15/19(3)(4)                     6,117,600
------------------------------------------------------------------------------------------------
                                                                                $     48,679,201
------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 4.4%

$     9,900   California, (AMBAC), Variable Rate, 11/1/19(3)(4)                 $     12,695,364
     12,500   California, (MBIA), 4.75%, 3/1/31                                       12,471,500
     11,665   California, RITES, (AMBAC), Variable Rate, 2/1/23(1)(3)                 13,787,797
     12,500   Chicago, IL, Board of Education, (FGIC),
              0.00%, 12/1/23                                                           4,814,125
     16,980   Chicago, IL, Board of Education, (FGIC),
              0.00%, 12/1/25                                                           5,727,524
     14,000   Chicago, IL, Board of Education, (FGIC),
              0.00%, 12/1/29                                                           3,691,520
     17,630   Washington, (Motor Vehicle Fuel), (MBIA),
              0.00%, 6/1/18                                                            9,390,091
     18,125   Washington, (Motor Vehicle Fuel), (MBIA),
              0.00%, 6/1/19                                                            9,113,794
     18,860   Washington, (Motor Vehicle Fuel), (MBIA),
              0.00%, 6/1/20                                                            8,941,715
     19,125   Washington, (Motor Vehicle Fuel), (MBIA),
              0.00%, 6/1/21                                                            8,544,859
------------------------------------------------------------------------------------------------
                                                                                $     89,178,289
------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 1.0%

$     5,070   Maryland HEFA, (Medlantic), (AMBAC),
              Variable Rate, 8/15/38(1)(3)                                      $      6,249,383
      8,560   Tyler, TX, Health Facility Development Corp., (East Texas
              Medical Center), (FSA), 5.375%, 11/1/27                                  8,911,559
      5,000   Wisconsin HEFA, (Ministry Health Care), (MBIA),
              5.125%, 2/15/22                                                          5,240,700
------------------------------------------------------------------------------------------------
                                                                                $     20,401,642
------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 0.4%

$     7,435   SCA Multifamily Mortgage, Industrial Development Board,
              Hamilton County, TN, (FSA), (AMT), 7.35%, 1/1/30                  $      7,631,581
------------------------------------------------------------------------------------------------
                                                                                $      7,631,581
------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 2.5%

$    34,180   Anaheim, CA, Public Financing Authority,
              (Public Improvements), (FSA), 0.00%, 9/1/35                       $      6,427,891
      5,515   Manchester, NH, School Facilities Revenue, (MBIA),
              5.50%, 6/1/23(6)                                                         6,362,049
     22,970   New Jersey EDA, (School Facilities), (AMBAC),
              4.375%, 9/1/29                                                          22,026,392
     13,750   New Jersey Transportation Trust Fund Authority,
              Certificates of Participation, (MBIA), 5.25%, 12/15/14(6)               15,591,262
------------------------------------------------------------------------------------------------
                                                                                $     50,407,594
------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                      VALUE
------------------------------------------------------------------------------------------------
INSURED-MISCELLANEOUS -- 1.1%

$    25,000   Harris County-Houston, TX, Sports Authority, (MBIA),
              0.00%, 11/15/41                                                   $      2,921,250
     19,250   Harris County-Houston, TX, Sports Authority, (MBIA),
              5.25%, 11/15/40                                                         19,615,172
------------------------------------------------------------------------------------------------
                                                                                $     22,536,422
------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.5%

$    13,305   Illinois Sports Facility Authority, (AMBAC),
              0.00%, 6/15/23                                                    $      5,339,696
     31,510   Illinois Sports Facility Authority, (AMBAC),
              0.00%, 6/15/24                                                          11,837,047
     10,000   Illinois Sports Facility Authority, (AMBAC),
              0.00%, 6/15/25                                                           3,517,300
      9,185   Regional Transportation Authority, LA, (FGIC),
              0.00%, 12/1/15                                                           5,621,587
      9,500   Regional Transportation Authority, LA, (FGIC),
              0.00%, 12/1/21                                                           4,080,820
------------------------------------------------------------------------------------------------
                                                                                $     30,396,450
------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 6.5%

$    18,220   Alameda, CA, Corridor Transportation Authority, (MBIA),
              0.00%, 10/1/35                                                    $      3,359,039
     10,000   Chicago, IL, O'Hare International Airport, (AMBAC),
              (AMT), 5.375%, 1/1/32(7)                                                10,277,000
      5,000   Dallas Fort Worth, TX, International Airport, (FGIC),
              (AMT), 5.625%, 11/1/21                                                   5,516,000
      3,335   Dallas Fort Worth, TX, International Airport, (FSA), (AMT),
              Variable Rate, 5/1/11(1)(3)                                              4,336,467
      4,000   Dallas Fort Worth, TX, International Airport, (MBIA), (AMT),
              Variable Rate, 5/1/11(1)(3)                                              5,077,920
      2,500   Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT),
              5.50%, 11/1/20                                                           2,727,875
      3,305   Kansas Turnpike Authority, (AMBAC),
              Variable Rate, 3/1/11(1)(3)                                              3,375,165
      3,330   Kansas Turnpike Authority, (AMBAC),
              Variable Rate, 3/1/15(1)(3)                                              3,322,907
     12,000   Massachusetts Turnpike Authority, Metropolitan Highway
              System, (AMBAC), 5.00%, 1/1/39                                          12,090,000
      7,000   Metropolitan Washington, DC, Airports Authority, DRIVERS,
              (MBIA), (AMT), Variable Rate, 10/12/21                                   7,422,100
     11,750   Miami-Dade County, FL, International Airport, (FGIC),
              5.00%, 10/1/37                                                          11,944,227
     11,250   New Jersey Transportation Trust Fund Authority, (MBIA),
              5.50%, 12/15/17(6)                                                      13,061,925
      9,000   Puerto Rico Highway and Transportation Authority, (FSA),
              Variable Rate, 7/1/32(1)(3)                                              9,722,340
     50,000   San Joaquin Hills, CA, Transportation Corridor Agency Toll,
              (MBIA), 0.00%, 1/15/35                                                   9,851,500
$    30,000   Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/26                 $      9,553,500
     50,000   Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/22                       20,682,000
------------------------------------------------------------------------------------------------
                                                                                $    132,319,965
------------------------------------------------------------------------------------------------

INSURED-UTILITIES -- 0.5%

$    10,500   Philadelphia, PA, Gas Works Revenue, (FSA),
              5.00%, 7/1/28                                                     $     10,620,120
------------------------------------------------------------------------------------------------
                                                                                $     10,620,120
------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 3.0%

$    11,915   Atlanta, GA, Water and Sewer, (FGIC), 5.00%, 11/1/38              $     12,049,759
     10,135   California Water Resources, (Central Valley), (FGIC),
              Variable Rate, 12/1/28(1)(3)                                            11,348,565
     10,445   Castaic Lake, CA, Water Agency Certificates of
              Participation, (Water System Improvements),
              (AMBAC), 0.00%, 8/1/21                                                   4,566,658
      8,375   Houston, TX, Water and Sewer System, (FSA),
              0.00%, 12/1/28                                                           2,326,743
     21,155   King County, WA, Sewer Revenue, (MBIA),
              4.50%, 1/1/32(8)                                                        20,209,795
      2,000   Marco Island, FL, Utility System, (MBIA), 5.00%, 10/1/27                 2,056,200
      7,435   Palm Coast, FL, Utility System, (MBIA), 5.00%, 10/1/27                   7,643,924
------------------------------------------------------------------------------------------------
                                                                                $     60,201,644
------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 0.3%

$     6,330   New Jersey EDA, (School Facilities),
              Variable Rate, 6/15/28(1)(3)                                      $      6,616,179
------------------------------------------------------------------------------------------------
                                                                                $      6,616,179
------------------------------------------------------------------------------------------------

NURSING HOME -- 3.0%

$    12,185   Bell County, TX, (Riverside Healthcare, Inc.-Normandy
              Terrace), 9.00%, 4/1/23                                           $      7,463,313
      4,665   Delaware County, PA, (Mainline-Haverford Nursing and
              Rehabilitation Centers), 9.00%, 8/1/22(5)                                2,836,273
      9,880   Hillsborough County, FL, IDA, (Tampa Bay Retirement
              Center), 7.00%, 6/1/25(9)                                                5,520,154
      2,755   Lackawanna County, PA, IDA, (Edella Street Associates),
              8.875%, 9/1/14                                                           2,754,559
     13,250   Massachusetts IFA, (Age Institute of Massachusetts),
              8.05%, 11/1/25                                                          13,258,480
     11,575   Mississippi Business Finance Corp., (Magnolia Healthcare),
              7.99%, 7/1/25                                                            9,472,054
     11,265   Montgomery, PA, IDA, (Advancement of Geriatric Health
              Care Institute), 8.375%, 7/1/23                                         10,514,976
      3,500   Orange County, FL, Health Facilities Authority, (Westminster
              Community Care), 6.75%, 4/1/34                                           3,017,630

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                      VALUE
------------------------------------------------------------------------------------------------
NURSING HOME (CONTINUED)

$     2,235   Westmoreland, PA, (Highland Health Systems, Inc.),
              9.25%, 6/1/22                                                     $      2,246,220
      3,890   Wisconsin HEFA, (Wisconsin Illinois Senior Housing),
              7.00%, 8/1/29                                                            3,651,037
------------------------------------------------------------------------------------------------
                                                                                $     60,734,696
------------------------------------------------------------------------------------------------

OTHER REVENUE -- 8.1%

$    22,000   California Statewide Communities Development Authority,
              (East Valley Tourist Development Authority),
              8.25%, 10/1/14                                                    $     22,495,000
     10,000   California Statewide Communities Development Authority,
              (East Valley Tourist Development Authority),
              9.25%, 10/1/20                                                          10,960,000
      1,500   Capital Trust Agency, FL, (Seminole Tribe Convention),
              8.95%, 10/1/33                                                           1,743,465
     26,400   Capital Trust Agency, FL, (Seminole Tribe Convention),
              10.00%, 10/1/33                                                         31,660,992
      7,695   Golden Tobacco Securitization Corp., CA, 5.00%, 6/1/13                   7,700,540
     10,950   Golden Tobacco Securitization Corp., CA,
              Variable Rate, 6/1/43(3)(4)                                             11,672,153
     10,000   Golden Tobacco Securitization Corp., CA,
              Variable Rate, 6/1/27(3)(4)                                             10,759,200
     11,300   Golden Tobacco Securitization Corp., CA,
              Variable Rate, 6/1/31(3)(4)                                             12,290,219
     10,200   Orange County, NC, (Community Activity Corp.),
              8.00%, 3/1/24(5)                                                         3,845,400
      9,000   Sandoval County, NM, (Santa Ana Pueblo),
              7.75%, 7/1/15                                                            9,272,250
     10,885   Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39                   10,469,084
     20,700   Tobacco Settlement Financing Corp., NJ,
              Variable Rate, 12/1/31(3)(4)                                            19,118,313
     13,000   Tobacco Settlement Management Authority, SC,
              6.375%, 5/15/28                                                         12,087,530
------------------------------------------------------------------------------------------------
                                                                                $    164,074,146
------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 5.4%

$    11,795   Albuquerque, NM, Retirement Facilities, (La Vida Liena
              Retirement Center), 5.75%, 12/15/28                               $     11,115,962
      9,695   Albuquerque, NM, Retirement Facilities, (La Vida Liena
              Retirement Center), 6.60%, 12/15/28                                      9,476,281
      6,035   Arizona Health Facilities Authority,
              (Care Institute, Inc.-Mesa), 7.625%, 1/1/26(9)                           4,780,444
     16,715   Bell County, TX, Health Facilities Authority,
              (Care Institute, Inc.-Texas), 9.00%, 11/1/24                            15,788,488
      3,060   Chester, PA, IDA, (Senior Life-Choice of Kimberton),
              (AMT), 8.50%, 9/1/25                                                     3,169,273
     11,570   De Kalb County, GA, Private Hospital Authority,
              (Atlanta, Inc.), 8.50%, 3/1/25(9)                                        4,686,544
$     4,960   Delaware County, PA, IDA, (Glen Riddle), (AMT),
              8.625%, 9/1/25                                                    $      5,159,838
      6,680   Glen Cove, NY, IDA, (Regency at Glen Cove),
              9.50%, 7/1/12                                                            6,638,584
     14,115   Illinois Development Finance Authority,
              (Care Institute, Inc.-Illinois), 7.80%, 6/1/25                          14,504,997
      1,900   Kansas City, MO, IDA, (Kingswood United Methodist
              Manor), 5.375%, 11/15/09                                                 1,835,153
      9,345   New Jersey EDA, (Forsgate), (AMT), 8.625%, 6/1/25(9)                     5,743,157
     12,265   North Miami, FL, Health Facilities Authority,
              (Imperial Club), 6.75%, 1/1/33                                          11,280,856
        800   North Miami, FL, Health Facilities Authority,
              (Imperial Club), 9.00%, 1/1/12(5)                                            7,384
      7,915   Roseville, MN, Elder Care Facility,
              (Care Institute, Inc.-Roseville), 7.75%, 11/1/23(9)                      6,719,835
     12,140   St. Paul, MN, Housing and Redevelopment,
              (Care Institute, Inc.-Highland), 8.75%, 11/1/24(9)                       8,388,861
------------------------------------------------------------------------------------------------
                                                                                $    109,295,657
------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 0.4%

$     3,000   Tri-County, OR, Metropolitan Transportation District,
              Variable Rate, 8/1/19(3)(4)                                       $      3,368,730
      4,570   University Square, FL, Community Development District,
              6.75%, 5/1/20                                                            4,816,049
------------------------------------------------------------------------------------------------
                                                                                $      8,184,779
------------------------------------------------------------------------------------------------

TRANSPORTATION -- 4.4%

$    10,065   Port Authority of New York and New Jersey,
              5.00%, 9/1/38                                                     $     10,229,865
     38,000   Port Authority of New York and New Jersey, (AMT),
              5.25%, 7/15/34                                                          38,754,300
     39,950   Puerto Rico Highway and Transportation Authority,
              5.125%, 7/1/39                                                          40,699,462
------------------------------------------------------------------------------------------------
                                                                                $     89,683,627
------------------------------------------------------------------------------------------------

WATER AND SEWER -- 0.3%

$     5,480   California Water Resources, (Central Valley),
              Variable Rate, 6/1/18(3)(4)                                       $      6,587,508
------------------------------------------------------------------------------------------------
                                                                                $      6,587,508
------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.0%
   (IDENTIFIED COST $1,842,115,928)                                             $  1,993,806,224
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.0%                                          $     39,963,222
------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $  2,033,769,446
------------------------------------------------------------------------------------------------

                        See notes to financial statements

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

At September 30, 2004, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

   California                                             13.8%

   Colorado                                               11.2%

   Others, representing less than 10% individually        73.0%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 27.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.1% to 11.0% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

(2) Security (or a portion thereof) has been segregated to cover when-issued securities.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $279,661,916 or 13.8% of the Portfolio's net assets.

(4)  Security has been issued as an inverse floater bond.

(5)  Defaulted bond.

(6)  When-issued security.

(7) Security (or a portion thereof) has been segregated to cover swap contracts.

(8) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(9)  Security is in default and making only partial interest payments.

                        See notes to financial statements

NATIONAL MUNICIPALS PORTFOLIO as of September 30, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2004

ASSETS

Investments, at value (identified cost, $1,842,115,928)             $  1,993,806,224
Cash                                                                      29,662,423
Receivable for investments sold                                            6,932,586
Interest receivable                                                       41,514,082
Receivable for daily variation margin on open
 financial futures contracts                                               2,117,187
------------------------------------------------------------------------------------
TOTAL ASSETS                                                        $  2,074,032,502
------------------------------------------------------------------------------------

LIABILITIES

Payable for open swap contracts                                     $      5,053,719
Payable for when-issued securities                                        35,116,615
Accrued expenses                                                              92,722
------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   $     40,263,056
------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO           $  2,033,769,446
------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals             $  1,892,936,951
Net unrealized appreciation (computed on the basis of
 identified cost)                                                        140,832,495
------------------------------------------------------------------------------------
TOTAL                                                               $  2,033,769,446
------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
SEPTEMBER 30, 2004

INVESTMENT INCOME

Interest                                                            $    135,614,874
------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                             $    135,614,874
------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                              $      8,797,572
Trustees' fees and expenses                                                   26,183
Custodian fee                                                                370,352
Legal and accounting services                                                131,254
Miscellaneous                                                                117,400
------------------------------------------------------------------------------------
TOTAL EXPENSES                                                      $      9,442,761
------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                       $         51,796
------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                            $         51,796
------------------------------------------------------------------------------------

NET EXPENSES                                                        $      9,390,965
------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                               $    126,223,909
------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                  $      9,090,456
   Financial futures contracts                                           (39,876,771)
   Swap contracts                                                          2,519,730
------------------------------------------------------------------------------------
NET REALIZED LOSS                                                   $    (28,266,585)
------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                              $     45,029,024
   Financial futures contracts                                            (5,605,092)
   Swap contracts                                                          1,423,014
------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                $     40,846,946
------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                    $     12,580,361
------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $    138,804,270
------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                          YEAR ENDED           YEAR ENDED
IN NET ASSETS                                                SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
----------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                       $    126,223,909     $    128,366,781
   Net realized loss from Investment
      transactions, financial futures
      contracts, and swaps contracts                                (28,266,585)          (2,503,869)
   Net change in unrealized
      appreciation (depreciation)
      from investments,
      financial futures contracts,
      and swaps contracts                                            40,846,946          (15,496,861)
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    138,804,270     $    110,366,051
----------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                               $    341,980,383     $    336,856,366
   Withdrawals                                                     (445,857,077)        (437,448,632)
----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                        $   (103,876,694)    $   (100,592,266)
----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                     $     34,927,576     $      9,773,785
----------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $  1,998,841,870     $  1,989,068,085
----------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $  2,033,769,446     $  1,998,841,870
----------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                    YEAR ENDED SEPTEMBER 30,
                                                      ---------------------------------------------------------------------------
                                                             2004           2003          2002(1)          2001           2000
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.47%          0.47%          0.49%          0.48%          0.48%
   Expenses after custodian fee reduction                        0.46%          0.47%          0.48%          0.47%          0.47%
   Net investment income                                         6.24%          6.59%          6.63%          6.25%          6.37%
Portfolio Turnover                                                 44%            35%            32%            20%            41%
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                  7.28%          5.81%         10.18%            --             --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                  $  2,033,769   $  1,998,842   $  1,989,068   $  1,847,028   $  1,769,985
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 6.60% to 6.63%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

NATIONAL MUNICIPALS PORTFOLIO as of September 30, 2004
NOTESTO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   National Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2004, Eaton Vance National Municipals Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Interest rate swaps are normally valued on the basis of calculations furnished by a broker. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and discount.

   C FEDERAL TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E INTEREST RATE SWAPS -- The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to the agreement, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

   F OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   G LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

   H WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   J INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   K OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   L EXPENSE REDUCTIONS -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 2004, the fee was equivalent to 0.44% of the Portfolio's average daily net assets for such period and amounted to $8,797,572. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

   During the year ended September 30, 2004, the Portfolio engaged in purchase transactions with other Portfolios that also utilize BMR as an investment adviser. These purchase transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to $56,639,900.

3  INVESTMENTS

   Purchases, sales, and principal paydown of investments, other than U.S. Government securities and short-term obligations, aggregated $864,993,191, $901,891,152, and $165,501, respectively, for the year ended September 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation/depreciation in the value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                     $   1,834,317,702
   ----------------------------------------------------
   Gross unrealized appreciation      $     226,409,296
   Gross unrealized depreciation            (66,920,774)
   ----------------------------------------------------
   NET UNREALIZED APPRECIATION        $     159,488,522
   ----------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2004.

6  FINANCIAL INSTRUMENTS

   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FUTURES CONTRACTS

EXPIRATION                                      AGGREGATE                         NET UNREALIZED
DATE(S)    CONTRACTS                  POSITION  COST             VALUE             DEPRECIATION
------------------------------------------------------------------------------------------------
12/04      4,250 U.S. Treasury Bond   Short     $  (473,226,080) $  (476,929,687) $   (3,703,607)
------------------------------------------------------------------------------------------------
12/04      2,500 U.S. Treasury Note   Short        (279,462,025)    (281,562,500)     (2,100,475)
------------------------------------------------------------------------------------------------
                                                                                  $   (5,804,082)
------------------------------------------------------------------------------------------------

At September 30, 2004, the Portfolio had entered into an interest rate swap agreement with Merrill Lynch Capital Services whereby the Portfolio makes bi-annual payments at a fixed rate equal to 4.887% on the notional amount of $300,000,000. In exchange, the Portfolio receives payments at a rate equal to the three month USD-LIBOR on the same notional amount. The value of the contract, which terminates January 20, 2015, is recorded as a payable for open swap contracts of $5,053,719 on September 30, 2004.

NATIONAL MUNICIPALS PORTFOLIO as of September 30, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF NATIONAL MUNICIPALS PORTFOLIO

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of National Municipals Portfolio as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2004 and 2003 and the supplementary data for each of the years in the five-year period ended September 30, 2004. These financial statements and supplementary data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of National Municipals Portfolio at September 30, 2004, the results of its operations, the changes in its net assets, and its supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2004

EATON VANCE NATIONAL MUNICIPALS FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipals Trust (the Trust) and National Municipals Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc.. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                   POSITION(S)       TERM OF                                            NUMBER OF PORTFOLIOS
                   WITH THE        OFFICE  AND                                            IN FUND  COMPLEX
   NAME AND      TRUST AND THE      LENGTH OF            PRINCIPAL OCCUPATION(S)            OVERSEEN BY
 DATE OF BIRTH     PORTFOLIO         SERVICE              DURING PAST FIVE YEARS             TRUSTEE(1)     OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes Trustee and Vice Trustee and Vice    Chairman, President and Chief              195              Director of EVC
11/9/41          President       President of the    Executive Officer of BMR, EVC, EVM
                                 Trust since 1985;   and EV; Director of EV; Vice
                                 of the Portfolio    President and Director of EVD.
                                 since 1992 and      Trustee and/or officer of 195
                                 1993, respectively  registered investment companies in
                                                     the Eaton Vance Fund Complex.
                                                     Mr. Hawkes is an interested person
                                                     because of his positions with BMR,
                                                     EVM, EVC and EV, which are
                                                     affiliates of the Trust and the
                                                     Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L.           Trustee      Trustee of the      Jacob H. Schiff Professor of             195            Director of Tiffany &
Hayes, III                       Trust since 1986;   Investment Banking Emeritus,                            Co. (specialty
2/23/35                          of the Portfolio    Harvard University Graduate School                      retailer) and Telect,
                                 since 1992          of Business Administration.                             Inc. (telecommunication
                                                                                                             services company)

William H. Park     Trustee          Since 2003      President and Chief Executive            194                     None
9/19/47                                              Officer, Prizm Capital Management,
                                                     LLC(investment management firm)
                                                     (since 2002). Executive Vice
                                                     President and Chief Financial
                                                     Officer, United Asset Management
                                                     Corporation (a holding company
                                                     owning institutional investment
                                                     management firms) (1982-2001)

Ronald A.           Trustee          Since 2003      Professor of Law, Georgetown             194                     None
Pearlman                                             University Law Center (since
7/10/40                                              1999). Tax Partner, Covington &
                                                     Burling, Washington, DC
                                                     (1991-2000).

Norton H. Reamer    Trustee        Trustee of the    President, Chief Executive Officer       195                     None
9/21/35                           Trust since 1985;  and a Director of Asset Management
                                  of the Portfolio   Finance Corp. (a specialty finance
                                    since 1992       company serving the investment
                                                     management industry (since)
                                                     October 2003). President, Unicorn
                                                     Corporation (an investment and
                                                     financial advisory services
                                                     company) (since September 2000).
                                                     Formerly, Chairman, Hellman,
                                                     Jordan Management Co., Inc. (an
                                                     investment management company)
                                                     (2000-2003). Formerly, Advisory
                                                     Director of Berkshire Capital
                                                     Corporation (investment banking
                                                     firm) (2002-2003). Formerly
                                                     Chairman of the Board, United
                                                     Asset Management Corporation (a
                                                     holding company owning
                                                     institutional investment
                                                     management firms) and Chairman,
                                                     President and Director, UAM Funds
                                                     (mutual funds) (1980-2000).

Lynn A. Stout       Trustee          Since 1998      Professor of Law, University of          195                     None
9/14/57                                              California at Los Angeles School
                                                     of Law (since July 2001). Formerly,
                                                     Professor of Law, Georgetown
                                                     University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                             POSITION(S)                 TERM OF
                              WITH THE                  OFFICE AND
    NAME AND               TRUST AND THE                LENGTH OF                            PRINCIPAL OCCUPATION(S)
 DATE OF BIRTH                PORTFOLIO                  SERVICE                             DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Fetter              President                 Since 1993           Vice President of EVM and BMR. Officer of 124
8/20/43                                                                      registered investment companies managed by EVM or BMR.

William H. Ahern, Jr.   Vice President of the           Since 2004           Vice President of EVM and BMR. Officer of 77 registered
7/28/59                         Trust                                        investment companies managed by EVM or BMR.

Craig R. Brandon        Vice President of the           Since 2004           Vice President of EVM and BMR. Officer of 44 registered
12/31/66                        Trust                                        investment companies managed by EVM or BMR.

Cynthia J. Clemson         Vice President               Since 2004           Vice President of EVM and BMR. Officer of 84 registered
3/2/63                                                                       investment companies managed by EVM or BMR.

Robert B. MacIntosh        Vice President               Since 1993           Vice President of EVM and BMR. Officer of 124
1/22/57                                                                      registered investment companies managed by EVM or BMR.

Thomas M. Metzold          Vice President          Vice President of the     Vice President of EVM and BMR. Officer of 48 registered
8/5/58                                         Portfolio since 1995; of the  investment companies managed by EVM or BMR.
                                                     Trust since 2004

Alan R. Dynner                Secretary                 Since 1997           Vice President, Secretary and Chief Legal Officer of
10/10/40                                                                     BMR, EVM, EVD, EV and EVC. Officer of 195 registered
                                                                             investment companies managed by EVM or BMR.

Barbara E. Campbell       Treasurer of the             Since 2002(2)         Vice President of EVM and BMR. Officer of 195
6/19/57                       Portfolio                                      registered investment companies managed by EVM or BMR.

James L. O'Connor      Treasurer of the Trust           Since 1989           Vice President of BMR, EVM and EVD. Officer of 116
4/1/45                                                                       registered investment companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Campbell served as Assistant Treasurer of the Portfolio since 1993.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

               INVESTMENT ADVISER OF NATIONAL MUNICIPALS PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

              ADMINISTRATOR OF EATON VANCE NATIONAL MUNICIPALS FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               200 Berkeley Street
                              Boston, MA 02116-5022


                          EATON VANCE MUNICIPALS TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

448-11/04                                                                  HMSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

Each of Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund (the "Fund(s)") is a series of Eaton Vance Municipals Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Funds, the Trust contains a total of 28 series (collectively, the "Series"). This Form N-CSR relates to the Funds' annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund's respective fiscal years ended September 30, 2003 and September 30, 2004 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance California Municipals Fund

 FISCAL YEARS ENDED               9/30/03                    9/30/04
---------------------------------------------------------------------------
 Audit Fees                   $ 11,845                   $ 12,298

 Audit-Related Fees(1)        $      0                   $      0

 Tax Fees(2)                  $  5,200                   $  5,300

 All Other Fees(3)            $      0                   $      0
                              ---------------------------------------------

 Total                        $ 17,045                   $ 17,598
                              =============================================

Eaton Vance Florida Municipals Fund

 FISCAL YEARS ENDED               9/30/03                    9/30/04
---------------------------------------------------------------------------
 Audit Fees                   $ 11,845                   $ 12,298

 Audit-Related Fees(1)        $      0                   $      0

 Tax Fees(2)                  $  5,200                   $  5,300

 All Other Fees(3)            $      0                   $      0
                              ---------------------------------------------
 Total                        $ 17,045                   $ 17,598
                              =============================================

Eaton Vance Massachusetts Municipals Fund

 FISCAL YEARS ENDED               9/30/03                    9/30/04
---------------------------------------------------------------------------
 Audit Fees                   $ 11,433                   $ 12,298

 Audit-Related Fees(1)        $      0                   $      0

 Tax Fees(2)                  $  5,200                   $  5,300

 All Other Fees(3)            $      0                   $      0
                              ---------------------------------------------
 Total                        $ 16,633                   $ 17,598
                              =============================================

Eaton Vance Mississippi Municipals Fund

 FISCAL YEARS ENDED               9/30/03                    9/30/04
---------------------------------------------------------------------------
 Audit Fees                   $  8,549                   $  8,899

 Audit-Related Fees(1)        $      0                   $      0

 Tax Fees(2)                  $  5,200                   $  5,300

 All Other Fees(3)            $      0                   $      0
                              ---------------------------------------------
 Total                        $ 13,749                   $ 14,199
                              =============================================

Eaton Vance New York Municipals Fund

 FISCAL YEARS ENDED               9/30/03                    9/30/04
---------------------------------------------------------------------------
 Audit Fees                   $ 11,845                   $ 12,299

 Audit-Related Fees(1)        $      0                   $      0

 Tax Fees(2)                  $  5,200                   $  5,300

 All Other Fees(3)            $      0                   $      0
                              ---------------------------------------------
 Total                        $ 17,045                   $ 17,599
                              =============================================

Eaton Vance Rhode Island Municipals Fund

 FISCAL YEARS ENDED               9/30/03                    9/30/04
---------------------------------------------------------------------------
 Audit Fees                   $ 10,712                   $ 11,062

 Audit-Related Fees(1)        $      0                   $      0

 Tax Fees(2)                  $  5,200                   $  5,300

 All Other Fees(3)            $      0                   $      0
                              ---------------------------------------------
 Total                        $ 15,912                   $ 16,362
                              =============================================

Eaton Vance Ohio Municipals Fund

 FISCAL YEARS ENDED               9/30/03                    9/30/04
---------------------------------------------------------------------------
 Audit Fees                   $ 11,845                   $ 12,298

 Audit-Related Fees(1)        $      0                   $      0

 Tax Fees(2)                  $  5,200                   $  5,300

 All Other Fees(3)            $      0                   $      0
                              ---------------------------------------------
 Total                        $ 17,045                   $ 17,598
                              =============================================

Eaton Vance West Virginia Municipals Fund

 FISCAL YEARS ENDED               9/30/03                    9/30/04
---------------------------------------------------------------------------
 Audit Fees                   $  9,682                   $ 10,032

 Audit-Related Fees(1)        $      0                   $      0

 Tax Fees(2)                  $  5,200                   $  5,300

 All Other Fees(3)            $      0                   $      0
                              ---------------------------------------------
 Total                        $ 14,882                   $ 15,332
                              =============================================

Eaton Vance National Municipals Fund

 FISCAL YEARS ENDED               9/30/03                    9/30/04
---------------------------------------------------------------------------
 Audit Fees                   $ 11,845                   $ 12,298

 Audit-Related Fees(1)        $      0                   $      0

 Tax Fees(2)                  $  5,200                   $  5,300

 All Other Fees(3)            $      0                   $      0
                              ---------------------------------------------
 Total                        $ 17,045                   $ 17,598
                              =============================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.

 FISCAL YEARS
 ENDED                   7/31/03           8/31/03           9/30/03            7/31/04          8/31/04            9/30/04
---------------------------------------------------------------------------------------------------------------------------
 Audit Fees          $  70,505         $ 109,489         $  99,601          $  79,083        $ 114,330          $ 103,783

 Audit-Related
 Fees(1)             $       0         $       0         $       0          $       0        $       0          $       0

 Tax Fees(2)         $  34,900         $  62,400         $  46,800          $  37,100        $  63,600          $  47,700

 All Other Fees(3)   $       0         $       0         $       0          $       0        $       0          $       0
                     ------------------------------------------------------------------------------------------------------
 Total               $ 105,405         $ 171,889         $ 146,401          $ 116,183        $ 177,930          $ 151,483
                     ======================================================================================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the fiscal year ended September 30, 2004, $35,000 was billed by the Series' principal accountant, Deloitte & Touche LLP, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management's assertion that it has maintained effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series's respective principal accountant for the last two fiscal years of each Series.

 FISCAL YEARS
 ENDED                   7/31/03           8/31/03           9/30/03            7/31/04          8/31/04            9/30/04
---------------------------------------------------------------------------------------------------------------------------
 REGISTRANT(1)       $  34,900         $  62,400         $  45,100          $  37,100        $  63,600          $  46,800

 EATON VANCE (2)     $ 390,295         $ 435,295         $ 448,295          $ 299,384        $ 291,084          $ 329,084

(1)     Includes all of the Series in the Trust.

(2) During the fiscal years reported above, each of the Series was a "feeder" fund in a "master-feeder" fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective "master" funds.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Reports to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST

By:    /s/ Thomas J. Fetter
       ----------------------------------
       Thomas J. Fetter
       President


Date: November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ----------------------------------
       James L. O'Connor
       Treasurer


Date: November 17, 2004


By:    /s/ Thomas J. Fetter
       ----------------------------------
       Thomas J. Fetter
       President

Date: November 17, 2004